UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:	BlackRock Funds V
BlackRock Emerging Markets Bond Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds IV

• BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

• BlackRock Emerging Markets Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	15.25%	40.79%
U.S. small cap equities (Russell 2000® Index)	17.54	62.03
International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35
Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Investment Objective

BlackRock Systematic Multi-Strategy Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund outperformed both of its benchmarks, the ICE BofA 3-Month U.S. Treasury Bill Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Strategies

Core allocation across fixed-income and equity markets to balance interest rate and credit exposures. Strategies in the core portfolio may include mortgages, duration and curve, investment grade corporates, emerging markets, securitized credit, dividend equities and high yield.

Long/short alpha strategies seek equity securities and equity derivatives, primarily total return swaps, within a global opportunity set. These strategies seek to identify opportunities through a systematic approach by evaluating predicted returns relative to risk for each security. These strategies seek to provide an uncorrelated source of defensive returns.

Long/short macro strategies seek to capture returns through tactical trades to fixed income and equity markets. These strategies seek to tactically allocate and time directional exposures across several asset classes, such as credit default swaps, U.S. Treasures, U.K. Gilts and index futures.

What factors influenced performance?

The largest contributor to the Fund’s relative performance was the defensive equity long/short strategy, which generated strong positive risk-adjusted returns across different market environments. Early in the period, when equity markets became volatile and fell, the strategy’s defensive alpha produced diversification and positive returns. Later, the strategy took advantage of return dispersion and the market rotation to generate relative outperformance. The directional asset allocation (“DAA”) strategy also contributed to relative returns, benefiting from the rallying markets during much of the period. Within the strategy, dividend equity and asset-carry strategies drove returns, as did compression in yield spreads in high yield and securitized credit.

All three strategies contributed to performance during the period, with the macro strategy seeing slightly positive returns. The bulk of the strategy’s returns came in March, as it captured opportunities from increased dispersion in global interest rate markets.

Describe recent portfolio activity.

The Fund continued to apply its systematic investment approach, which combines asset allocation, defensive equity long/short alpha, and macro strategies across diversified asset classes. The Fund seeks to provide diversified alpha sources for balanced, consistent returns over time through various market conditions.

The period started with volatility in both the equity and bond markets, and although stock market volatility lessened as the period progressed, bonds experienced a spike in yields in February 2021 before seeing range-bound trading and an eventual rally toward period-end. Over the course of the period, the economic regime indicator that informs top-down sector allocation within the DAA strategy reflected continued movement into an expansion, as strengthening and positively trending macroeconomic data indicated a broadening of the recovery. The Fund therefore increased its allocation to dividend equity exposure in the first quarter of 2021 by approximately 2%. This allocation contributed to performance, as dividend equity exposure drove gains for the DAA strategy.

The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the investment adviser team to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. Standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected position. The use of U.S. Treasury futures, currency forwards, options and swaps had a positive impact on performance for the period.

The Fund continued to use leveraged strategies, which involve holding cash in order to back investments in to-be-announced mortgage derivative securities. The Fund’s cash position was elevated at times during the period but did not have a material impact on Fund performance.

Describe portfolio positioning at period end.

The Fund ended the period with higher allocations to dividend equities and high-yield securities. End-of-period positioning continued to reflect the desired structure of the portfolio to generate a strong risk-adjusted return with a focus on downside protection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of June 30, 2021 (continued)	BlackRock Systematic Multi-Strategy Fund

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	4.06%	3.39%	N/A	5.49%	N/A	4.85%	N/A
Investor A	3.87	3.13	(1.00)%	5.22	4.36%	4.60	3.90%
Investor C	3.58	2.35	1.35	4.46	4.46	3.81	3.81
Class K	4.06	3.41	N/A	5.50	N/A	4.86	N/A
ICE BofA 3-Month U.S. Treasury Bill Index(d)	0.03	0.09	N/A	1.17	N/A	0.99	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(e)	(1.60)	(0.33)	N/A	3.03	N/A	3.38	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(c)	The Fund commenced operations on May 19, 2015.
(d)

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. On March 31, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to March 31, 2021, is for the 3pm pricing variant of the lndex. Index data on and after March 31, 2021 is for the 4pm pricing variant of the Index.

(e)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,040.60	$4.81		$1,000.00	$1,020.08	$4.76		0.95%
Investor A	1,000.00	1,038.70	6.07		1,000.00	1,018.84	6.01		1.20
Investor C	1,000.00	1,035.80	9.79		1,000.00	1,015.17	9.69		1.94
Class K	1,000.00	1,040.60	4.30		1,000.00	1,020.58	4.26		0.85

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2021 (continued)	BlackRock Systematic Multi-Strategy Fund

Portfolio Information

PORTFOLIO ALLOCATION

Asset Type(a)	Percent of Net Assets
U.S. Government Sponsored Agency Securities	57%
Corporate Bonds	40
Money Market Funds	19
Non-Agency Mortgage-Backed Securities	11
Common Stocks	8
Investment Companies	3
Asset-Backed Securities	2
U.S. Treasury Obligations	— (b)
Capital Trust	— (b)
TBA Sale Commitments	(19)
Liabilities in Excess of Other Assets	(21)

INDUSTRY ALLOCATION

Percent of Total Investments	(c)

Industry	Long	Short	Total
Financials	9%	2%	11%
Consumer Discretionary	6	3	9
Industrials	6	3	9
Health Care	5	2	7
Energy	4	2	6
Information Technology	4	2	6
Communication Services	4	3	7
Materials	3	2	5
Consumer Staples	3	1	4
Utilities	2	1	3
Real Estate	1	2	3
Other(d)	30	—	30

	77%	23%	100%

(a)	Excludes underlying investment in total return swaps.
(b)	Rounds to less than 1% of net assets.
(c)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities and TBA sale commitments.
(d)

Consist of Asset-Backed Securities (1%), Investment Companies (2%), Non-Agency Mortgaged-Backed Securities (6%), U.S. Government Sponsored Agency Obligations (21%) and U.S. Treasury Obligations (less than 1%).

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Fund Summary as of June 30, 2021	BlackRock Emerging Markets Bond Fund

Investment Objective

BlackRock Emerging Markets Bond Fund’s (the “Fund”) investment objective is to seek total return.

On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a proposal to change the name of the Fund to BlackRock Sustainable Emerging Markets Bond Fund. The Board also approved certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, the investment adviser has determined to change the benchmark indices against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index.

What factors influenced performance?

After experiencing shaky results in the first three months of 2021 due to concerns about rising interest rates, emerging market bonds rebounded to register a solid return in the second quarter of 2021. The combination of accelerating global trade, rising commodity prices and weakness in the U.S. dollar in April and May helped support returns in this time. Still, the index was unable to recapture the ground lost in its first-quarter downturn.

The Fund’s overweight positions in higher-yielding emerging-market sovereign issuers, such as Ukraine, contributed to performance. The country’s bonds appreciated as the International Monetary Fund’s legislative initiatives progressed more quickly than expected. Overweight positions in countries likely to benefit from rising commodity prices, such as Angola and Ghana, also performed well. An underweight in Turkey was an additional contributor.

The Fund used derivatives, including short positions in U.S. Treasury futures, to manage interest-rate risk. Given that Treasury yields rose in the first quarter, this strategy contributed to performance. The Fund also used derivatives to take an out-of-benchmark position in a basket of emerging market currencies, which further aided results.

On the negative side, overweight positions in sovereign issuers that were hurt by the “risk-off” tone that emerged when interest rates rose in the first quarter of 2021—including Mexico, Argentina and Egypt—detracted from performance.

At period end, the Fund had a slightly elevated cash position, which had no material impact on Fund performance.

Describe recent portfolio activity.

In the early part of the period, the Fund reduced its weighting in longer-term bonds in an effort to decrease the portfolio’s interest-rate sensitivity. As part of this process, it lowered its positions in Egypt, Qatar and Saudi Arabia. It also reduced its tactical allocation to emerging market currencies, while decreasing its exposure to oil-related holdings.

During the second half of the period, the investment adviser slightly lowered the portfolio’s sensitivity to market movements by further reducing in the currency position. This move reflected the investment adviser’s belief that economic data releases and the Fed’s policy discussions could lead to higher market volatility. The investment adviser also increased the extent of its risk-management program in an effort to offset the possibility of rising interest rates.

Describe portfolio positioning at period end.

The Fund was positioned for a generally positive environment, but the investment adviser was cautious on valuations entering the period of low liquidity that characterizes the summer months. As a result, it was avoiding taking sizable directional risks. The Fund remained tilted toward higher-yielding sovereign bonds relative to investment-grade issues, with a focus on security selection. The Fund’s duration was 5.5 years, meaningfully below the benchmark’s duration of 7.8 years.

Ukraine, Egypt and Oman were the portfolio’s leading overweights at the end of June, while Malaysia, Philippines and China were the largest underweights. The investment adviser continued to emphasize careful selection given the varying impact COVID-19 is having on different countries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of June 30, 2021 (continued)	BlackRock Emerging Markets Bond Fund

Performance Summary for the Period Ended June 30, 2021

				Average Annual Total Returns(a)(b)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	1 Year	Since Inception	(c)
Institutional	4.15%	3.38%	0.28%	11.45%	4.10%
Class K	4.25	3.44	0.43	11.55	4.19

J.P. Morgan EMBI Global Diversified Index(d)	—	—	(0.66)	7.53	4.44

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

The Fund invests primarily in a portfolio of fixed-income securities of issuers located in or tied economically to emerging market countries that are predominantly denominated in U.S. dollars and derivatives with similar economic characteristics. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

(c)	The Fund commenced operations on July 27, 2017.
(d)

An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,002.80	$3.38		$1,000.00	$1,021.42	$3.41		0.68%
Class K	1,000.00	1,004.30	2.93		1,000.00	1,021.87	2.96		0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO ALLOCATION
Asset Type(a)	Percent of Total Investments
Foreign Agency Obligations	88%
Corporate Bonds	12

CREDIT QUALITY ALLOCATION
Credit Rating(a)(b)	Percent of Total Investments
AA/Aa	4%
A	11
BBB/Baa	26
BB/Ba	18
B	33
CCC/Caa	7
C	1
D	—	(c)
N/R	—	(c)

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 1% of total investments.

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About Fund Performance

Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Systematic Multi-Strategy Fund’s Class K Shares performance shown prior to the Class K Shares inception date of September 29, 2020 is that of Institutional Shares. The performance of BlackRock Systematic Multi-Strategy Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Systematic Multi-Strategy Fund would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares (available only in BlackRock Systematic Multi-Strategy Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares (available only in BlackRock Systematic Multi-Strategy Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class D, 3.18%, 07/18/23	$150	$152,867
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,212,961
Avid Automobile Receivables Trust,
Series 2019-1, Class A, 2.62%, 02/15/24(a)	179	179,553
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	2,324	2,319,388
Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 06/16/25(a)	2,255	2,257,305
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	1,554	1,567,536
Series 2019-P2, Class A, 2.47%, 10/15/26	187	187,672
Series 2020-P1, Class A, 2.26%, 03/15/28	1,370	1,375,750
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.94%, 07/15/26(a)	16	16,034
CPS Auto Receivables Trust, Series 2020-B,
Class A, 1.15%, 07/17/23(a)	719	720,171
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	18	17,880
Series 2017-2, Class D, 3.49%, 09/15/23	17	17,536
Series 2017-3, Class D, 3.53%, 12/15/23(a)	61	61,588
Series 2019-1, Class D, 4.09%, 06/15/26	13,120	13,616,675
Series 2020-2, Class A2A, 0.85%, 07/17/23	195	194,924
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150	1,152,489
DT Auto Owner Trust, Series 2020-2A, Class A, 1.14%, 01/16/24(a)	2,229	2,235,518
Enva LLC(a)
Series 2018-A, Class B, 7.37%, 05/20/26	2,733	2,765,865
Series 2019-A, Class B, 6.17%, 06/22/26	1,720	1,735,756
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	2,995	3,010,055
Series 2020-2A, Class A, 1.13%, 08/15/23(a)	1,231	1,231,922
Series 2020-3A, Class B, 0.79%, 09/16/24	7,140	7,164,170
Marlette Funding Trust(a)
Series 2019-1A, Class A, 3.44%, 04/16/29	5	4,981
Series 2019-2A, Class A, 3.13%, 07/16/29	32	32,561
Series 2019-3A, Class A, 2.69%, 09/17/29	88	87,976
Series 2019-4A, Class A, 2.39%, 12/17/29	303	304,339
Series 2020-1A, Class A, 2.24%, 03/15/30	216	216,052
Series 2020-2A, Class A, 1.02%, 09/16/30	2,758	2,760,893
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	537,380
Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 02/17/26(a)	36	35,920
Santander Drive Auto Receivables Trust
Series 2017-2, Class D, 3.49%, 07/17/23	82	82,226
Series 2018-2, Class D, 3.88%, 02/15/24	750	762,913
Series 2018-4, Class C, 3.56%, 07/15/24	364	365,764
Series 2018-5, Class D, 4.19%, 12/16/24	50	51,120
Series 2019-1, Class D, 3.65%, 04/15/25	3,300	3,394,148
Series 2019-3, Class B, 2.28%, 09/15/23	302	302,318
Series 2020-2, Class B, 0.96%, 11/15/24	1,860	1,869,068
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 2.51%, 01/26/32(a)	650	684,908
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	3,944	3,965,963
Series 2020-1, Class A, 2.32%, 04/22/30	4,420	4,449,902

Security	Par (000)	Value

Asset-Backed Securities (continued)
Upstart Securitization Trust(a) (continued)
Series 2021-1, Class A, 0.87%, 03/20/31	$5,793	$5,804,484
Upstart Securitization Trust 2021-2,
Series 2021-2, Class A, 0.91%, 06/20/31(a)	33,157	33,182,486
Westlake Automobile Receivables Trust(a)
Series 2018-1A, Class D, 3.41%, 05/15/23	10	9,892
Series 2018-3A, Class C, 3.61%, 10/16/23	906	908,318
Series 2018-3A, Class D, 4.00%, 10/16/23	100	101,682
Series 2019-2A, Class B, 2.62%, 07/15/24	1,029	1,032,977
Series 2020-2A, Class B, 1.32%, 07/15/25	5,240	5,284,883

Total Asset-Backed Securities — 1.9%
(Cost: $110,138,468)		110,426,769

	Shares

Common Stocks

Aerospace & Defense — 0.3%
Lockheed Martin Corp.	25,358	9,594,200
Northrop Grumman Corp.	26,489	9,626,897

		19,221,097

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	24,663	2,310,183
United Parcel Service, Inc., Class B	13,425	2,791,997

		5,102,180

Beverages — 0.1%
PepsiCo, Inc.	58,793	8,711,359

Biotechnology — 0.4%
Amgen, Inc.	41,463	10,106,606
Gilead Sciences, Inc.	148,269	10,209,804

		20,316,410

Capital Markets — 0.2%
Houlihan Lokey, Inc.	54,178	4,431,219
Virtu Financial, Inc., Class A	158,273	4,373,083

		8,804,302

Chemicals — 0.2%
Air Products & Chemicals, Inc.	32,012	9,209,212

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	89,369	9,831,483
Waste Management, Inc.	69,143	9,687,626

		19,519,109

Communications Equipment — 0.3%
Cisco Systems, Inc.	184,054	9,754,862
Juniper Networks, Inc.	204,154	5,583,612

		15,338,474

Containers & Packaging — 0.2%
Amcor PLC	583,037	6,681,604
Packaging Corp. of America	5,985	810,489
Sonoco Products Co.	55,070	3,684,183

		11,176,276

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	171,779	9,624,777

Electric Utilities — 0.9%
Alliant Energy Corp.	169,940	9,475,854

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co., Inc.	113,806	$9,626,850
Avangrid, Inc.	176,334	9,068,858
Duke Energy Corp.	96,771	9,553,233
Evergy, Inc.	142,863	8,633,211
Eversource Energy	35,949	2,884,548
Southern Co.	14,583	882,417
Xcel Energy, Inc.	62,102	4,091,280

		54,216,251

Equity Real Estate Investment Trusts (REITs) — 0.3%
CyrusOne, Inc.	39,504	2,825,326
Healthcare Realty Trust, Inc.	8,795	265,609
Healthcare Trust of America, Inc., Class A	164,810	4,400,427
Public Storage	33,915	10,197,901
STAG Industrial, Inc.	21,370	799,879

		18,489,142

Food & Staples Retailing — 0.1%
Kroger Co.	78,122	2,992,854

Food Products — 0.8%
Campbell Soup Co.	129,015	5,881,794
Conagra Brands, Inc.	38,576	1,403,395
Flowers Foods, Inc.	394,497	9,546,827
General Mills, Inc.	154,563	9,417,524
Hormel Foods Corp.	200,349	9,566,665
Kellogg Co.	147,952	9,517,752

		45,333,957

Gas Utilities — 0.1%
Atmos Energy Corp.	34,686	3,333,671
Southwest Gas Holdings, Inc.	5,204	344,453

		3,678,124

Health Care Providers & Services — 0.2%
CVS Health Corp.	53,289	4,446,434
Quest Diagnostics, Inc.	76,097	10,042,521

		14,488,955

Household Products — 0.7%
Clorox Co.	54,822	9,863,026
Colgate-Palmolive Co.	117,422	9,552,280
Kimberly-Clark Corp.	74,494	9,965,807
Procter & Gamble Co.	72,884	9,834,238

		39,215,351

Industrial Conglomerates — 0.2%
3M Co.	47,662	9,467,103

Insurance — 0.2%
Allstate Corp.	22,442	2,927,334
Assurant, Inc.	58,438	9,126,847

		12,054,181

IT Services — 0.6%
Amdocs Ltd.	98,247	7,600,388
Automatic Data Processing, Inc.	49,235	9,779,056
Paychex, Inc.	95,899	10,289,963
Western Union Co.	335,856	7,714,612

		35,384,019

Security	Shares	Value

Leisure Products — 0.0%
Hasbro, Inc.	8,412	$795,102

Media — 0.2%
Comcast Corp., Class A	170,060	9,696,821
Omnicom Group, Inc.	7,073	565,769

		10,262,590

Metals & Mining — 0.1%
Newmont Corp.	136,471	8,649,532

Multi-Utilities — 0.6%
Ameren Corp.	115,050	9,208,602
CMS Energy Corp.	134,992	7,975,327
Consolidated Edison, Inc.	126,716	9,088,072
WEC Energy Group, Inc.	104,173	9,266,188

		35,538,189

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co.	2,455	60,467

Pharmaceuticals — 0.5%
Johnson & Johnson	58,508	9,638,608
Merck & Co., Inc.	128,823	10,018,565
Pfizer, Inc.	251,556	9,850,933

		29,508,106

Road & Rail — 0.0%
Union Pacific Corp.	12,772	2,808,946

Software — 0.3%
NortonLifeLock, Inc.	381,268	10,378,115
Oracle Corp.	121,715	9,474,296

		19,852,411

Specialty Retail — 0.2%
Home Depot, Inc.	27,943	8,910,743

Total Common Stocks — 8.3%
(Cost: $448,734,962)		478,729,219

	Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$2,260	2,267,165
MDC Partners, Inc., 7.50%, 05/01/24(a)(b)	100	101,250
Omnicom Group, Inc., 2.60%, 08/01/31	755	767,537

		3,135,952

Aerospace & Defense — 0.6%
3M Co.
2.25%, 03/15/23	425	438,207
2.65%, 04/15/25	680	724,429
Boeing Co.
1.17%, 02/04/23	1,205	1,209,995
4.51%, 05/01/23	1,760	1,876,327
1.43%, 02/04/24	2,000	2,005,293
4.88%, 05/01/25	2,080	2,330,574
2.20%, 02/04/26	2,000	2,019,116

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(a)
6.00%, 10/15/22	$52	$52,065
6.13%, 01/15/23	17	17,903
7.13%, 06/15/26	1,065	1,115,055
7.88%, 04/15/27	425	440,937
General Dynamics Corp.
3.25%, 04/01/25	350	379,302
1.15%, 06/01/26	4,250	4,265,710
General Electric Co., 3.63%, 05/01/30	185	206,290
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	4,179,650
5.95%, 02/01/37	500	605,075
Lockheed Martin Corp., 1.85%, 06/15/30	70	70,228
Moog, Inc., 4.25%, 12/15/27(a)	400	414,000
Raytheon Technologies Corp.
3.15%, 12/15/24	1,153	1,237,331
3.95%, 08/16/25	130	144,584
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,437,444
Spirit AeroSystems, Inc.
5.50%, 01/15/25(a)	125	132,812
7.50%, 04/15/25(a)	700	747,250
4.60%, 06/15/28	1,400	1,372,000
SSL Robotics LLC, 9.75%, 12/31/23(a)	676	745,986
TransDigm, Inc.
8.00%, 12/15/25(a)	115	124,258
6.25%, 03/15/26(a)	2,000	2,110,000
6.38%, 06/15/26	100	103,597
7.50%, 03/15/27	50	53,188
5.50%, 11/15/27	1,050	1,094,625
4.63%, 01/15/29(a)	260	260,091
Triumph Group, Inc.
8.88%, 06/01/24(a)	551	612,987
7.75%, 08/15/25	40	41,148

		32,567,457

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	390	397,734
Kenan Advantage Group, Inc., 7.88%, 07/31/23	15	14,978
XPO Logistics, Inc., 6.25%, 05/01/25	1,590	1,691,362

		2,104,074

Airlines — 0.2%
American Airlines Group, Inc., 3.75%, 03/01/25(a)	455	419,169
American Airlines, Inc., 11.75%, 07/15/25(a)	750	941,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	661,719
5.75%, 04/20/29	530	573,062
Delta Air Line, Inc., 7.38%, 01/15/26	3,125	3,666,669
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(a)	1,620	1,739,248
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,188	1,307,773
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	543	614,133
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	544,688

Security	Par (000)	Value

Airlines (continued)
United Airlines, Inc.(a)
4.38%, 04/15/26	$1,040	$1,076,587
4.63%, 04/15/29	1,125	1,164,375

		12,708,673

Auto Components — 0.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	2,058,460
Adient US LLC, 9.00%, 04/15/25(a)	355	390,944
Aptiv Corp., 4.15%, 03/15/24	1,700	1,844,507
Clarios Global LP/Clarios US Finance Co.(a)
6.25%, 05/15/26	509	542,243
8.50%, 05/15/27	510	556,002
Cooper-Standard Automotive, Inc.(a)
13.00%, 06/01/24	100	113,000
5.63%, 11/15/26	360	338,652
Dana, Inc., 4.25%, 09/01/30	575	591,531
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	140	150,850
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	100	111,625
4.88%, 03/15/27	250	264,918
5.00%, 07/15/29(a)	1,063	1,112,961
5.25%, 04/30/31	1,225	1,278,594
Lear Corp., 3.80%, 09/15/27	4,825	5,318,115
Meritor, Inc.(a)
6.25%, 06/01/25	325	346,180
4.50%, 12/15/28	1,850	1,875,437
Tenneco, Inc. 5.38%, 12/15/24	1,000	1,001,030
5.00%, 07/15/26	659	655,507
7.88%, 01/15/29(a)	1,285	1,451,253
Titan International, Inc., 7.00%, 04/30/28(a)	495	517,894
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	162,000

		20,681,703

Automobiles — 1.3%
Allison Transmission, Inc.(a)
5.88%, 06/01/29	310	339,450
3.75%, 01/30/31	644	632,968
American Honda Finance Corp., 1.20%, 07/08/25	1,395	1,404,742
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,644,000
4.75%, 03/01/30	2,745	2,868,525
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	1,000	1,113,490
Carvana Co., 5.88%, 10/01/28(a)	1,500	1,578,300
Cummins, Inc., 0.75%, 09/01/25	4,550	4,512,769
Ford Motor Co.
8.50%, 04/21/23	2,750	3,068,862
9.00%, 04/22/25	2,185	2,693,821
4.35%, 12/08/26	200	214,250
9.63%, 04/22/30	240	344,400
4.75%, 01/15/43	150	159,375
5.29%, 12/08/46	950	1,061,036
Ford Motor Credit Co. LLC
4.25%, 09/20/22	250	258,143
4.38%, 08/06/23	1,000	1,056,000

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
5.58%, 03/18/24	$400	$438,080
5.13%, 06/16/25	2,350	2,587,937
4.13%, 08/04/25	1,000	1,068,740
3.38%, 11/13/25	1,230	1,275,448
4.39%, 01/08/26	1,650	1,782,000
4.13%, 08/17/27	2,000	2,121,555
4.00%, 11/13/30	1,320	1,382,700
General Motors Co.
5.40%, 10/02/23	160	176,213
6.13%, 10/01/25	600	710,281
General Motors Financial Co., Inc.
4.20%, 11/06/21	65	65,851
3.45%, 04/10/22	50	50,921
3.55%, 07/08/22	690	712,173
3.25%, 01/05/23	50	51,886
3.70%, 05/09/23	1,750	1,837,219
4.15%, 06/19/23	195	207,103
1.70%, 08/18/23	5,460	5,572,693
5.10%, 01/17/24	375	412,839
1.05%, 03/08/24	1,980	1,991,355
4.00%, 01/15/25	1,000	1,089,429
2.75%, 06/20/25	1,815	1,910,994
2.35%, 01/08/31	5,600	5,525,520
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	2,220	2,258,850
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,371,875
4.50%, 10/01/27	400	393,400
5.88%, 01/15/28	1,240	1,305,100
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	475	486,875
Lithia Motors, Inc., 4.38%, 01/15/31(a)	655	701,577
Navistar International Corp.(a)
9.50%, 05/01/25	755	809,360
6.63%, 11/01/25	525	542,393
PACCAR Financial Corp., 1.90%, 02/07/23	325	332,984
PM General Purchaser LLC, 9.50%, 10/01/28(a)	900	948,078
Tesla, Inc., 5.30%, 08/15/25(a)	1,625	1,679,665
Toyota Motor Corp., 0.68%, 03/25/24	145	145,246
Toyota Motor Credit Corp., 1.13%, 06/18/26	9,440	9,398,415

		74,294,886

Banks — 1.4%
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(c)	500	508,256
Bank of Montreal
0.45%, 12/08/23	3,565	3,577,848
1.85%, 05/01/25	2,440	2,516,849
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,605	5,602,514
0.95%, 06/23/23	3,330	3,359,612
2.25%, 01/28/25	480	501,279
0.95%, 10/23/25	1,870	1,857,687
CIT Group, Inc.
5.00%, 08/15/22	500	522,500
5.00%, 08/01/23	420	454,125
6.13%, 03/09/28	25	30,505
Citibank NA, 3.65%, 01/23/24	400	430,384
Credit Suisse AG, New York, 0.50%, 02/02/24	5,160	5,138,730
Fifth Third Bank, 1.80%, 01/30/23	585	597,787
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(c)	1,085	1,108,556

Security	Par (000)	Value

Banks (continued)
Freedom Mortgage Corp.(a)
7.63%, 05/01/26	$1,685	$1,754,085
6.63%, 01/15/27(d)	1,320	1,328,250
HSBC USA, Inc., 3.50%, 06/23/24	400	433,364
Huntington National Bank, 1.80%, 02/03/23	570	582,323
ING Groep NV, 4.10%, 10/02/23	3,570	3,849,952
Intesa Sanpaolo SpA(a)
5.02%, 06/26/24	200	217,633
5.71%, 01/15/26	1,650	1,866,373
4.20%, 06/01/32	985	1,009,389
KeyBank NA, (SOFR + 0.32%), 0.43%, 06/14/24(c)	2,190	2,191,656
KeyCorp., 2.25%, 04/06/27	335	346,864
MUFG Union Bank NA, 3.15%, 04/01/22	250	254,877
National Australia Bank Ltd., 1.88%, 12/13/22	250	255,756
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	662,660
Royal Bank of Canada
1.60%, 04/17/23	460	469,963
1.15%, 06/10/25	2,500	2,513,352
1.20%, 04/27/26	1,730	1,728,809
Santander Holdings USA, Inc., 3.45%, 06/02/25	1,250	1,343,280
Santander UK Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	3,005,124
(SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,659,411
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(e)	500	685,000
SVB Financial Group, 1.80%, 02/02/31	2,575	2,463,040
Toronto-Dominion Bank
1.90%, 12/01/22	785	802,898
0.30%, 06/02/23	3,430	3,431,027
0.45%, 09/11/23	5,955	5,961,066
2.65%, 06/12/24	200	211,695
Truist Financial Corp.
3.05%, 06/20/22	93	95,306
1.20%, 08/05/25	3,520	3,558,636
Wells Fargo & Co.(c)
(SOFR + 0.51%), 0.81%, 05/19/25	5,340	5,328,325
(SOFR + 1.09%), 2.41%, 10/30/25	640	669,613
Wells Fargo Bank NA, (3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22(c)	1,890	1,896,302

		82,782,661

Beverages — 0.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(f)	1,350	1,417,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	862,025
4.13%, 08/15/26	250	258,125
5.25%, 08/15/27	650	663,000
Ball Corp.
4.00%, 11/15/23	15	15,879
5.25%, 07/01/25	50	56,438
4.88%, 03/15/26	200	222,752
2.88%, 08/15/30	910	893,274
Coca-Cola Co., 1.75%, 09/06/24	400	415,850
Constellation Brands, Inc.
4.40%, 11/15/25	1,070	1,206,780
2.88%, 05/01/30	310	325,083
Diageo Capital PLC
2.13%, 10/24/24	560	585,502

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC (continued)
2.38%, 10/24/29	$405	$419,236
2.00%, 04/29/30	2,710	2,711,898
Greif, Inc., 6.50%, 03/01/27(a)	3,310	3,491,057
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	664	707,831
Mauser Packaging Solutions Holding Co.(a)
5.50%, 04/15/24	25	25,250
7.25%, 04/15/25	300	294,000
Owens-Brockway Glass Container, Inc.(a)
5.88%, 08/15/23	200	215,674
6.63%, 05/13/27	250	271,875
PepsiCo, Inc.
2.25%, 03/19/25	850	893,268
2.63%, 03/19/27	535	574,503
Silgan Holdings, Inc., 4.13%, 02/01/28	207	214,762

		16,741,562

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	560	548,531
Gilead Sciences, Inc., 0.75%, 09/29/23	485	485,240

		1,033,771

Building Materials — 0.7%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	1,900	2,019,823
Boise Cascade Co., 4.88%, 07/01/30(a)	11,216	11,917,561
Builders FirstSource, Inc.(a)
6.75%, 06/01/27	143	153,189
5.00%, 03/01/30	870	914,761
Carrier Global Corp. 2.24%, 02/15/25	2,055	2,136,726
2.49%, 02/15/27	1,200	1,255,970
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)	3,000	3,232,500
Griffon Corp., 5.75%, 03/01/28	270	286,875
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,270,902
Louisiana Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,968,437
Martin Marietta Materials, Inc.(d)
0.65%, 07/15/23	2,265	2,270,116
2.40%, 07/15/31	1,920	1,921,523
Masonite International Corp., 5.38%, 02/01/28(a)	1,650	1,748,472
PGT Innovations, Inc., 6.75%, 08/01/26(a)	1,800	1,900,035
SRM Escrow Issuer LLC, 6.00%, 11/01/28(a)	1,575	1,669,500
Standard Industries, Inc.(a)
4.75%, 01/15/28	25	26,168
4.38%, 07/15/30	1,250	1,289,062
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	164,677
US Concrete, Inc., 5.13%, 03/01/29(a)	465	508,013

		37,654,310

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	2,105	2,185,032
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(a)(f)	485	497,125
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(a)	400	398,978
GYP Holdings III Corp., 4.63%, 05/01/29(a)	435	436,631
Home Depot, Inc., 2.50%, 04/15/27	150	159,855

Security	Par (000)	Value

Building Products (continued)
LBM Acquisition LLC, 6.25%, 01/15/29(a)	$475	$478,658
Lowe’s Cos., Inc., 4.00%, 04/15/25	1,930	2,135,464
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)	285	298,456
White Cap Buyer LLC, 6.88%, 10/15/28(a)	380	406,695

		6,996,894

Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28(a)	520	547,914
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	921,473
Ares Capital Corp.
3.63%, 01/19/22	1,180	1,196,661
3.50%, 02/10/23	1,300	1,348,761
4.20%, 06/10/24	4,880	5,242,773
4.25%, 03/01/25	50	53,900
3.25%, 07/15/25	850	894,062
3.88%, 01/15/26	3,714	3,978,591
2.15%, 07/15/26	6,121	6,086,861
2.88%, 06/15/28	1,845	1,872,712
Bank of New York Mellon Corp.
1.85%, 01/27/23	315	322,347
0.50%, 04/26/24	2,890	2,886,966
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,093,572
Brookfield Finance, Inc. 4.00%, 04/01/24	300	324,182
3.90%, 01/25/28	55	61,379
Charles Schwab Corp. 0.75%, 03/18/24	935	940,290
1.15%, 05/13/26	2,135	2,135,630
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	2,515	2,615,600
FS KKR Capital Corp.
4.63%, 07/15/24	750	809,085
4.13%, 02/01/25	105	111,558
2.63%, 01/15/27	5,275	5,215,055
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	5,445	5,634,157
Golub Capital BDC, Inc., 2.50%, 08/24/26	1,245	1,251,282
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	334,400
6.38%, 12/15/25	1,100	1,131,570
6.25%, 05/15/26	610	647,210
5.25%, 05/15/27	300	309,749
4.38%, 02/01/29(a)	2,540	2,527,300
LPL Holdings, Inc.(a)
4.63%, 11/15/27	590	611,387
4.38%, 05/15/31	3,660	3,701,175
NFP Corp., 6.88%, 08/15/28(a)	2,665	2,805,472
Nomura Holdings, Inc.
2.65%, 01/16/25	1,620	1,701,915
1.85%, 07/16/25	7,520	7,686,915
Owl Rock Capital Corp.
4.00%, 03/30/25	1,000	1,065,884
2.88%, 06/11/28	325	322,561
Prospect Capital Corp., 3.36%, 11/15/26	2,255	2,259,104

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	$325	$339,219
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,659,400

		74,648,072

Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,444,736
2.05%, 05/15/30	1,125	1,146,754
Ashland LLC, 4.75%, 08/15/22	4	4,137
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	1,055,700
Celanese US Holdings LLC, 3.50%, 05/08/24	2,045	2,185,039
CF Industries, Inc. 4.95%, 06/01/43	325	384,179
5.38%, 03/15/44	650	805,480
Chemours Co. 5.75%, 11/15/28(a)	2,170	2,321,401
163851AE8, 5.38%, 05/15/27	939	1,018,411
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	77	77,200
Element Solutions, Inc., 3.88%, 09/01/28(a)	1,290	1,316,187
FMC Corp., 3.20%, 10/01/26	1,707	1,843,271
Ingevity Corp., 3.88%, 11/01/28(a)	1,770	1,756,725
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	46,250
Methanex Corp. 5.13%, 10/15/27	1,585	1,711,800
5.25%, 12/15/29	1,200	1,293,000
5.65%, 12/01/44	300	310,356
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	3,250	3,379,025
Olin Corp. 9.50%, 06/01/25(a)	350	435,750
5.13%, 09/15/27	50	52,000
5.63%, 08/01/29	500	548,900
5.00%, 02/01/30	2,000	2,132,500
PPG Industries, Inc., 1.20%, 03/15/26	2,610	2,603,348
Rayonier AM Products, Inc., 7.63%, 01/15/26(a)	3,225	3,362,062
SCIH Salt Holdings, Inc.(a) 4.88%, 05/01/28	3,725	3,724,553
6.63%, 05/01/29	290	290,725
Sherwin-Williams Co. 3.13%, 06/01/24	2,590	2,766,481
3.45%, 06/01/27	640	705,861
2.95%, 08/15/29	1,640	1,757,367
2.30%, 05/15/30	500	505,796
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc.(a)
5.38%, 09/01/25	900	921,258
5.13%, 04/01/29	3,515	3,594,087
Tronox, Inc.(a) 6.50%, 05/01/25	205	216,949
4.63%, 03/15/29	385	388,842
Valvoline, Inc.(a) 4.25%, 02/15/30	2,091	2,158,916
3.63%, 06/15/31	470	470,000
WESCO Distribution, Inc.(a) 7.13%, 06/15/25	405	437,684
7.25%, 06/15/28	2,770	3,085,365

		53,258,095

Commercial Services & Supplies — 0.5%
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	290	297,589

Security	Par (000)	Value

Commercial Services & Supplies (continued)
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	$590	$613,128
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	2,189,212
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.(a)
5.75%, 07/15/27	400	419,376
5.38%, 03/01/29	180	187,425
Cimpress PLC, 7.00%, 06/15/26(a)	1,490	1,570,713
Deluxe Corp., 8.00%, 06/01/29(a)	410	444,850
Fortress Transportation & Infrastructure Investors LLC(a)
6.50%, 10/01/25	3,525	3,661,594
9.75%, 08/01/27	2,825	3,266,406
5.50%, 05/01/28	585	609,131
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,650	2,793,683
Prime Security Services Borrower LLC/Prime
Finance, Inc.(a)
5.25%, 04/15/24	100	107,153
5.75%, 04/15/26	800	883,736
3.38%, 08/31/27	290	281,300
6.25%, 01/15/28	185	196,794
Rent-A-Center, Inc., 6.38%, 02/15/29(a)	5,110	5,486,862
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,161,688
United Rentals North America, Inc. 5.50%, 05/15/27	500	530,000
4.88%, 01/15/28	50	53,025
5.25%, 01/15/30	50	54,770
4.00%, 07/15/30	155	159,650
3.88%, 02/15/31	1,115	1,134,513

		27,102,598

Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28(a)	1,480	1,584,044
CommScope Technologies LLC, 6.00%, 06/15/25(a)	21	21,446
CommScope, Inc.(a) 6.00%, 03/01/26	2,000	2,111,400
8.25%, 03/01/27	50	53,440
7.13%, 07/01/28	1,000	1,083,750
Motorola Solutions, Inc. 4.00%, 09/01/24	54	59,060
4.60%, 02/23/28	50	58,266
4.60%, 05/23/29	600	699,559
2.30%, 11/15/30	200	196,407
Nokia OYJ, 6.63%, 05/15/39	300	388,500
ViaSat, Inc.(a) 5.63%, 09/15/25	100	101,900
5.63%, 04/15/27	400	417,532
6.50%, 07/15/28	1,035	1,103,786

		7,879,090

Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27	2,308	2,574,293
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26(a)	7,349	7,736,292
Fluor Corp., 4.25%, 09/15/28	1,400	1,421,000
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	225	232,875

		11,964,460

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials — 0.2%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29(a)	$1,390	$1,381,312
Avient Corp.
5.25%, 03/15/23	35	37,450
5.75%, 05/15/25(a)	2,950	3,114,477
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,300	3,572,415
Performance Food Group, Inc., 5.50%, 10/15/27(a)	100	105,095
Picasso Finance Sub, Inc., 6.13%, 06/15/25(a)	211	223,080
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	4,476,754
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	861	927,728

		13,838,311

Consumer Discretionary — 0.4%
Carnival Corp.(a) 11.50%, 04/01/23	1,900	2,138,260
7.63%, 03/01/26	310	336,738
9.88%, 08/01/27	510	595,425
Cintas Corp. No. 2, 3.70%, 04/01/27	920	1,030,829
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(a)	205	213,713
Life Time, Inc.(a) 5.75%, 01/15/26	145	150,256
8.00%, 04/15/26	165	175,847
NCL Corp. Ltd., 10.25%, 02/01/26(a)	500	581,250
Nielsen Finance LLC/Nielsen Finance Co.(a) 5.63%, 10/01/28	2,123	2,242,079
4.50%, 07/15/29	530	531,484
5.88%, 10/01/30	400	435,369
4.75%, 07/15/31	2,435	2,441,087
Royal Caribbean Cruises Ltd.(a) 10.88%, 06/01/23	50	56,938
9.13%, 06/15/23	90	98,775
11.50%, 06/01/25	3,180	3,664,950
4.25%, 07/01/26	4,330	4,324,587
Scotts Miracle-Gro Co., 4.50%, 10/15/29	2,000	2,075,450
Signal Parent, Inc., 6.13%, 04/01/29(a)	1,850	1,776,000
Viking Cruises Ltd., 13.00%, 05/15/25(a)	1,000	1,176,440

		24,045,477

Consumer Finance — 0.9%
American Express Co. 3.70%, 11/05/21	500	504,562
2.75%, 05/20/22	100	101,973
2.50%, 08/01/22	50	51,068
3.40%, 02/27/23	50	52,347
2.50%, 07/30/24	290	305,557
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	837,064
Block Financial LLC, 2.50%, 07/15/28	2,750	2,761,191
Capital One Financial Corp., 3.20%, 01/30/23	660	687,208
CPI CG, Inc., 8.63%, 03/15/26(a)	285	302,813
Curo Group Holdings Corp., 8.25%, 09/01/25(a)	550	569,250
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,959,532
Equifax, Inc. 2.60%, 12/15/25	105	110,504
3.10%, 05/15/30	205	220,146
Global Payments, Inc. 4.00%, 06/01/23	3,550	3,770,437
1.20%, 03/01/26	3,885	3,847,896

Security	Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc. (continued) 2.90%, 05/15/30	$350	$364,653
goeasy Ltd., 5.38%, 12/01/24(a)	555	572,460
Mastercard, Inc. 2.95%, 11/21/26	380	414,752
3.30%, 03/26/27	210	232,288
3.50%, 02/26/28	30	33,697
2.95%, 06/01/29	260	283,804
1.90%, 03/15/31	167	168,795
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(a)	1,530	1,537,512
Navient Corp. 7.25%, 09/25/23	1,100	1,214,125
6.13%, 03/25/24	50	53,963
5.88%, 10/25/24	25	26,969
6.75%, 06/25/25	200	221,442
6.75%, 06/15/26	150	167,438
5.00%, 03/15/27	450	465,638
4.88%, 03/15/28	3,285	3,301,425
5.63%, 08/01/33	250	241,698
OneMain Finance Corp. 6.13%, 05/15/22	50	51,938
6.13%, 03/15/24	1,100	1,183,875
6.88%, 03/15/25	250	282,150
8.88%, 06/01/25	710	787,170
7.13%, 03/15/26	490	570,708
3.50%, 01/15/27	5,805	5,848,537
6.63%, 01/15/28	100	114,636
5.38%, 11/15/29	1,995	2,170,041
PayPal Holdings, Inc. 2.20%, 09/26/22	3,055	3,127,778
1.35%, 06/01/23	900	915,939
2.40%, 10/01/24	170	179,042
2.65%, 10/01/26	205	220,151
2.85%, 10/01/29	350	377,462
2.30%, 06/01/30	695	719,258
S&P Global, Inc. 2.50%, 12/01/29	115	120,526
1.25%, 08/15/30	1,905	1,803,108
Sabre GLBL, Inc., 7.38%, 09/01/25(a)	600	652,500
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/26(a)	150	156,563
SLM Corp., 4.20%, 10/29/25	1,275	1,370,625
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	15,806
Visa, Inc. 1.90%, 04/15/27	300	309,768
2.05%, 04/15/30	1,210	1,243,276

		49,603,064

Containers & Packaging — 0.2%
Berry Global, Inc. 5.13%, 07/15/23	29	29,029
4.88%, 07/15/26(a)	150	158,724
Cascades, Inc./Cascades USA, Inc.(a) 5.13%, 01/15/26	200	213,000
5.38%, 01/15/28	1,495	1,571,619
Clearwater Paper Corp.(a) 5.38%, 02/01/25	35	37,275
4.75%, 08/15/28	625	622,656

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	$1,000	$1,037,700
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	300	323,250
Graphic Packaging International LLC(a) 3.50%, 03/15/28	250	251,875
3.50%, 03/01/29	450	445,815
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)	1,970	2,048,800
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	500	533,365
Mercer International, Inc., 5.13%, 02/01/29(a)	1,445	1,486,905
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	200	204,500
Resolute Forest Products Inc., 4.88%, 03/01/26(a)	853	881,149
Sealed Air Corp.(a)
5.50%, 09/15/25	25	27,969
4.00%, 12/01/27	2,200	2,340,250
6.88%, 07/15/33	500	632,460

		12,846,341

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
6.63%, 07/15/26	20	21,205
6.00%, 06/01/29	520	527,171
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(a)	1,480	1,481,159
Bidfair Holdings, Inc., 5.88%, 06/01/29(a)	500	507,500
Clarivate Science Holdings Corp.(a)
3.88%, 06/30/28	1,885	1,902,172
4.88%, 06/30/29	1,085	1,113,481
Garda World Security Corp., 6.00%, 06/01/29(a)	695	689,788
Graham Holdings Co., 5.75%, 06/01/26(a)	540	561,600
Service Corp. International
4.63%, 12/15/27	50	52,875
5.13%, 06/01/29	55	59,675
3.38%, 08/15/30	1,055	1,033,689

		7,950,315

Diversified Financial Services — 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23	3,760	4,031,756
Air Lease Corp.
3.50%, 01/15/22	1,030	1,047,032
2.25%, 01/15/23	2,000	2,053,158
3.38%, 07/01/25	715	768,004
2.88%, 01/15/26	315	330,949
Ally Financial, Inc.
3.05%, 06/05/23	220	229,579
1.45%, 10/02/23	2,370	2,405,278
5.13%, 09/30/24	25	28,164
5.75%, 11/20/25	150	172,224
Banco Santander SA
3.85%, 04/12/23	4,000	4,232,848
2.75%, 05/28/25	800	843,039
(1 year CMT + 0.45%), 0.70%, 06/30/24(c)	10,600	10,621,166
Bank of America Corp.
3.30%, 01/11/23	2,000	2,087,500
4.00%, 01/22/25	2,180	2,392,469

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued) 3.88%, 08/01/25	$1,000	$1,111,055
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	3,253	3,371,240
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	2,092,190
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	3,210	3,422,689
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	200	213,757
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	2,625	2,680,109
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	50	51,024
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,642,836
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(c)	3,200	3,248,181
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,843,807
(SOFR + 0.41%), 0.52%, 06/14/24(c)	16,065	16,061,626
(SOFR + 0.69%), 0.98%, 04/22/25(c)	16,750	16,803,676
(SOFR + 0.74%), 0.81%, 10/24/24(c)	3,715	3,730,462
(SOFR + 0.91%), 0.98%, 09/25/25(c)	1,010	1,009,222
(SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	8,538,632
(SOFR + 1.22%), 2.65%, 03/11/32(c)	290	297,815
Bank of Nova Scotia
1.05%, 03/02/26	3,800	3,759,587
1.35%, 06/24/26	15,360	15,359,108
Barclays PLC
5.20%, 05/12/26	400	456,856
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,699,594
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	233,098
(SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,214,944
Central Garden & Pet Co., 4.13%, 04/30/31(a)	780	788,775
Citigroup, Inc.
2.90%, 12/08/21	500	504,742
4.50%, 01/14/22	50	51,139
2.75%, 04/25/22	1,100	1,120,291
3.75%, 06/16/24	2,500	2,718,920
4.45%, 09/29/27	240	274,199
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	2,725	2,903,631
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(c)	1,385	1,420,559
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	53,255
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(c)	1,140	1,248,398
(SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	3,197,592
(SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	13,152,731
(SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	23,438,654
(SOFR + 0.87%), 2.31%, 11/04/22(c)	1,500	1,509,415
(SOFR + 1.42%), 2.98%, 11/05/30(c)	2,950	3,124,586
(SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	2,001,417
(SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,799,815
Credit Acceptance Corp., 6.63%, 03/15/26	360	378,900

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Deutsche Bank AG
3.95%, 02/27/23	$2,000	$2,100,115
0.90%, 05/28/24	3,520	3,503,972
4.50%, 04/01/25	1,400	1,510,978
1.69%, 03/19/26	1,175	1,186,146
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	900	970,578
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c)	2,650	2,747,221
(SOFR + 1.72%), 3.04%, 05/28/32(c)	1,355	1,377,829
(SOFR + 1.87%), 2.13%, 11/24/26(c)	2,175	2,206,988
(SOFR + 2.76%), 3.73%, 01/14/32(c)	900	915,869
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(f)	53	53,958
Goldman Sachs Group, Inc.
5.25%, 07/27/21	150	150,522
5.75%, 01/24/22	500	515,464
3.20%, 02/23/23	1,500	1,564,912
3.63%, 02/20/24	4,490	4,813,135
4.00%, 03/03/24	1,000	1,086,126
3.50%, 01/23/25	1,060	1,146,068
3.50%, 04/01/25	2,895	3,140,778
3.75%, 05/22/25	75	82,046
4.25%, 10/21/25	530	592,492
3.75%, 02/25/26	75	82,972
3.50%, 11/16/26	35	38,059
2.60%, 02/07/30	3,090	3,206,434
3.80%, 03/15/30	900	1,011,505
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(c)	790	807,534
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	3,371,930
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	133,723
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	285,124
(SOFR + 0.51%), 0.66%, 09/10/24(c)	16,270	16,243,155
(SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,479,280
(SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	14,738,332
(SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	4,069,305
(SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,578,321
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/23(c)	5,680	5,681,690
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	6,005,288
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	2,430	2,448,225
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,449,063
HSBC Holdings PLC
3.60%, 05/25/23	1,500	1,588,254
4.25%, 08/18/25	500	553,980
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(c)	1,200	1,224,241
(SOFR + 0.71%), 0.98%, 05/24/25(c)	3,670	3,666,918
(SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,241,424
Intercontinental Exchange, Inc.
0.70%, 06/15/23	2,090	2,097,996
3.75%, 12/01/25	2,105	2,334,184
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26(a)	200	209,000

	Par
Security	(000)	Value

Diversified Financial Services (continued)
John Deere Capital Corp.
2.60%, 03/07/24	$40	$42,166
1.05%, 06/17/26	3,880	3,870,671
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,036,054
2.97%, 01/15/23	600	608,493
3.88%, 09/10/24	25	27,252
3.13%, 01/23/25	50	53,656
3.30%, 04/01/26	650	710,962
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(c)	2,700	2,758,603
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(c)	790	805,191
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(c)	750	826,628
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,399,880
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	4,550	4,833,604
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(c)	955	1,066,432
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,447,687
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	40,224
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(c)	300	333,135
(SOFR + 0.58%), 0.97%, 06/23/25(c)	5,610	5,616,629
(SOFR + 0.60%), 0.65%, 09/16/24(c)	3,970	3,972,313
(SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	8,397,350
(SOFR + 0.89%), 1.58%, 04/22/27(c)	2,382	2,394,341
(SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	4,332,723
(SOFR + 1.51%), 2.74%, 10/15/30(c)	1,000	1,046,606
(SOFR + 2.52%), 2.96%, 05/13/31(c)	4,720	4,958,391
(SOFR + 3.79%), 4.49%, 03/24/31(c)	8,270	9,793,967
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
4.25%, 02/01/27	230	229,675
4.75%, 06/15/29	2,635	2,635,000
Lloyds Banking Group PLC(c)
(1 year CMT + 0.55%), 0.70%, 05/11/24	5,135	5,148,802
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28	352	385,009
Midcap Financial Issuer Trust(a)
6.50%, 05/01/28	1,230	1,287,244
5.63%, 01/15/30	335	336,293
Mitsubishi UFJ Financial Group, Inc., 2.05%, 07/17/30	1,760	1,753,880
Mizuho Financial Group, Inc.(c)
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	3,024,251
(SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,346,053
(SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,524,314
Morgan Stanley 3.70%, 10/23/24	25	27,275
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	3,130	3,310,306
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	325	360,019
(SOFR + 0.46%), 0.53%, 01/25/24(c)	13,300	13,293,258
(SOFR + 0.72%), 0.99%, 12/10/26(c)	12,180	11,987,865
(SOFR + 0.88%), 1.59%, 05/04/27(c)	1,880	1,893,302
(SOFR + 1.14%), 2.70%, 01/22/31(c)	2,090	2,187,817

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(SOFR + 1.99%), 2.19%, 04/28/26(c)	$1,310	$1,360,175
(SOFR + 3.12%), 3.62%, 04/01/31(c)	13,680	15,270,359
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(c)	3,590	3,588,661
Natwest Group PLC(c)
(1 year CMT + 0.90%), 1.64%, 06/14/27	3,795	3,794,525
(1 year CMT + 2.15%), 2.36%, 05/22/24	470	484,266
ORIX Corp., 2.90%, 07/18/22	25	25,650
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	20	21,200
3.88%, 03/15/31	1,380	1,356,029
Stena International SA, 6.13%, 02/01/25(a)	200	208,000
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	376,016
1.47%, 07/08/25	8,572	8,656,225
2.13%, 07/08/30	1,830	1,839,908
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	3,625	3,952,488

		450,019,650

Diversified Telecommunication Services — 0.8%
AT&T, Inc., 1.70%, 03/25/26	10,980	11,096,023
Consolidated Communications, Inc.(a)
5.00%, 10/01/28	430	435,912
6.50%, 10/01/28	250	268,938
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	5,400	8,091,564
Level 3 Financing, Inc. 5.25%, 03/15/26	25	25,763
4.63%, 09/15/27(a)	95	98,602
3.63%, 01/15/29(a)	1,700	1,640,500
3.75%, 07/15/29(a)	650	632,125
Lumen Technologies, Inc. 5.63%, 04/01/25	2,400	2,604,000
5.13%, 12/15/26(a)	495	514,181
4.00%, 02/15/27(a)	285	290,700
4.50%, 01/15/29(a)	1,415	1,380,969
Series G, 6.88%, 01/15/28	50	55,906
Series P, 7.60%, 09/15/39	50	56,875
Series W, 6.75%, 12/01/23	100	110,898
Series Y, 7.50%, 04/01/24	25	28,063
Sprint Capital Corp. 6.88%, 11/15/28	1,071	1,373,557
8.75%, 03/15/32	3,120	4,742,400
Switch Ltd.(a) 3.75%, 09/15/28	1,200	1,215,000
4.13%, 06/15/29	1,370	1,405,962
Telecom Italia Capital SA 6.38%, 11/15/33	900	1,073,250
6.00%, 09/30/34	850	980,687
7.20%, 07/18/36	1,200	1,548,000
7.72%, 06/04/38	50	68,164
Verizon Communications, Inc. 0.75%, 03/22/24	90	90,387
3.38%, 02/15/25	3,000	3,259,062
3.00%, 03/22/27	440	473,497
4.33%, 09/21/28	350	407,239
1.68%, 10/30/30	2,273	2,170,381

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(a) 4.00%, 03/01/27	$505	$501,526
6.13%, 03/01/28	310	316,588

		46,956,719

Education — 0.1%
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	5,062	5,140,714

Electric Utilities — 0.9%
AEP Texas, Inc., 3.95%, 06/01/28	50	56,326
Ameren Corp., 3.50%, 01/15/31	140	153,290
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,969,513
Atlantic City Electric Co., 4.00%, 10/15/28	50	56,900
Avangrid, Inc., 3.80%, 06/01/29	100	112,795
Berkshire Hathaway Energy Co. 4.05%, 04/15/25	3,330	3,697,430
3.25%, 04/15/28	100	109,917
1.65%, 05/15/31	245	235,147
Commonwealth Edison Co., 2.20%, 03/01/30	170	172,533
Consolidated Edison Co. of New York, Inc.,
Series 20A, 3.35%, 04/01/30	330	362,664
Dominion Energy, Inc. 2.72%, 08/15/21(b)	500	501,430
4.25%, 06/01/28	165	189,423
Series B, 2.75%, 01/15/22	50	50,538
Series B, 3.60%, 03/15/27	1,300	1,438,402
Series C, 3.38%, 04/01/30	310	337,562
DPL, Inc., 4.35%, 04/15/29	200	216,934
DTE Electric Co., Series C, 2.63%, 03/01/31	390	410,639
DTE Energy Co.
Series C, 3.40%, 06/15/29	130	141,887
Series D, 3.70%, 08/01/23	380	404,337
Series F, 1.05%, 06/01/25	630	629,825
Duke Energy Corp. 3.05%, 08/15/22	50	51,132
3.75%, 04/15/24	1,180	1,270,636
2.65%, 09/01/26	1,100	1,160,781
3.40%, 06/15/29	255	278,976
Duke Energy Florida LLC, 1.75%, 06/15/30	115	112,561
Entergy Corp., 0.90%, 09/15/25	290	286,126
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,419,265
Entergy Texas, Inc., 4.00%, 03/30/29	50	56,428
Evergy, Inc., 2.90%, 09/15/29	100	105,972
Eversource Energy
Series L, 2.90%, 10/01/24	800	847,336
Series N, 3.80%, 12/01/23	100	107,321
Exelon Corp., 3.95%, 06/15/25	1,500	1,650,545
Exelon Generation Co. LLC, 3.25%, 06/01/25	770	830,237
FirstEnergy Corp.
Series C, 5.35%, 07/15/47	500	600,000
Series C, 3.40%, 03/01/50	1,000	977,500
Florida Power & Light Co., 2.85%, 04/01/25	35	37,420
Georgia Power Co. 3.25%, 03/30/27	50	54,018
Series B, 2.65%, 09/15/29	700	733,960
Interstate Power and Light Co., 2.30%, 06/01/30	310	314,052
MidAmerican Energy Co., 3.65%, 04/15/29	310	350,530
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26	6,475	6,413,131
3.70%, 03/15/29	100	111,543

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued) 2.40%, 03/15/30	$1,105	$1,139,435
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	719,892
NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/23	1,080	1,116,186
0.65%, 03/01/23	4,805	4,824,610
2.75%, 05/01/25	145	153,999
1.90%, 06/15/28	1,335	1,349,339
3.50%, 04/01/29	150	165,662
2.75%, 11/01/29	1,005	1,061,305
NextEra Energy Operating Partners LP(a) 4.25%, 07/15/24	30	31,650
4.25%, 09/15/24	25	26,375
4.50%, 09/15/27	1,100	1,190,365
Pacific Gas and Electric Co. 1.75%, 06/16/22	330	329,818
3.15%, 01/01/26	1,350	1,392,430
2.10%, 08/01/27	35	33,991
3.00%, 06/15/28	1,265	1,270,690
PG&E Corp., 5.25%, 07/01/30	1,580	1,595,010
PSEG Power LLC, 3.85%, 06/01/23	100	106,148
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	387,284
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	104,240
Puget Energy, Inc., 2.38%, 06/15/28(a)	170	171,739
Sempra Energy, 3.40%, 02/01/28	50	54,941
Southern California Edison Co. 2.85%, 08/01/29	115	119,392
Series B, 3.65%, 03/01/28	770	846,455
Talen Energy Supply LLC(a) 10.50%, 01/15/26	125	90,391
7.25%, 05/15/27	60	55,984
6.63%, 01/15/28	1,600	1,465,360
Tucson Electric Power Co., 1.50%, 08/01/30	30	28,504
Union Electric Co. 3.50%, 03/15/29	50	55,647
2.95%, 03/15/30	240	257,096
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	175,538

		51,336,438

Electrical Equipment(a) — 0.1%
FXI Holdings, Inc. 7.88%, 11/01/24	150	154,688
12.25%, 11/15/26	250	287,812
GrafTech Finance, Inc., 4.63%, 12/15/28	4,002	4,107,052

		4,549,552

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25	105	109,190
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,268,344
CDW LLC/CDW Finance Corp. 5.50%, 12/01/24	100	111,473
4.13%, 05/01/25	220	229,900
4.25%, 04/01/28	605	635,250
Energizer Holdings, Inc., 4.75%, 06/15/28(a)	170	174,207
Imola Merger Corp., 4.75%, 05/15/29(a)	1,350	1,388,812
Keysight Technologies, Inc. 4.55%, 10/30/24	2,000	2,221,181
4.60%, 04/06/27	130	151,052

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc. (continued) 3.00%, 10/30/29	$80	$84,581
Trimble, Inc. 4.75%, 12/01/24	4,300	4,777,003
4.90%, 06/15/28	760	891,350
Xerox Corp., 4.38%, 03/15/23	100	104,434
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,558,485

		13,705,262

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,745	1,821,623
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/30	2,420	2,854,183
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,375	1,402,500
Oceaneering International, Inc., 4.65%, 11/15/24	250	251,687
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,000	1,068,280
Weatherford International Ltd., 11.00%, 12/01/24(a)	100	104,000

		7,502,273

Environmental, Maintenance, & Security Service — 0.1%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	2,219,652
GFL Environmental, Inc.(a) 3.75%, 08/01/25	127	130,493
5.13%, 12/15/26	180	190,426
4.00%, 08/01/28	1,510	1,491,654
3.50%, 09/01/28	500	498,750
Stericycle, Inc., 3.88%, 01/15/29(a)	170	169,665
Tervita Corp., 11.00%, 12/01/25(a)	625	699,831
Waste Connections, Inc., 2.60%, 02/01/30	110	113,655

		5,514,126

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Homes 4 Rent, 2.38%, 07/15/31	650	640,335
American Tower Corp. 3.50%, 01/31/23	2,545	2,666,167
0.60%, 01/15/24	4,360	4,354,184
5.00%, 02/15/24	1,570	1,741,200
2.95%, 01/15/25	200	212,675
Brixmor Operating Partnership LP, 4.05%, 07/01/30	120	134,263
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	1,640	1,724,050
Camden Property Trust 3.15%, 07/01/29	1,000	1,086,451
2.80%, 05/15/30	220	233,127
Digital Realty Trust LP, 4.75%, 10/01/25	1,510	1,716,467
Equinix, Inc. 2.63%, 11/18/24	5,150	5,418,732
1.25%, 07/15/25	1,075	1,077,578
ESH Hospitality, Inc., 5.25%, 05/01/25(a)	500	509,300
Essex Portfolio LP, 1.70%, 03/01/28	9,355	9,186,149
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,443,979
Iron Mountain, Inc.(a) 4.88%, 09/15/27	50	51,833
5.25%, 03/15/28	2,500	2,616,375
5.00%, 07/15/28	2,000	2,075,900
4.88%, 09/15/29	1,854	1,913,699

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(a) (continued)
5.25%, 07/15/30	$1,340	$1,418,497
4.50%, 02/15/31	300	303,750
5.63%, 07/15/32	700	749,224
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	1,050	1,137,100
4.63%, 06/15/25(a)	2,210	2,361,098
5.75%, 02/01/27	160	178,019
3.88%, 02/15/29(a)	620	629,653
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,100	1,166,099
4.63%, 08/01/29	50	53,523
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	2,000	2,184,256
4.50%, 04/01/27	650	726,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer, 5.88%, 10/01/28(a)	3,615	3,849,541
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	430	444,814
Public Storage
0.88%, 02/15/26	1,500	1,487,367
3.39%, 05/01/29	450	498,844
Realty Income Corp.
4.65%, 08/01/23	1,000	1,075,135
3.25%, 01/15/31	480	522,931
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	1,600	1,643,280
4.50%, 02/15/29(a)	3,070	3,072,517
Service Properties Trust
4.65%, 03/15/24	200	203,640
7.50%, 09/15/25	170	192,474
5.50%, 12/15/27	305	325,505
4.95%, 10/01/29	750	739,687
4.38%, 02/15/30	875	833,437
Simon Property Group LP, 3.50%, 09/01/25	810	886,497
Starwood Property Trust, Inc.
4.75%, 03/15/25	2,000	2,080,000
3.63%, 07/15/26(a)(d)	3,480	3,506,100
Welltower, Inc., 4.00%, 06/01/25	565	622,750
XHR LP(a)
6.38%, 08/15/25	1,055	1,122,256
4.88%, 06/01/29	595	614,338

		73,431,546

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	230	240,568
3.50%, 03/15/29	245	242,244
4.88%, 02/15/30	1,750	1,866,392
B&G Foods, Inc., 5.25%, 09/15/27	1,000	1,041,540
Campbell Soup Co., 3.95%, 03/15/25	2,500	2,757,442
Conagra Brands, Inc., 4.60%, 11/01/25	570	649,783
Costco Wholesale Corp.
1.38%, 06/20/27	385	387,377
1.60%, 04/20/30	885	873,446
Dollar General Corp., 4.15%, 11/01/25	2,000	2,238,380

Security	Par (000)	Value

Food & Staples Retailing (continued)
General Mills, Inc., 4.00%, 04/17/25	$690	$764,539
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,817,725
Kraft Heinz Foods Co.
4.63%, 01/30/29	500	581,945
3.75%, 04/01/30	1,000	1,097,220
4.25%, 03/01/31	3,000	3,407,966
6.88%, 01/26/39	500	718,205
5.00%, 06/04/42	1,000	1,221,098
5.20%, 07/15/45	2,250	2,793,243
4.38%, 06/01/46	475	538,269
Kroger Co., 2.20%, 05/01/30	40	40,229
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24	500	517,390
4.88%, 11/01/26	50	51,688
4.88%, 05/15/28	110	121,688
McCormick & Co., Inc., 3.15%, 08/15/24	300	319,749
Post Holdings, Inc.(a)
5.75%, 03/01/27	25	26,156
5.63%, 01/15/28	50	53,000
4.63%, 04/15/30	650	660,939
U.S. Foods, Inc., 6.25%, 04/15/25(a)	300	318,000
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445	478,891
US Foods, Inc., 4.75%, 02/15/29(a)	380	387,600

		26,212,712

Food Products — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	523,600
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	1,085	1,097,779
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460	476,675
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	2,000	2,100,000
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)	2,200	2,406,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)
6.50%, 04/15/29	50	56,188
5.50%, 01/15/30	1,100	1,230,218
Mondelez International, Inc.
0.63%, 07/01/22	5,035	5,054,436
1.50%, 05/04/25	585	595,319
Pilgrim’s Pride Corp.(a)
5.88%, 09/30/27	125	133,125
4.25%, 04/15/31	735	761,644
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	750	756,517

		15,191,751

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27	225	236,229
5.00%, 06/01/31(a)	1,175	1,202,906
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	395	406,858

		1,845,993

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.40%, 11/30/23	70	74,704
Baxter International, Inc., 2.60%, 08/15/26	1,605	1,708,322
Becton Dickinson and Co., 2.89%, 06/06/22	26	26,572
Boston Scientific Corp., 3.38%, 05/15/22	25	25,667

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
DH Europe Finance II Sarl
2.05%, 11/15/22	$1,075	$1,099,665
2.60%, 11/15/29	68	71,095
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(a)	25	25,875
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	1,050,000
3.25%, 02/15/29	370	366,763
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(a)	36	39,321
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25	855	947,952
4.50%, 03/25/30	3,080	3,667,410
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	4,850	5,098,076

		14,201,422

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(a)	3,315	3,538,762
Aetna, Inc., 3.50%, 11/15/24	1,000	1,081,804
AmerisourceBergen Corp.
3.45%, 12/15/27	849	926,518
2.80%, 05/15/30	310	323,095
Anthem, Inc.
2.95%, 12/01/22	25	25,850
0.45%, 03/15/23	3,855	3,858,651
3.35%, 12/01/24	700	755,149
2.38%, 01/15/25	95	99,486
Centene Corp.
5.38%, 06/01/26(a)	530	553,850
5.38%, 08/15/26(a)	85	88,825
4.25%, 12/15/27	500	526,875
2.45%, 07/15/28(d)	435	440,872
4.63%, 12/15/29	500	549,885
3.38%, 02/15/30	580	606,286
3.00%, 10/15/30	2,000	2,054,560
CHS/Community Health Systems, Inc.(a)
8.00%, 03/15/26	3,650	3,932,875
5.63%, 03/15/27	835	891,362
6.00%, 01/15/29	240	256,800
6.88%, 04/15/29	95	99,415
6.13%, 04/01/30	1,130	1,146,950
4.75%, 02/15/31	330	331,238
DaVita, Inc.(a)
4.63%, 06/01/30	1,255	1,290,416
3.75%, 02/15/31	545	523,200
Encompass Health Corp.
4.50%, 02/01/28	195	202,307
4.75%, 02/01/30	250	265,625
HCA, Inc.
5.25%, 04/15/25	2,940	3,363,561
5.88%, 02/15/26	100	115,565
5.25%, 06/15/26	5,950	6,887,480
5.38%, 09/01/26	10	11,508
5.63%, 09/01/28	110	130,350
5.88%, 02/01/29	280	338,100
4.13%, 06/15/29	3,505	3,946,897
3.50%, 09/01/30	2,325	2,476,985
2.38%, 07/15/31	8,450	8,342,861
Humana, Inc.
3.85%, 10/01/24	2,395	2,597,773
4.50%, 04/01/25	1,985	2,222,544

Security	Par (000)	Value

Health Care Providers & Services (continued)
Humana, Inc. (continued) 4.88%, 04/01/30	$750	$904,838
Legacy LifePoint Health LLC(a)
6.75%, 04/15/25	110	117,222
4.38%, 02/15/27	195	197,340
LifePoint Health, Inc., 5.38%, 01/15/29(a)	960	936,000
Magellan Health, Inc., 4.90%, 09/22/24	1,000	1,111,500
McKesson Corp., 0.90%, 12/03/25	2,515	2,478,071
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	6,639,350
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	1,520	1,584,600
Owens & Minor, Inc., 4.50%, 03/31/29(a)	760	780,900
Prime Healthcare Services, Inc., 7.25%, 11/01/25(a)	840	909,367
Select Medical Corp., 6.25%, 08/15/26(a)	5,325	5,671,231
Teleflex, Inc.
4.63%, 11/15/27	250	266,298
4.25%, 06/01/28(a)	75	78,188
Tenet Healthcare Corp.
6.75%, 06/15/23	75	81,844
4.63%, 07/15/24	300	304,410
7.50%, 04/01/25(a)	280	302,436
4.88%, 01/01/26(a)	600	622,320
6.25%, 02/01/27(a)	100	104,375
5.13%, 11/01/27(a)	300	314,625
4.63%, 06/15/28(a)	2,514	2,587,409
6.13%, 10/01/28(a)	1,438	1,532,390
UnitedHealth Group, Inc.
3.10%, 03/15/26	50	54,532
3.85%, 06/15/28	2,200	2,528,129
2.00%, 05/15/30	585	589,354

		85,501,009

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc.(a)
5.00%, 07/15/27	10	10,450
3.13%, 02/15/29	850	823,123
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	3,025	3,127,094
IQVIA, Inc.(a)
5.00%, 10/15/26	1,200	1,242,000
5.00%, 05/15/27	1,000	1,047,500
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	2,565	2,575,602
Mednax, Inc., 6.25%, 01/15/27(a)	200	211,750
Syneos Health, Inc., 3.63%, 01/15/29(a)	485	480,150
US Acute Care Solutions LLC, 6.38%, 03/01/26(a)	135	139,495

		9,657,164

Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24	103	104,133
5.75%, 04/15/25	1,295	1,371,094
3.88%, 01/15/28(d)	4,510	4,566,375
4.00%, 10/15/30	2,775	2,684,812
Affinity Gaming, 6.88%, 12/15/27(a)	175	185,719
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)	375	385,313
Boyd Gaming Corp., 4.75%, 12/01/27	1,625	1,681,875
Boyne USA, Inc., 4.75%, 05/15/29(a)	480	495,230

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(a) 6.25%, 07/01/25	$915	$969,900
8.13%, 07/01/27	650	722,930
Caesars Resort Collection LLC/CRC Finco, Inc.(a) 5.75%, 07/01/25	90	94,838
5.25%, 10/15/25	2,000	2,025,000
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)	1,475	1,454,719
Cedar Fair LP, 5.25%, 07/15/29	15	15,450
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	323,563
Churchill Downs, Inc.(a) 5.50%, 04/01/27	500	521,028
4.75%, 01/15/28	405	419,058
Darden Restaurants, Inc., 3.85%, 05/01/27	10	11,110
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	160	172,200
Everi Holdings, Inc., 5.00%, 07/15/29(a)	510	510,000
Full House Resorts, Inc., 8.25%, 02/15/28(a)	390	425,100
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/25	1,460	1,643,449
5.38%, 04/15/26	450	517,954
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,511
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(a)	45	47,363
4.88%, 01/15/30	375	400,313
4.00%, 05/01/31(a)	1,585	1,599,059
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a) 5.00%, 06/01/29	270	276,075
4.88%, 07/01/31	665	663,258
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	52,125
International Game Technology PLC(a) 4.13%, 04/15/26	525	546,656
5.25%, 01/15/29	1,565	1,678,462
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	625	653,906
Las Vegas Sands Corp. 3.20%, 08/08/24	120	125,944
2.90%, 06/25/25	500	520,703
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,610	1,858,422
Marriott Ownership Resorts, Inc.(a) 6.13%, 09/15/25	530	563,628
4.50%, 06/15/29	780	790,725
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	500	519,375
McDonald’s Corp., 1.45%, 09/01/25	105	107,077
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	1,200	1,261,725
MGM China Holdings Ltd., 5.88%, 05/15/26(a)	1,500	1,571,531
MGM Resorts International 7.75%, 03/15/22	100	104,520
6.75%, 05/01/25	500	535,580
5.50%, 04/15/27	98	107,555
4.75%, 10/15/28	500	531,250
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	360,450

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(a)	$3,500	$3,657,150
Penn National Gaming, Inc., 4.13%, 07/01/29(a)(d)	1,955	1,952,556
Scientific Games International, Inc.(a) 8.63%, 07/01/25	790	865,050
5.00%, 10/15/25	25	25,813
7.25%, 11/15/29	1,100	1,240,800
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	1,010,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,250	1,347,125
Starbucks Corp. 1.30%, 05/07/22	160	161,449
3.55%, 08/15/29	40	44,696
Stars Group Holdings BV/Stars Group US Co- Borrower LLC, 7.00%, 07/15/26(a)	510	527,870
Studio City Finance Ltd., 5.00%, 01/15/29(a)	595	600,343
Travel + Leisure Co. 3.90%, 03/01/23	100	103,125
5.65%, 04/01/24	100	108,948
6.00%, 04/01/27	300	329,571
4.63%, 03/01/30(a)	100	103,070
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	1,070,380
Vista Outdoor, Inc., 4.50%, 03/15/29(a)	5,080	5,168,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a) 4.25%, 05/30/23	50	51,875
5.50%, 03/01/25	150	161,529
5.25%, 05/15/27	300	322,230
Wynn Macau Ltd.(a) 5.63%, 08/26/28	605	632,149
5.13%, 12/15/29	400	412,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	700	739,375
Yum! Brands, Inc. 4.75%, 01/15/30(a)	800	866,008
4.63%, 01/31/32	4,422	4,643,100

		62,372,175

Household Durables — 0.5%
Beazer Homes USA, Inc. 5.88%, 10/15/27	100	104,505
7.25%, 10/15/29	2,560	2,842,419
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(a) 6.25%, 09/15/27	285	301,031
4.88%, 02/15/30	600	594,180
Century Communities, Inc. 5.88%, 07/15/25	200	206,844
6.75%, 06/01/27	1,750	1,857,187
Empire Communities Corp., 7.00%, 12/15/25(a)	525	551,250
Forestar Group, Inc., 3.85%, 05/15/26(a)	1,775	1,791,064
KB Home, 4.80%, 11/15/29	300	325,041
Lennar Corp. 4.13%, 01/15/22	100	101,000
5.88%, 11/15/24	50	56,826
4.75%, 11/29/27	50	57,793
LGI Homes, Inc., 4.00%, 07/15/29(a)	1,690	1,698,450

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
M/I Homes, Inc. 5.63%, 08/01/25	$328	$337,840
4.95%, 02/01/28	975	1,017,169
Mattamy Group Corp.(a) 5.25%, 12/15/27	40	41,800
4.63%, 03/01/30	310	316,665
MDC Holdings, Inc. 5.50%, 01/15/24	50	54,783
6.00%, 01/15/43	200	257,740
Meritage Homes Corp. 6.00%, 06/01/25	1,500	1,710,000
5.13%, 06/06/27	2,100	2,346,750
NCR Corp.(a) 5.00%, 10/01/28	500	517,035
5.13%, 04/15/29	3,255	3,356,719
6.13%, 09/01/29	2,250	2,452,500
Newell Brands, Inc. 4.70%, 04/01/26	850	947,852
5.88%, 04/01/36	550	677,875
NVR, Inc., 3.00%, 05/15/30	1,720	1,823,572
PulteGroup, Inc. 5.50%, 03/01/26	100	116,750
5.00%, 01/15/27	200	233,896
6.00%, 02/15/35	100	131,243
Shea Homes LP/Shea Homes Funding Corp.(a) 4.75%, 02/15/28	655	670,307
4.75%, 04/01/29	865	888,251
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	113,125
Tempur Sealy International, Inc., 4.00%, 04/15/29(a)	450	455,602
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	27,438
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	55,630
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,598,625

		30,636,757

Household Products(a) — 0.1%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25	2,100	2,283,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/26	355	360,325
7.00%, 12/31/27	730	731,650

		3,375,725

Independent Power and Renewable Electricity Producers — 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	1,018,800
Calpine Corp.(a) 5.25%, 06/01/26	336	345,660
4.50%, 02/15/28	145	147,900
5.13%, 03/15/28	645	656,288
4.63%, 02/01/29	345	339,183
5.00%, 02/01/31	400	398,000
3.75%, 03/01/31	1,580	1,504,713
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,657,025
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)	500	522,500

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. 6.63%, 01/15/27	$100	$103,522
5.75%, 01/15/28	750	798,750
5.25%, 06/15/29(a)	1,150	1,223,312
3.63%, 02/15/31(a)	1,580	1,552,666
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)	460	482,425
TerraForm Power Operating LLC(a) 4.25%, 01/31/23	550	564,438
5.00%, 01/31/28	75	79,406

		11,394,588

Industrial Conglomerates — 0.0%
Trinity Industries, Inc., 4.55%, 10/01/24	500	532,550

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(a)	250	255,000
Aflac, Inc. 1.13%, 03/15/26	6,510	6,520,889
3.60%, 04/01/30	3,855	4,342,610
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a) 4.25%, 10/15/27	400	405,996
6.75%, 10/15/27	1,000	1,050,960
AmWINS Group, Inc., 7.75%, 07/01/26(a)	40	42,426
Aon Corp., 2.80%, 05/15/30	405	425,177
AssuredPartners, Inc., 5.63%, 01/15/29(a)	550	550,000
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	2,191,740
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(a)	1,005	1,047,361
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,168,671
Marsh & McLennan Cos., Inc. 3.88%, 03/15/24	2,945	3,194,277
3.50%, 03/10/25	2,200	2,391,710
4.38%, 03/15/29	2,230	2,613,909
2.25%, 11/15/30	2,215	2,243,469
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	3,437,880
Trinity Acquisition PLC, 3.50%, 09/15/21	50	50,189
Willis North America, Inc. 4.50%, 09/15/28	130	150,162
2.95%, 09/15/29	995	1,044,765

		33,127,191

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(a)	415	410,331
Baidu, Inc, 1.72%, 04/09/26	2,660	2,682,078
eBay, Inc., 1.90%, 03/11/25	4,150	4,288,996
JD.com, Inc., 3.38%, 01/14/30	200	213,394
Netflix, Inc. 5.50%, 02/15/22	350	358,750
3.63%, 06/15/25(a)	660	708,735
4.88%, 04/15/28	100	116,250
5.88%, 11/15/28	900	1,104,687
6.38%, 05/15/29	500	638,625
5.38%, 11/15/29(a)	500	607,298
4.88%, 06/15/30(a)	1,000	1,189,300

		12,318,444

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd. 2.80%, 06/06/23	1,500	1,557,570

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Alibaba Group Holding Ltd. (continued) 3.60%, 11/28/24	$2,400	$2,602,200
3.40%, 12/06/27	900	981,018
Amazon.com, Inc., 2.10%, 05/12/31	4,090	4,158,768

		9,299,556

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	153	182,571
Expedia Group, Inc. 3.60%, 12/15/23	795	844,897
2.95%, 03/15/31	250	253,328
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	1,050,000
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	350	367,938
Match Group Holdings II LLC(a) 4.63%, 06/01/28	2,335	2,428,096
5.63%, 02/15/29	35	37,800
4.13%, 08/01/30	1,930	1,963,775
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	760,478
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60	64,560
Uber Technologies, Inc.(a) 7.50%, 05/15/25	395	426,284
8.00%, 11/01/26	550	592,625
7.50%, 09/15/27	2,500	2,747,450
6.25%, 01/15/28	820	882,492
VeriSign, Inc. 5.25%, 04/01/25	800	908,552
4.75%, 07/15/27	1,150	1,220,438
2.70%, 06/15/31	885	899,098

		15,630,382

IT Services — 0.7%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)	1,000	1,052,500
Booz Allen Hamilton, Inc.(a) 3.88%, 09/01/28	4,175	4,258,500
4.00%, 07/01/29	525	536,812
Camelot Finance SA, 4.50%, 11/01/26(a)	1,380	1,443,825
Citrix Systems, Inc., 1.25%, 03/01/26	5,040	4,976,717
Fair Isaac Corp., 4.00%, 06/15/28(a)	1,090	1,126,690
Fidelity National Information Services, Inc., 1.15%, 03/01/26	920	912,783
Gartner, Inc.(a)
4.50%, 07/01/28	3,552	3,751,338
3.63%, 06/15/29	930	943,950
3.75%, 10/01/30	795	813,372
International Business Machines Corp., 3.00%, 05/15/24	150	159,861
j2 Global, Inc., 4.63%, 10/15/30(a)	5,787	5,991,281
KBR, Inc., 4.75%, 09/30/28(a)	6,000	6,000,000
Presidio Holdings, Inc.(a) 4.88%, 02/01/27	230	236,615
8.25%, 02/01/28	35	38,063
Rackspace Technology Global, Inc.(a) 3.50%, 02/15/28	300	290,250
5.38%, 12/01/28	475	486,875
Science Applications International Corp., 4.88%, 04/01/28(a)	170	178,288
Unisys Corp., 6.88%, 11/01/27(a)	7,090	7,748,236

Security	Par (000)	Value

IT Services (continued)
Verisk Analytics, Inc., 4.00%, 06/15/25	$50	$55,315
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	185	183,844

		41,185,115

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	158,937

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc. 3.88%, 07/15/23	690	732,393
2.10%, 06/04/30	600	593,623
2.30%, 03/12/31	750	749,950

		2,075,966

Machinery — 0.4%
Caterpillar Financial Services Corp. 1.95%, 11/18/22	1,525	1,558,512
0.45%, 09/14/23	3,970	3,977,624
0.80%, 11/13/25	7,610	7,565,339
Deere & Co., 2.75%, 04/15/25	150	160,029
Hillenbrand, Inc. 5.75%, 06/15/25	775	831,885
3.75%, 03/01/31	680	676,756
Otis Worldwide Corp. 2.29%, 04/05/27	65	67,295
2.57%, 02/15/30	125	129,456
Terex Corp., 5.00%, 05/15/29(a)	3,050	3,179,625
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26(a)	200	207,250
TK Elevator US Newco Inc., 5.25%, 07/15/27(a)	910	958,912
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,451,367

		21,764,050

Media — 1.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	2,525	2,657,562
Altice Financing SA(a) 7.50%, 05/15/26	500	520,650
5.00%, 01/15/28	455	445,977
Altice France Holding SA(a) 10.50%, 05/15/27	400	444,500
6.00%, 02/15/28	455	453,089
AMC Networks, Inc. 4.75%, 08/01/25	1,025	1,052,367
4.25%, 02/15/29	1,725	1,740,094
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	206,500
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26(a)	2,050	2,068,573
Block Communications, Inc., 4.88%, 03/01/28(a)	60	61,200
Cable One, Inc., 4.00%, 11/15/30(a)	275	276,031
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/26(a)	12	12,403
5.13%, 05/01/27(a)	250	262,225
5.00%, 02/01/28(a)	100	104,875
5.38%, 06/01/29(a)	100	109,310
4.75%, 03/01/30(a)	3,405	3,600,787
4.50%, 08/15/30(a)	810	843,383
4.25%, 02/01/31(a)	420	427,875
4.50%, 05/01/32	4,500	4,663,125

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22	$1,640	$1,697,874
4.50%, 02/01/24	6,920	7,537,056
4.91%, 07/23/25	4,250	4,814,872
3.75%, 02/15/28	400	441,143
5.05%, 03/30/29	500	590,596
2.30%, 02/01/32	1,105	1,062,371
CSC Holdings LLC 5.25%, 06/01/24	200	216,741
6.50%, 02/01/29(a)	900	996,840
5.75%, 01/15/30(a)	400	415,500
4.63%, 12/01/30(a)	800	784,888
3.38%, 02/15/31(a)	1,100	1,039,401
4.50%, 11/15/31(a)	1,240	1,247,614
5.00%, 11/15/31(a)	465	467,232
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)	800	837,000
Diamond Sports Group LLC/Diamond Sports Finance Co.(a) 5.38%, 08/15/26	1,000	647,500
6.63%, 08/15/27	500	245,568
Dish DBS Corp., 7.38%, 07/01/28	2,010	2,163,021
DISH DBS Corp. 5.88%, 07/15/22	100	104,320
5.00%, 03/15/23	450	470,984
5.88%, 11/15/24	475	510,031
7.75%, 07/01/26	1,075	1,217,437
Embarq Corp., 8.00%, 06/01/36	625	708,531
Fox Corp., 4.03%, 01/25/24	35	37,916
Frontier Communications Holdings LLC(a) 5.88%, 10/15/27	85	91,056
5.00%, 05/01/28	2,275	2,351,963
6.75%, 05/01/29	165	175,440
GCI LLC, 4.75%, 10/15/28(a)	1,310	1,340,785
Gray Television, Inc.(a) 5.88%, 07/15/26	14	14,455
4.75%, 10/15/30	300	298,959
HC2 Holdings, Inc., 8.50%, 02/01/26(a)	670	666,650
Hughes Satellite Systems Corp. 5.25%, 08/01/26	135	151,224
6.63%, 08/01/26	309	346,466
iHeartCommunications, Inc.(a) 5.25%, 08/15/27	629	657,557
4.75%, 01/15/28	1,150	1,183,062
Lamar Media Corp. 4.00%, 02/15/30	250	253,028
3.63%, 01/15/31(a)	135	131,963
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	500	538,850
Liberty Interactive LLC, 8.25%, 02/01/30	1,177	1,345,320
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	520	546,650
Meredith Corp., 6.50%, 07/01/25(a)	150	161,693
News Corp., 3.88%, 05/15/29(a)	1,535	1,550,350
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)	500	513,750
Outfront Media Capital LLC/Outfront Media Capital Corp.(a) 5.00%, 08/15/27	25	25,885
4.25%, 01/15/29	310	311,938

Security	Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(a) (continued) 4.63%, 03/15/30	$150	$152,250
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(a)	1,030	1,101,482
Radiate Holdco LLC/Radiate Finance, Inc.(a) 4.50%, 09/15/26	645	667,575
6.50%, 09/15/28	300	315,195
Sable International Finance Ltd., 5.75%, 09/07/27(a)	400	420,880
Sinclair Television Group, Inc.(a) 5.50%, 03/01/30	600	611,754
4.13%, 12/01/30	680	668,100
Sirius XM Radio, Inc.(a) 4.63%, 07/15/24	150	153,960
5.00%, 08/01/27	500	523,875
4.00%, 07/15/28	665	684,950
5.50%, 07/01/29	625	681,063
4.13%, 07/01/30	945	953,392
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)(d)	805	818,435
TEGNA, Inc. 4.75%, 03/15/26(a)	2,570	2,737,050
4.63%, 03/15/28	3,590	3,724,625
5.00%, 09/15/29	5,385	5,635,295
Telesat Canada/Telesat LLC(a) 5.63%, 12/06/26	595	597,231
4.88%, 06/01/27	1,000	965,000
6.50%, 10/15/27	4,235	4,033,837
Time Warner Cable LLC, 4.00%, 09/01/21	170	170,000
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	727,600
Univision Communications, Inc.(a) 5.13%, 02/15/25	15	15,303
9.50%, 05/01/25	85	93,713
6.63%, 06/01/27	900	975,195
Videotron Ltd., 5.13%, 04/15/27(a)	500	522,500
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	702,152
Virgin Media Secured Finance PLC(a) 5.50%, 05/15/29	1,000	1,075,000
4.50%, 08/15/30	1,000	1,007,500
Walt Disney Co., 1.65%, 09/01/22	230	233,625
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,492,249

		93,322,792

Metals & Mining — 0.9%
Alcoa Nederland Holding BV(a) 7.00%, 09/30/26	200	209,000
5.50%, 12/15/27	1,000	1,084,800
6.13%, 05/15/28	1,200	1,313,160
4.13%, 03/31/29	1,760	1,832,679
Allegheny Technologies, Inc., 5.88%, 12/01/27	50	52,375
ArcelorMittal, 7.00%, 03/01/41	1,250	1,736,177
ArcelorMittal SA 4.55%, 03/11/26	2,250	2,544,732
4.25%, 07/16/29	750	829,581
Arconic Corp.(a) 6.00%, 05/15/25	500	532,885
6.13%, 02/15/28	4,566	4,898,040
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	830	914,037
Cleveland-Cliffs, Inc. 9.88%, 10/17/25(a)	1,074	1,258,739

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Cleveland-Cliffs, Inc. (continued)
5.88%, 06/01/27	$1,000	$1,051,250
4.63%, 03/01/29(a)	500	526,135
4.88%, 03/01/31(a)	1,290	1,354,500
Commercial Metals Co., 5.38%, 07/15/27	1,000	1,057,500
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	510,625
Constellium SE(a)
5.63%, 06/15/28	250	268,125
3.75%, 04/15/29	250	247,500
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(a)	1,065	1,158,187
Freeport-McMoRan, Inc.
5.00%, 09/01/27	100	105,625
4.13%, 03/01/28	200	208,750
4.38%, 08/01/28	315	332,719
5.25%, 09/01/29	50	55,188
4.25%, 03/01/30	750	803,437
4.63%, 08/01/30	1,000	1,095,000
5.40%, 11/14/34	100	120,781
5.45%, 03/15/43	1,925	2,352,966
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	25	25,564
IAMGOLD Corp., 5.75%, 10/15/28(a)	545	566,991
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	1,968	2,184,480
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	2,400	2,479,503
Mineral Resources Ltd., 8.13%, 05/01/27(a)	850	933,937
Novelis Corp., 4.75%, 01/30/30(a)	185	194,250
Reliance Steel & Aluminum Co., 1.30%, 08/15/25	2,690	2,696,554
Southern Copper Corp., 3.88%, 04/23/25	200	217,100
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)	500	519,275
Taseko Mines Ltd., 7.00%, 02/15/26(a)	4,600	4,795,500
United States Steel Corp. 6.25%, 03/15/26	1,500	1,546,200
6.88%, 03/01/29	1,065	1,139,550
Vale Overseas Ltd., 3.75%, 07/08/30	3,440	3,658,440

		49,411,837

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
New Residential Investment Corp., 6.25%, 10/15/25	500	500,475
Starwood Property Trust, Inc., 5.50%, 11/01/23	2,730	2,859,675

		3,360,150

Multi-line Retail(a) — 0.1%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26	320	331,859
Macy’s Retail Holdings LLC, 5.88%, 04/01/29	125	134,429
Macy’s, Inc., 8.38%, 06/15/25	1,250	1,376,500
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26	230	245,525
Victoria’s Secret & Co., 4.63%, 07/15/29	2,730	2,730,000

		4,818,313

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24	45	49,163
5.75%, 05/20/27	100	111,500
National Fuel Gas Co.
3.95%, 09/15/27	40	43,133

Security	Par (000)	Value

Multi-Utilities (continued)
National Fuel Gas Co. (continued)
2.95%, 03/01/31	$605	$608,510
NiSource, Inc., 0.95%, 08/15/25	4,330	4,293,988
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	55,043
Southwest Gas Corp., 2.20%, 06/15/30	25	24,883

		5,186,220

Offshore Drilling & Other Services(a) — 0.1%
Entegris, Inc.
4.38%, 04/15/28	2,325	2,426,719
3.63%, 05/01/29	1,575	1,594,687

		4,021,406

Oil, Gas & Consumable Fuels — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	227,367
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	1,500	1,578,405
5.38%, 06/15/29	3,150	3,283,875
Antero Resources Corp.(a)
8.38%, 07/15/26	68	77,350
7.63%, 02/01/29	1,544	1,713,840
5.38%, 03/01/30	1,040	1,061,455
Apache Corp.
4.63%, 11/15/25	480	518,400
4.88%, 11/15/27	1,680	1,819,423
4.25%, 01/15/30	745	785,975
5.10%, 09/01/40	2,250	2,356,875
4.75%, 04/15/43	250	259,925
Arcosa, Inc., 4.38%, 04/15/29(a)	430	437,525
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.(a)
8.25%, 12/31/28	385	423,500
5.88%, 06/30/29	380	380,000
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	512,158
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	275	279,601
Buckeye Partners LP
4.15%, 07/01/23	100	103,375
4.13%, 03/01/25(a)	500	518,125
3.95%, 12/01/26	100	101,750
4.50%, 03/01/28(a)	130	133,290
5.85%, 11/15/43	400	397,000
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25(a)	475	516,563
Canadian Natural Resources Ltd.
2.95%, 01/15/23	600	621,497
3.85%, 06/01/27	600	660,525
Cenovus Energy, Inc.
5.38%, 07/15/25	165	188,765
4.25%, 04/15/27	500	558,700
6.75%, 11/15/39	1,400	1,900,280
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	4,700	5,384,001
5.88%, 03/31/25	5,525	6,332,032
5.13%, 06/30/27	500	581,393
3.70%, 11/15/29	1,660	1,813,188
Cheniere Energy Partners LP
5.63%, 10/01/26	135	140,063

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
4.50%, 10/01/29	$395	$424,625
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	2,500	2,637,500
Chesapeake Energy Corp.(a)
5.50%, 02/01/26	110	116,050
5.88%, 02/01/29	75	81,184
Chevron Corp.
1.55%, 05/11/25	1,480	1,516,551
2.00%, 05/11/27	140	144,433
2.24%, 05/11/30	170	175,182
Chevron USA, Inc., 3.85%, 01/15/28	910	1,036,435
CNX Resources Corp.(a)
7.25%, 03/14/27	2,380	2,550,325
6.00%, 01/15/29	685	740,636
Comstock Resources, Inc.(a)
7.50%, 05/15/25	18	18,675
6.75%, 03/01/29	1,645	1,752,303
Continental Resources, Inc.
4.50%, 04/15/23	61	63,475
4.38%, 01/15/28	1,510	1,670,437
5.75%, 01/15/31(a)	565	676,588
4.90%, 06/01/44	450	509,627
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	4,250	4,361,562
6.00%, 02/01/29	2,910	3,048,225
CrownRock LP/CrownRock Finance, Inc.(a)
5.63%, 10/15/25	275	284,625
5.00%, 05/01/29	310	325,578
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	500,255
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,372,181
5.13%, 05/15/29	500	552,500
8.13%, 08/16/30	1,000	1,327,500
6.75%, 09/15/37(a)	50	60,125
5.60%, 04/01/44	610	671,003
Devon Energy Corp.(a)
5.25%, 10/15/27	325	350,312
5.88%, 06/15/28	191	212,612
4.50%, 01/15/30	195	214,382
Diamondback Energy, Inc.
0.90%, 03/24/23	1,055	1,055,227
3.13%, 03/24/31	845	875,721
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	499,287
Enbridge, Inc.
4.00%, 10/01/23	2,000	2,134,599
3.50%, 06/10/24	1,690	1,815,420
Energy Transfer LP, 4.05%, 03/15/25	2,495	2,705,270
EnLink Midstream LLC
5.63%, 01/15/28(a)	385	406,710
5.38%, 06/01/29	1,700	1,774,154
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,242,000
5.60%, 04/01/44	100	90,500
5.45%, 06/01/47	800	710,000
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,535,625
6.50%, 07/01/27(a)	415	462,725
4.50%, 01/15/29(a)	630	640,948
6.50%, 07/15/48	425	454,750

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.
7.63%, 02/01/25	$775	$904,030
3.90%, 10/01/27	1,000	1,071,250
5.00%, 01/15/29	880	981,174
8.50%, 02/01/30	250	325,728
3.63%, 05/15/31(a)	855	891,338
Exxon Mobil Corp.
2.02%, 08/16/24	300	312,051
2.99%, 03/19/25	950	1,018,958
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	1,183	1,194,830
8.00%, 01/15/27	1,160	1,218,725
7.75%, 02/01/28	250	258,360
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,150	3,378,375
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,471,530
Hess Corp., 4.30%, 04/01/27	1,255	1,396,771
Hess Midstream Operations LP(a)
5.63%, 02/15/26	1,200	1,251,600
5.13%, 06/15/28	1,050	1,101,187
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
5.75%, 10/01/25	50	50,750
6.25%, 11/01/28	120	127,500
6.00%, 02/01/31	1,065	1,128,900
Indigo Natural Resources LLC, 5.38%, 02/01/29(a)	310	323,950
ITT Holdings LLC, 6.50%, 08/01/29(a)(d)	930	947,438
Kinder Morgan, Inc., 5.63%, 11/15/23(a)	681	750,189
MasTec, Inc., 4.50%, 08/15/28(a)	960	1,010,717
Matador Resources Co., 5.88%, 09/15/26	1,195	1,230,850
MEG Energy Corp.(a)
6.50%, 01/15/25	42	43,418
7.13%, 02/01/27	250	266,331
5.88%, 02/01/29	525	547,313
MPLX LP
4.88%, 12/01/24	443	495,741
2.65%, 08/15/30	940	948,736
Murphy Oil Corp.
5.75%, 08/15/25	75	76,969
5.88%, 12/01/27	1,462	1,525,889
6.38%, 07/15/28	1,580	1,665,873
6.38%, 12/01/42	300	297,111
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	527,500
4.75%, 09/15/29	900	946,980
3.75%, 02/15/31(a)	815	805,595
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,615	3,700,856
6.50%, 09/30/26	4,500	4,598,100
Northern Oil and Gas, Inc., 8.13%, 03/01/28(a)	1,565	1,686,287
NuStar Logistics LP
6.00%, 06/01/26	95	103,075
5.63%, 04/28/27	50	53,544
6.38%, 10/01/30	500	552,450
Oasis Petroleum, Inc., 6.38%, 06/01/26(a)	4,225	4,405,534
Occidental Petroleum Corp.
2.90%, 08/15/24	2,750	2,811,875
5.50%, 12/01/25	420	464,108
8.50%, 07/15/27	265	333,688

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
3.50%, 08/15/29	$817	$819,941
8.88%, 07/15/30	415	555,017
6.63%, 09/01/30	4,500	5,400,000
6.13%, 01/01/31	340	400,020
6.45%, 09/15/36	2,700	3,228,120
4.40%, 04/15/46	1,250	1,200,625
4.40%, 08/15/49	500	480,000
ONEOK Partners LP 3.38%, 10/01/22	650	667,782
4.90%, 03/15/25	520	581,798
ONEOK, Inc. 2.75%, 09/01/24	155	163,176
2.20%, 09/15/25	1,500	1,541,528
6.35%, 01/15/31	769	994,442
Ovintiv Exploration, Inc., 5.38%, 01/01/26	2,000	2,253,892
Ovintiv, Inc., 6.50%, 08/15/34	3,710	4,897,625
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	168,400
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	500	522,830
PDC Energy, Inc., 6.13%, 09/15/24	3,000	3,068,100
Pioneer Natural Resources Co. 0.55%, 05/15/23	1,485	1,486,418
0.75%, 01/15/24	2,080	2,078,089
PowerTeam Services LLC, 9.03%, 12/04/25(a)	650	715,000
Range Resources Corp. 5.00%, 03/15/23	100	103,500
9.25%, 02/01/26	2,540	2,800,350
8.25%, 01/15/29(a)	475	535,563
Rockies Express Pipeline LLC(a) 4.80%, 05/15/30	300	299,361
6.88%, 04/15/40	300	317,250
Sabine Pass Liquefaction LLC 5.63%, 04/15/23	1,950	2,094,874
5.75%, 05/15/24	2,200	2,468,808
4.50%, 05/15/30	990	1,142,511
Shell International Finance BV, 2.00%, 11/07/24	790	821,001
SM Energy Co., 10.00%, 01/15/25(a)	1,129	1,273,896
Southwestern Energy Co. 4.10%, 03/15/22	100	100,750
6.45%, 01/23/25	1,450	1,605,150
7.50%, 04/01/26	1,050	1,111,687
7.75%, 10/01/27	100	108,499
8.38%, 09/15/28	2,265	2,559,450
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/26	100	103,050
6.00%, 04/15/27	100	104,575
5.88%, 03/15/28	5,750	6,109,375
4.50%, 05/15/29(a)	1,990	2,024,825
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a) 5.50%, 09/15/24	66	66,899
5.50%, 01/15/28	650	661,375
6.00%, 12/31/30	755	784,913
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,896,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.88%, 04/15/26	285	299,338
6.88%, 01/15/29	200	225,326
5.50%, 03/01/30	350	384,881

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (continued)
4.88%, 02/01/31(a)	$850	$920,125
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	1,100	1,190,134
Transocean, Inc., 11.50%, 01/30/27(a)	500	534,348
Tutor Perini Corp., 6.88%, 05/01/25(a)	2,300	2,366,125
Western Midstream Operating LP 4.65%, 07/01/26	750	800,385
4.75%, 08/15/28	500	540,000
5.30%, 02/01/30	1,700	1,904,008
5.30%, 03/01/48	1,250	1,331,250
6.50%, 02/01/50	285	329,983
Williams Cos., Inc., 3.60%, 03/15/22	770	782,923

		202,593,308

Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,485,481

Pharmaceuticals — 0.7%
AbbVie, Inc. 3.38%, 11/14/21	300	303,450
3.45%, 03/15/22	1,670	1,698,161
2.90%, 11/06/22	600	619,944
2.30%, 11/21/22	1,120	1,149,594
2.60%, 11/21/24	7,210	7,602,563
3.80%, 03/15/25	1,730	1,892,354
AstraZeneca PLC 3.50%, 08/17/23	100	106,214
3.38%, 11/16/25	1,150	1,258,321
0.70%, 04/08/26	1,200	1,168,354
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	27,173
Bausch Health Cos., Inc.(a) 5.75%, 08/15/27	600	636,828
7.00%, 01/15/28	2,000	2,060,000
5.00%, 01/30/28	135	128,081
7.25%, 05/30/29	1,125	1,149,649
5.25%, 01/30/30	85	79,050
5.25%, 02/15/31	450	420,052
Bristol-Myers Squibb Co., 3.55%, 08/15/22	600	621,450
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)	460	471,500
CVS Health Corp. 3.50%, 07/20/22	1,000	1,027,928
2.63%, 08/15/24	85	89,697
1.30%, 08/21/27	825	809,247
Elanco Animal Health, Inc., 5.90%, 08/28/28	1,000	1,170,270
Jazz Securities DAC, 4.38%, 01/15/29(a)	4,962	5,144,602
Johnson & Johnson, 0.95%, 09/01/27	335	328,737
Merck & Co., Inc., 0.75%, 02/24/26	1,095	1,088,709
Novartis Capital Corp., 2.20%, 08/14/30	180	185,882
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	2,630	2,709,426
Viatris, Inc.(a) 1.13%, 06/22/22	1,330	1,339,484
1.65%, 06/22/25	370	374,244
Zoetis, Inc. 3.00%, 09/12/27	250	269,287
3.90%, 08/20/28	250	284,240
2.00%, 05/15/30	2,215	2,204,768

		38,419,259

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Producer Durables: Miscellaneous — 0.1%
Oracle Corp. 3.40%, 07/08/24	$1,710	$1,833,065
1.65%, 03/25/26	4,960	5,027,764
salesforce.com, Inc., 1.95%, 07/15/31(d)	660	660,090

		7,520,919

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	1,102	1,163,932
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	205,600
Howard Hughes Corp.(a) 5.38%, 08/01/28	2,250	2,388,667
4.38%, 02/01/31	1,730	1,723,737
Hunt Cos., Inc., 5.25%, 04/15/29(a)	1,875	1,818,750
Kennedy-Wilson, Inc., 5.00%, 03/01/31	1,750	1,800,313
Realogy Group LLC/Realogy Co-Issuer Corp.(a) 7.63%, 06/15/25	200	216,940
9.38%, 04/01/27	150	166,671
5.75%, 01/15/29	1,150	1,202,199

		10,686,809

Road & Rail — 0.0%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	274,500
Kansas City Southern, 2.88%, 11/15/29	45	47,345
Union Pacific Corp., 2.95%, 03/01/22	300	305,480
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27(a)	600	642,000

		1,269,325

Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	647,250
Analog Devices, Inc. 2.50%, 12/05/21	25	25,193
2.95%, 04/01/25	80	85,595
Atkore, Inc., 4.25%, 06/01/31(a)	1,515	1,534,392
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	125	138,122
Broadcom, Inc. 4.70%, 04/15/25	8,105	9,130,812
3.15%, 11/15/25	520	557,326
4.25%, 04/15/26	100	112,104
3.46%, 09/15/26	2,189	2,383,815
1.95%, 02/15/28(a)	2,460	2,458,946
Flex Ltd., 3.75%, 02/01/26	100	108,488
Honeywell International, Inc., 2.30%, 08/15/24	380	398,947
Intel Corp., 3.40%, 03/25/25	2,850	3,113,558
Jabil, Inc. 4.70%, 09/15/22	1,000	1,048,948
1.70%, 04/15/26	2,580	2,599,112
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,270,338
Micron Technology, Inc. 2.50%, 04/24/23	2,000	2,067,240
4.64%, 02/06/24	925	1,013,957
4.66%, 02/15/30	550	639,293
NVIDIA Corp., 2.85%, 04/01/30	25	27,062
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(a)	980	1,017,240
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	4,295	4,517,266
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,972,984

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. 4.38%, 10/15/29	$1,370	$1,492,916
3.38%, 04/01/31(a)	1,000	1,042,220
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	27,844
Sensata Technologies, Inc.(a) 4.38%, 02/15/30	1,275	1,343,648
3.75%, 02/15/31	500	494,415
Skyworks Solutions, Inc., 0.90%, 06/01/23	3,595	3,605,690
Synaptics, Inc., 4.00%, 06/15/29(a)	500	502,500
Texas Instruments, Inc. 1.38%, 03/12/25	315	321,585
1.75%, 05/04/30	220	218,896

		46,917,702

Software — 0.6%
Activision Blizzard, Inc., 1.35%, 09/15/30	260	243,109
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,427,702
Boxer Parent Co., Inc., 7.13%, 10/02/25(a)	135	144,450
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)	211	221,023
CDK Global, Inc., 5.25%, 05/15/29(a)	1,300	1,418,833
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	260	260,247
Elastic NV, 4.13%, 07/15/29(a)	510	510,000
Electronic Arts, Inc., 1.85%, 02/15/31	745	720,044
Intuit, Inc. 0.95%, 07/15/25	1,015	1,017,068
1.35%, 07/15/27	740	737,902
1.65%, 07/15/30	555	544,668
MSCI, Inc.(a) 5.38%, 05/15/27	150	159,750
4.00%, 11/15/29	3,745	3,950,975
3.63%, 09/01/30	200	204,532
3.88%, 02/15/31	1,415	1,468,430
Nuance Communications, Inc., 5.63%, 12/15/26	3,550	3,698,355
Open Text Corp., 3.88%, 02/15/28(a)	305	309,209
PTC, Inc.(a) 3.63%, 02/15/25	50	51,500
4.00%, 02/15/28	1,045	1,079,485
Roper Technologies, Inc. 0.45%, 08/15/22	275	275,181
3.65%, 09/15/23	830	886,450
2.35%, 09/15/24	90	94,388
1.00%, 09/15/25	590	587,013
2.00%, 06/30/30	75	73,856
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,980,590
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	3,615	3,764,119
Vmware, Inc., 4.50%, 05/15/25	5,550	6,198,270
VMware, Inc. 2.95%, 08/21/22	40	41,036
3.90%, 08/21/27	50	55,567

		36,123,752

Specialty Retail — 0.3%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,662,975
Gap, Inc., 8.88%, 05/15/27(a)	2,500	2,893,000
L Brands, Inc. 5.63%, 10/15/23	25	27,469
9.38%, 07/01/25(a)	175	226,188
6.69%, 01/15/27	1,300	1,529,489
5.25%, 02/01/28	1,250	1,398,437

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
L Brands, Inc. (continued) 7.50%, 06/15/29	$50	$58,875
6.63%, 10/01/30(a)	1,465	1,695,737
6.88%, 11/01/35	1,655	2,095,644
Magic Mergeco, Inc.(a) 5.25%, 05/01/28	745	764,318
7.88%, 05/01/29	580	598,125
QVC, Inc. 4.38%, 03/15/23	200	210,898
4.85%, 04/01/24	200	217,000
4.45%, 02/15/25	700	747,594
4.75%, 02/15/27	700	742,259
4.38%, 09/01/28	1,100	1,122,000
5.45%, 08/15/34	500	520,702
5.95%, 03/15/43	500	506,250
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,813

		17,042,773

Technology Hardware, Storage & Peripherals — 0.7%
Adobe, Inc. 1.90%, 02/01/25	175	181,861
2.15%, 02/01/27	490	512,919
2.30%, 02/01/30	2,130	2,217,768
Apple, Inc., 1.80%, 09/11/24	340	353,873
Dell International LLC/EMC Corp. 7.13%, 06/15/24(a)	1,500	1,538,550
4.00%, 07/15/24	1,600	1,739,808
5.85%, 07/15/25	6,340	7,438,181
4.90%, 10/01/26	4,250	4,904,856
6.20%, 07/15/30	785	1,009,393
Dell, Inc., 6.50%, 04/15/38	500	638,125
Hewlett Packard Enterprise Co. 4.45%, 10/02/23	2,520	2,725,246
4.65%, 10/01/24	600	667,067
4.90%, 10/15/25	5,480	6,238,484
HP, Inc. 2.20%, 06/17/25	2,230	2,314,586
1.45%, 06/17/26(a)	5,905	5,861,192
3.40%, 06/17/30	500	535,517
NetApp, Inc. 1.88%, 06/22/25	315	323,882
2.38%, 06/22/27	30	31,456
Western Digital Corp., 4.75%, 02/15/26	100	111,125

		39,343,889

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29(a)	2,600	2,652,000
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	54,000
NIKE, Inc. 2.40%, 03/27/25	2,125	2,248,089
2.85%, 03/27/30	1,671	1,816,339
Ralph Lauren Corp., 1.70%, 06/15/22	805	815,520
Wolverine World Wide, Inc., 5.00%, 09/01/26(a)	500	512,500

		8,098,448

Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	2,000	2,035,000
LD Holdings Group LLC, 6.13%, 04/01/28(a)	1,300	1,298,375
MGIC Investment Corp., 5.25%, 08/15/28	4,000	4,240,000

Security	Par (000)	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27	$685	$709,852
5.50%, 08/15/28	640	645,203
5.13%, 12/15/30	1,455	1,447,725
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31(a)	1,000	1,007,490
Radian Group, Inc. 4.50%, 10/01/24	50	53,551
6.63%, 03/15/25	2,095	2,364,187
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	2,010	2,009,538

		15,810,921

Tobacco — 0.5%
Altria Group, Inc. 2.35%, 05/06/25	5,370	5,614,207
4.80%, 02/14/29	70	81,157
3.40%, 05/06/30	265	279,484
BAT International Finance PLC, 3.95%, 06/15/25(a)	660	720,796
Philip Morris International, Inc. 2.38%, 08/17/22	2,110	2,157,624
2.50%, 08/22/22	690	708,142
2.13%, 05/10/23	500	514,749
2.88%, 05/01/24	500	531,118
3.25%, 11/10/24	25	27,042
1.50%, 05/01/25	630	642,232
3.13%, 08/17/27	50	54,436
3.38%, 08/15/29	50	55,283
2.10%, 05/01/30	790	786,100
Reynolds American, Inc., 4.45%, 06/12/25	6,000	6,646,657
Turning Point Brands, Inc., 5.63%, 02/15/26(a)	2,050	2,116,625
Vector Group Ltd.(a) 10.50%, 11/01/26	1,350	1,432,687
5.75%, 02/01/29	5,185	5,282,011

		27,650,350

Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	2,470	2,989,458

Utilities — 0.1%
Essential Utilities, Inc. 3.57%, 05/01/29	55	60,876
2.70%, 04/15/30	220	228,261
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(d)	900	911,250
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	507,248
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	630,700
TransAlta Corp., 6.50%, 03/15/40	200	229,000
Vistra Operations Co. LLC(a) 5.63%, 02/15/27	100	103,750
5.00%, 07/31/27	1,500	1,539,945

		4,211,030

Wireless Telecommunication Services — 0.6%
Altice France SA(a) 7.38%, 05/01/26	200	207,986
5.13%, 01/15/29	280	281,400
American Tower Corp. 2.25%, 01/15/22	750	757,756
1.30%, 09/15/25	515	516,154

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	$200	$213,430
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,464
Crown Castle International Corp. 3.20%, 09/01/24	640	683,538
1.35%, 07/15/25	1,105	1,112,521
4.45%, 02/15/26	5,000	5,649,606
2.50%, 07/15/31	1,125	1,133,008
EPR Properties, 3.75%, 08/15/29	850	851,180
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23	850	923,644
5.30%, 01/15/29	515	599,975
4.00%, 01/15/31	180	193,946
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)	1,580	1,542,475
iStar, Inc., 4.25%, 08/01/25	550	565,812
SBA Communications Corp. 4.88%, 09/01/24	200	203,500
3.13%, 02/01/29(a)	300	289,220
3.88%, 02/15/27	100	102,691
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,469
Sprint Corp. 7.25%, 09/15/21	25	25,370
7.88%, 09/15/23	750	852,057
7.13%, 06/15/24	1,500	1,730,625
7.63%, 02/15/25	500	594,065
7.63%, 03/01/26	25	30,500
T-Mobile USA, Inc., 3.50%, 04/15/25	13,500	14,631,907
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a) 7.13%, 12/15/24	500	516,875
7.88%, 02/15/25	1,500	1,606,875
VICI Properties LP/VICI Note Co., Inc.(a) 3.75%, 02/15/27	615	625,529
4.63%, 12/01/29	100	106,250
4.13%, 08/15/30	300	308,046
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31(a)	500	491,231

		37,400,105

Total Corporate Bonds — 39.7% (Cost: $2,246,491,996)		2,286,159,780

	Shares

Investment Companies

Equity Funds — 2.6%
BlackRock Liquid Environmentally Aware Fund(g)	149,976,623	150,051,611

Total Investment Companies — 2.6% (Cost: $150,111,534)		150,051,611

Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 10.7%
Connecticut Avenue Securities Trust(a)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	$33,626	$33,810,167
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	3,057	3,065,678
Series 2019-R01, Class 2ED2, (1 mo. LIBOR US + 1.15%), 1.24%, 07/25/31	1,321	1,321,056
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	37,442	37,645,340
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	14,100	14,113,948
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.39%, 08/25/31	16,025	16,135,915
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 09/25/31	12,849	12,940,639
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 06/25/39	21,036	21,120,338
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 07/25/39	19,138	19,214,899
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.09%, 09/25/39	841	827,947
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	37,602	37,780,156
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	15,000	15,059,646
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.19%, 10/25/39	21,300	21,388,335
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 2.14%, 01/25/40	42,866	43,042,005
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.09%, 01/25/40	38,933	39,105,002
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 3.74%, 02/25/40	10,936	11,290,848
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.74%, 02/25/40	2,950	3,056,259
Fannie Mae Connecticut Avenue Securities
Series 2017-C02, Class 2M2C, (1 mo. LIBOR US + 3.65%), 3.74%, 09/25/29	5,990	6,203,850
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29	2,411	2,459,408
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.85%), 2.94%, 11/25/29	4,100	4,200,923
Series 2017-C04, Class 2M2C, (1 mo. LIBOR US + 2.85%), 2.94%, 11/25/29	10,956	11,164,986
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	2,557	2,598,172
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 4.24%, 02/25/30	3,453	3,588,134
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	5,179	5,239,163
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.54%, 02/25/30	4,103	4,287,631
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 2.89%, 02/25/30	3,642	3,698,043
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.09%, 05/25/30	1,250	1,302,234
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.49%, 05/25/30	3,574	3,591,698

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.54%, 05/25/30	$3,973	$4,135,022
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	12,350	12,475,916
Series 2018-C02, Class 2M2C, (1 mo. LIBOR US + 2.20%), 2.29%, 08/25/30	10,000	10,075,313
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 3.84%, 10/25/30	18,801	19,550,652
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 10/25/30	8,751	8,858,012
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 2.24%, 10/25/30	7,157	7,192,557
Series 2018-C05, Class 1M2, (1 mo. LIBOR US + 2.35%), 2.44%, 01/25/31	8,751	8,855,640
Series 2018-C06, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 03/25/31	3,933	3,963,506
Freddie Mac STACR REMIC Trust
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 4.44%, 09/25/30	5,000	5,218,044
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 02/25/50(a)	13,370	13,478,840
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.09%, 06/25/50(a)	11,407	11,475,037
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.92%, 12/25/50(a)	9,529	9,532,159
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 2.02%, 12/25/50(a)	10,916	11,032,145
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.19%, 03/25/50(a)	47,962	48,711,191
Series 2021-HQA1, Class M2, (30 day SOFR + 2.25%), 2.27%, 08/25/33(a)	16,200	16,412,912
Series 2021-HQA2, Class M2, (30 day SOFR + 2.05%), 2.07%, 12/25/33(a)	12,000	12,041,264
Freddie Mac STACR Trust, Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 0.89%, 12/25/30(a)	167	166,636
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.34%, 07/25/29	8,382	8,683,655
Series 2018-DNA1, Class M2B, (1 mo. LIBOR US + 1.80%), 1.89%, 07/25/30	6,939	6,939,247
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 09/25/30	12,648	12,829,458
Series 2018-SPI1, Class M2, 3.73%, 02/25/48(a)	657	656,508
Series 2018-SPI2, Class M2, 3.82%, 05/25/48(a)	805	805,084
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.12%, 11/25/50(a)	3,321	3,321,962
STACR Trust(a)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 09/25/48	4	4,039
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	131	130,762

		615,797,981

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class AM, 3.69%, 05/10/58	$160	$172,338
COMM Mortgage Trust
Series 2012-LC4, Class A4, 3.29%, 12/10/44	1,252	1,259,306
Series 2015-CR22, Class A2, 2.86%, 03/10/48	520	520,749

		1,952,393

Total Non-Agency Mortgage-Backed Securities — 10.7% (Cost: $613,869,765)		617,750,374

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200	242,346

Total Preferred Securities — 0.0% (Cost: $229,935)		242,346

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(c) — 8.6%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 5.79%, 04/25/28	45	48,055
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/29	3,855	4,023,907
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.54%, 01/25/29	72	75,784
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 5.84%, 07/25/29	6,845	7,558,632
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	6	5,502
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 5.59%, 09/25/29	9,756	10,612,505
Series 2017-C02, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.74%, 09/25/29	17,187	17,810,529
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 4.94%, 10/25/29	11,254	11,986,850
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 5.14%, 11/25/29	20,428	22,324,909
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 3.69%, 01/25/30	19,507	20,398,302
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	14	13,586
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	21,598	21,942,613
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	53	53,286
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 2.89%, 02/25/30	11,660	11,921,844
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 05/25/30	644	652,538
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.59%, 05/25/30	1,143	1,157,155
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/30	17,081	17,510,729
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	3,989	4,044,305
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.09%, 08/25/30	16,475	16,808,561

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue
Securities (continued)
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 0.99%, 08/25/30	$3,017	$2,984,902
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 2.29%, 08/25/30	22,434	22,676,303
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 4.59%, 12/25/30	2,078	2,167,986
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 2.64%, 12/25/30	30,402	30,944,333
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/31	2,500	2,611,615
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 03/25/31	3,569	3,610,492
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 11/25/49	14,347	14,397,346
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.79%, 01/25/50	29,546	29,687,300
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 02/25/50	1,020	1,019,593
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 1.99%, 01/25/50	36,331	36,429,098
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.24%, 09/25/50	7,012	7,091,878
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 10/25/48	19,131	19,303,934
Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.74%, 01/25/49	17,411	17,663,212
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.54%, 03/25/49	8,367	8,497,399
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 07/25/49	15,266	15,400,570
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.04%, 10/25/49	23,155	23,277,520
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.04%, 11/25/48	450	449,659
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 02/25/49	20,215	20,423,562
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 04/25/49	3,603	3,631,498
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 09/25/49	22,128	22,214,109
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50	3,421	3,457,323
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.74%, 10/25/28	341	356,605
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.04%, 07/25/29	7,731	8,262,594
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.24%, 10/25/29	5,000	5,413,309
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.54%, 03/25/30	4,948	5,199,052

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.59%, 03/25/30	$250	$255,566
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 4.84%, 12/25/29	4,180	4,471,162
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.54%, 04/25/30	1,981	2,080,401
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.24%, 07/25/30	9,397	9,408,248
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.89%, 07/25/30	5,323	5,355,945

		497,692,106

Mortgage-Backed Securities — 48.2%
Fannie Mae Mortgage-Backed Securities(d) 2.00%, 06/01/51 - 07/01/51	47,608	48,111,398
2.50%, 06/01/51	38,567	40,084,856
4.00%, 08/01/51	69,125	73,745,034
Federal National Mortgage Association, 2.50%, 05/01/51	1,939	2,007,559
Ginnie Mae Mortgage-Backed Securities(h) 3.50%, 06/20/42 - 07/21/51	111,435	117,101,740
3.00%, 05/20/45 - 07/21/51(d)(i)	179,427	187,501,169
2.50%, 12/20/46 - 07/21/51	110,127	113,979,160
4.00%, 11/20/47 - 07/21/51(i)	58,541	61,807,398
4.50%, 10/20/48 - 07/21/51	39,588	42,193,105
5.00%, 12/20/48 - 07/21/51	10,828	11,665,637
1.50%, 07/21/51	1,550	1,532,078
2.00%, 07/21/51	95,925	97,693,618
5.50%, 07/21/51	650	717,336
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 3.34%, 10/15/49(a)(c)	750	760,456
Uniform Mortgage-Backed Securities(h) 2.50%, 04/01/32 - 07/14/51	345,562	358,657,332
3.50%, 07/16/35 - 07/14/51	239,674	253,636,107
2.00%, 12/01/35 - 08/12/51	584,084	592,153,916
3.00%, 12/01/35 - 07/14/51	334,957	350,763,047
1.50%, 07/19/36 - 08/12/51	157,250	155,949,914
4.00%, 07/19/36 - 02/01/57	158,500	169,274,669
4.50%, 07/19/36 - 07/14/51	68,707	74,121,847
5.00%, 02/01/41 - 07/14/51	18,716	20,518,209
5.50%, 07/14/51	2,350	2,618,047

		2,776,593,632

Total U.S. Government Sponsored Agency Securities — 56.8% (Cost: $3,267,871,797)		3,274,285,738

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 08/15/44	600	720,070

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes 1.88%, 02/28/22 - 03/31/22	$9,000	$9,113,906
1.50%, 08/15/26	10,000	10,296,875

Total U.S. Treasury Obligations — 0.4% (Cost: $19,521,970)		20,130,851

Total Long-Term Investments — 120.4% (Cost: $6,856,970,427)		6,937,776,688

	Shares

Short-Term Securities

Money Market Funds — 19.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(j)	1,108,137,639	1,108,137,639

Total Short-Term Securities — 19.2% (Cost: $1,108,137,639)		1,108,137,639

Total Investments Before TBA Sale Commitments — 139.6% (Cost: $7,965,108,066)		8,045,914,327

	Par (000)

TBA Sale Commitments(h)

Mortgage-Backed Securities — (19.0)%
Ginnie Mae Mortgage-Backed Securities, 3.00%, 07/21/51	$(55,450)	(57,855,360)
Uniform Mortgage-Backed Securities 1.50%, 07/19/36 - 07/14/51	(76,425)	(75,340,404)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.00%, 07/19/36 - 07/14/51	$(378,308)	$(382,848,915)
2.50%, 07/19/36 - 07/14/51	(246,050)	(254,889,053)
3.00%, 07/19/36 - 07/14/51	(239,025)	(249,472,094)
4.00%, 07/14/51	(69,125)	(73,607,324)

Total TBA Sale Commitments — (19.0)% (Proceeds: $(1,094,229,070))		(1,094,013,150)

Total Investments, Net of TBA Sale Commitments — 120.6% (Cost: $6,870,878,996)		6,951,901,177

Liabilities in Excess of Other Assets — (20.6)%		(1,189,334,607)

Net Assets — 100.0%		$ 5,762,566,570

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Affiliate of the Fund.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquid Environmentally Aware Fund	$149,989,991	$61,622		$—	$—	$(2)	$150,051,611	149,976,623	$61,622	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	284,922,233	823,215,406	(a)	—	—	—	1,108,137,639	1,108,137,639	62,367	—

					$—	$(2)	$1,258,189,250		$123,989	$—

(a)	Represents net amount purchased (sold).

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	177	09/08/21	$31,778	$(40,469)
Euro OAT	340	09/08/21	64,118	297,925
10-Year Australian T-Bond	4,699	09/15/21	497,552	(251,505)
E-mini Russell 1000 Index	2,050	09/17/21	159,767	(2,165,866)
10-Year U.S. Ultra Long Treasury Note	565	09/21/21	83,090	980,570
U.S. Long Bond	288	09/21/21	46,242	996,191
Ultra U.S. Treasury Bond	1,773	09/21/21	341,303	12,762,039
Long Gilt	2,495	09/28/21	442,116	1,668,972

				14,247,857

Short Contracts
Euro Bund	2,240	09/08/21	458,466	(2,643,714)
10-Year Canada Bond	3,226	09/21/21	378,709	(3,010,738)
10-Year U.S. Treasury Note	5,842	09/21/21	773,609	(1,285,881)
2-Year U.S. Treasury Note	211	09/30/21	46,488	75,310
5-Year U.S. Treasury Note	771	09/30/21	95,128	259,851

				(6,605,172)

				$7,642,685

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,415,606	EUR	6,110,000	Morgan Stanley & Co. International PLC	09/15/21	$159,644
USD	487,744	MXN	9,760,000	Citibank N.A.	09/15/21	2,662
USD	827,556	MXN	16,650,000	State Street Bank and Trust Co.	09/15/21	35

						$162,341

Centrally Cleared Interest Rate Swaps

									Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund		Effective	Termination		Notional
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value
1.28%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	18,580	$109,041	$149	$108,892
1.30%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	27,120	140,450	217	140,233
1.31%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	13,610	65,923	109	65,814
1.32%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	18,710	80,300	171	80,129
1.34%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	29,670	108,624	272	108,352
1.35%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	23,680	73,625	217	73,408
1.38%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	8,510	18,239	78	18,161
1.39%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	N/A	06/16/26	CAD	23,270	37,948	214	37,734
1-Month MXIBOR, 4.53%	Monthly	6.32%	Monthly	09/15/21(a)	09/09/26	MXN	180,270	(155,521)	84	(155,605)
(0.28%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	14,720	49,945	192	49,753
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	21,970	13,078	294	12,784
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	14,900	11,576	(22,170)	33,746
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	23,900	14,946	320	14,626
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	37,040	16,477	492	15,985
(0.23%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	17,170	4,022	232	3,790
(0.22%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	12,170	(8,498)	162	(8,660)
(0.21%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	14,940	(15,827)	203	(16,030)
(0.20%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	31,950	(49,224)	423	(49,647)
(0.19%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	19,370	(39,749)	262	(40,011)
(0.17%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	36,740	(117,394)	501	(117,895)
(0.16%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21(a)	09/15/26	EUR	21,640	(93,884)	294	(94,178)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund		Effective		Termination		Notional
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value
0.35%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	151,690	$65,010	$203	$64,807
0.35%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	144,350	60,710	22,424	38,286
0.36%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	161,440	60,711	216	60,495
0.36%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	60,200	22,861	13,583	9,278
0.37%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	175,060	54,312	(206)	54,518
0.38%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	213,610	51,040	283	50,757
0.39%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	190,820	36,131	252	35,879
0.39%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	121,760	18,927	1,817	17,110
0.40%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	30,110	4,032	39	3,993
0.40%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	100,500	11,700	134	11,566
0.40%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	202,740	23,685	(38,040)	61,725
0.41%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	180,300	16,256	3,374	12,882
0.42%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	159,630	(976)	207	(1,183)
0.43%	Annual	3-Month STIBOR, 0.59%	Quarterly	09/15/21	(a)	09/15/26	SEK	197,250	(6,385)	261	(6,646)
0.52%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/26	GBP	10,850	(18,090)	168	(18,258)
0.52%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/26	GBP	21,610	(24,353)	334	(24,687)
0.55%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/26	GBP	10,480	(38,402)	163	(38,565)
0.57%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/26	GBP	5,340	(24,718)	82	(24,800)
3-Month HIBOR, 0.17%	Quarterly	0.92%	Quarterly	09/15/21	(a)	09/15/26	HKD	91,130	3,395	109	3,286
3-Month HIBOR, 0.17%	Quarterly	0.92%	Quarterly	09/15/21	(a)	09/15/26	HKD	91,130	1,945	109	1,836
3-Month LIBOR, 0.15%	Quarterly	0.93%	Semi-Annual	09/15/21	(a)	09/15/26	USD	27,110	(120,311)	302	(120,613)
6-Month SIBOR, 0.59%	Semi-Annual	0.93%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	24,230	(184,975)	170	(185,145)
3-Month HIBOR, 0.17%	Quarterly	0.94%	Quarterly	09/15/21	(a)	09/15/26	HKD	85,633	13,274	103	13,171
6-Month SIBOR, 0.59%	Semi-Annual	0.94%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	25,990	(186,514)	183	(186,697)
3-Month HIBOR, 0.17%	Quarterly	0.95%	Quarterly	09/15/21	(a)	09/15/26	HKD	108,987	23,832	131	23,701
6-Month BBR, 1.14%	Semi-Annual	0.97%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	20,800	(12,165)	176	(12,341)
6-Month BBR, 1.14%	Semi-Annual	0.97%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	21,650	(13,062)	183	(13,245)
6-Month BBR, 1.14%	Semi-Annual	0.98%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	20,800	(6,030)	176	(6,206)
6-Month BBR, 1.14%	Semi-Annual	1.00%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	63,430	16,694	536	16,158
6-Month BBR, 1.14%	Semi-Annual	1.01%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	8,975	8,318	75	8,243
6-Month BBR, 1.14%	Semi-Annual	1.02%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	8,975	10,966	75	10,891
6-Month SIBOR, 0.59%	Semi-Annual	1.02%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	20,870	(86,725)	147	(86,872)
6-Month SIBOR, 0.59%	Semi-Annual	1.03%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	17,320	(67,533)	122	(67,655)
3-Month LIBOR, 0.15%	Quarterly	1.04%	Semi-Annual	09/15/21	(a)	09/15/26	USD	48,970	44,352	546	43,806
3-Month LIBOR, 0.15%	Quarterly	1.05%	Semi-Annual	09/15/21	(a)	09/15/26	USD	34,300	37,822	382	37,440
6-Month BBR, 1.14%	Semi-Annual	1.05%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	17,950	38,149	151	37,998
6-Month SIBOR, 0.59%	Semi-Annual	1.05%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	17,450	(54,941)	123	(55,064)
6-Month SIBOR, 0.59%	Semi-Annual	1.05%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	24,410	(74,620)	172	(74,792)
3-Month LIBOR, 0.15%	Quarterly	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	USD	45,570	78,303	508	77,795
6-Month SIBOR, 0.59%	Semi-Annual	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	12,160	(32,720)	85	(32,805)
6-Month SIBOR, 0.59%	Semi-Annual	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	18,160	(52,189)	128	(52,317)
6-Month SIBOR, 0.59%	Semi-Annual	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	17,671	(45,607)	124	(45,731)
6-Month SIBOR, 0.59%	Semi-Annual	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	12,280	(34,616)	86	(34,702)
6-Month SIBOR, 0.59%	Semi-Annual	1.07%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	32,330	(75,155)	226	(75,381)
6-Month SIBOR, 0.59%	Semi-Annual	1.07%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	18,810	(42,348)	132	(42,480)
6-Month SIBOR, 0.59%	Semi-Annual	1.08%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	30,720	(60,163)	215	(60,378)
6-Month SIBOR, 0.59%	Semi-Annual	1.10%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	34,950	(39,653)	245	(39,898)
6-Month SIBOR, 0.59%	Semi-Annual	1.10%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	12,900	(14,872)	90	(14,962)
6-Month SIBOR, 0.59%	Semi-Annual	1.10%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	44,960	(55,126)	313	(55,439)
6-Month SIBOR, 0.59%	Semi-Annual	1.11%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	12,160	(12,683)	85	(12,768)
6-Month SIBOR, 0.59%	Semi-Annual	1.12%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	18,869	(9,317)	131	(9,448)
6-Month SIBOR, 0.59%	Semi-Annual	1.12%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	7,710	(5,218)	54	(5,272)
6-Month SIBOR, 0.59%	Semi-Annual	1.12%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	6,572	(3,365)	46	(3,411)
6-Month SIBOR, 0.59%	Semi-Annual	1.12%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	8,262	(3,172)	57	(3,229)
6-Month SIBOR, 0.59%	Semi-Annual	1.13%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	18,435	(4,039)	128	(4,167)
6-Month SIBOR, 0.59%	Semi-Annual	1.14%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	33,318	3,070	232	2,838
6-Month SIBOR, 0.59%	Semi-Annual	1.14%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	22,000	1,221	152	1,069
6-Month SIBOR, 0.59%	Semi-Annual	1.14%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	14,947	1,979	104	1,875
6-Month SIBOR, 0.59%	Semi-Annual	1.14%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	4,344	639	30	609
6-Month SIBOR, 0.59%	Semi-Annual	1.15%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	5,000	2,566	35	2,531
6-Month SIBOR, 0.59%	Semi-Annual	1.15%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	19,023	11,505	132	11,373

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.38%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	29,900	$160,456	$274	$160,182
1.47%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	32,380	58,678	295	58,383
1.50%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	78,750	42,190	713	41,477
1.51%	Semi-Annual	3-Month CAD BA, 0.44%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	39,890	13,538	361	13,177
1.72%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	09/15/21	(a)	09/15/26	PLN	70,800	(185,308)	174	(185,482)
5.81%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	240,840	259,809	162	259,647
5.82%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	363,690	391,253	246	391,007
6.11%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	230,110	45,433	150	45,283
6.16%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	175,890	9,066	117	8,949
6.23%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	231,760	(33,598)	149	(33,747)
6.24%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	79,180	(15,015)	52	(15,067)
6.26%	Quarterly	3-Month CAD BA, 0.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	250,170	(62,337)	165	(62,502)

									$261,624	$(1,823)	$263,447

(a)	Forward Swap

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.77%	Quarterly	1.54%	Quarterly	Bank of America N.A.	N/A	09/15/26	KRW	13,289,195	$(89,296)	$—	$(89,296)
3-Month KRW CDC, 0.77%	Quarterly	1.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	KRW	13,289,195	(86,396)	—	(86,396)
3-Month KRW CDC, 0.77%	Quarterly	1.56%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	KRW	18,848,990	(109,381)	—	(109,381)
3-Month KRW CDC, 0.77%	Quarterly	1.56%	Quarterly	Bank of America N.A.	N/A	09/15/26	KRW	28,063,080	(157,951)	—	(157,951)
3-Month KRW CDC, 0.77%	Quarterly	1.60%	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/15/26	KRW	22,335,372	(84,288)	—	(84,288)
3-Month KRW CDC, 0.77%	Quarterly	1.60%	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/15/26	KRW	15,203,068	(57,372)	—	(57,372)
3-Month KRW CDC, 0.77%	Quarterly	1.66%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	KRW	23,624,550	(29,872)	—	(29,872)

									$(614,556)	$—	$(614,556)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/19/22	$(33,230,975)	$4,886,476	(c)	$(28,369,018)	16.6%
	Monthly	Barclays Bank PLC(d)	01/19/22	18,366,212	2,935,919	(e)	21,316,636	16.7
	Monthly	Merrill Lynch International(f)	02/17/23	4,356,742	241,971	(g)	4,618,023	2.1
	Monthly	Merrill Lynch International(h)	02/17/23	2,941,968	(255,421	)(i)	2,648,136	2.1
	Monthly	Morgan Stanley & Co. International PLC(j)	10/05/22	20,164,446	11,239,275	(k)	32,047,527	26.6
	Monthly	Morgan Stanley & Co. International PLC(l)	10/05/22	32,010,022	1,664,988	(m)	33,391,360	26.9

					$20,713,208		$65,652,664

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $24,519 of net dividends and financing fees.
(e)	Amount includes $(14,505) of net dividends and financing fees.
(g)	Amount includes $(19,310) of net dividends and financing fees.
(i)	Amount includes $38,411 of net dividends and financing fees.
(k)	Amount includes $(643,806) of net dividends and financing fees.
(m)	Amount includes $283,650 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-25 basis points	15-20 basis points	20-73 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	20 basis points	0-20 basis points	15-20 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Fed Funds Effective Rate
		(FEDL01)	(FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	9,305	$320,743	(1.2)%
Huntington Ingalls Industries, Inc.	16,978	3,578,114	(12.6)
Textron, Inc.	3,007	206,791	(0.7)

		4,105,648

Auto Components
Aptiv PLC	17,856	2,809,284	(9.9)
Goodyear Tire & Rubber Co.	41,893	718,465	(2.6)
Magna International, Inc.	18,465	1,710,598	(6.0)

		5,238,347

Automobiles
Harley-Davidson, Inc.	82,203	3,766,541	(13.3)

Security	Shares	Value	% of Basket Value

Beverages
Molson Coors Beverage Co., Class B	3,761	$201,928	(0.7)%
PepsiCo, Inc.	63,294	9,378,272	(33.1)

		9,580,200

Biotechnology
Gilead Sciences, Inc.	35,766	2,462,847	(8.7)

Building Products
Lennox International, Inc.	1,257	440,956	(1.5)
Trane Technologies PLC	26,445	4,869,582	(17.2)

		5,310,538

Chemicals
DuPont de Nemours, Inc.	81,477	6,307,135	(22.2)
LyondellBasell Industries NV, Class A	78,727	8,098,646	(28.6)
Nutrien Ltd.	122,654	7,434,059	(26.2)
Olin Corp.	37,080	1,715,321	(6.0)
Westlake Chemical Corp.	46,227	4,164,590	(14.7)

		27,719,751

Construction & Engineering
AECOM	42,751	2,706,993	(9.5)

Construction Materials
Vulcan Materials Co.	15,605	2,716,362	(9.6)

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Consumer Finance
American Express Co.	18,165	$3,001,403	(10.6)%
Capital One Financial Corp.	717	110,913	(0.4)
SLM Corp.	37,347	782,046	(2.7)
Synchrony Financial	37,897	1,838,762	(6.5)

		5,733,124

Containers & Packaging
Crown Holdings, Inc.	92,717	9,476,605	(33.4)
Packaging Corp. of America	2,101	284,517	(1.0)

		9,761,122

Diversified Consumer Services
H&R Block, Inc.	35,969	844,552	(3.0)

Diversified Financial Services
Equitable Holdings, Inc.	284,015	8,648,257	(30.5)
Voya Financial, Inc.	30,105	1,851,457	(6.5)

		10,499,714

Diversified Telecommunication Services
AT&T, Inc.	162,595	4,679,484	(16.5)

Electric Utilities
Pinnacle West Capital Corp.	4,445	364,357	(1.3)
Southern Co.	92,591	5,602,681	(19.7)

		5,967,038

Electrical Equipment
Emerson Electric Co.	107,792	10,373,902	(36.6)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	17,470	1,988,610	(7.0)
CDW Corp.	40,524	7,077,517	(25.0)

		9,066,127

Energy Equipment & Services
Transocean Ltd.	100,683	455,087	(1.6)

Entertainment
Activision Blizzard, Inc.	76,486	7,299,824	(25.7)

Equity Real Estate Investment Trusts (REITs)
Federal Realty Investment Trust	5,654	662,479	(2.3)
Kimco Realty Corp.	7,454	155,416	(0.6)
Ventas, Inc.	34,771	1,985,424	(7.0)

		2,803,319

Food & Staples Retailing
Sysco Corp.	40,340	3,136,435	(11.0)

Food Products
Bunge Ltd.	2,399	187,482	(0.7)
General Mills, Inc.	112,369	6,846,643	(24.1)
Hershey Co.	6,913	1,204,106	(4.3)
Kellogg Co.	40,734	2,620,418	(9.2)
Kraft Heinz Co.	198,107	8,078,804	(28.5)
Lamb Weston Holdings, Inc.	5,069	408,866	(1.4)

		19,346,319

Health Care Equipment & Supplies
Abbott Laboratories	36,121	4,187,507	(14.8)
Hologic, Inc.	58,465	3,900,785	(13.8)

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	10,211	$2,652,103	(9.3)%
Zimmer Biomet Holdings, Inc.	34,656	5,573,378	(19.6)

		16,313,773

Health Care Providers & Services
Cardinal Health, Inc.	39,862	2,275,722	(8.0)
Cigna Corp.	31,782	7,534,559	(26.6)
Encompass Health Corp.	58,291	4,548,447	(16.0)
HCA Healthcare, Inc.	37,141	7,678,530	(27.1)
Laboratory Corp. of America Holdings	9,012	2,485,960	(8.8)
McKesson Corp.	32,543	6,223,523	(21.9)

		30,746,741

Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	58,829	7,194,787	(25.4)

Household Durables
Mohawk Industries, Inc.	24,226	4,655,995	(16.4)
Newell Brands, Inc.	109,475	3,007,278	(10.6)
Toll Brothers, Inc.	104,831	6,060,280	(21.4)
Whirlpool Corp.	46,465	10,130,300	(35.7)

		23,853,853

Household Products
Clorox Co.	28,351	5,100,628	(18.0)

Industrial Conglomerates
3M Co.	12,190	2,421,300	(8.6)
Carlisle Cos., Inc.	32,053	6,134,303	(21.6)

		8,555,603

Insurance
Aflac, Inc.	117,264	6,292,386	(22.2)
Aon PLC, Class A	27,977	6,679,789	(23.5)
Manulife Financial Corp.	7,163	141,111	(0.5)

		13,113,286

Internet & Direct Marketing Retail
eBay, Inc.	845	59,327	(0.2)

IT Services
Western Union Co.	221,307	5,083,422	(17.9)

Leisure Products
Mattel, Inc.	324,669	6,525,847	(23.0)

Machinery
Caterpillar, Inc.	16,238	3,533,876	(12.5)
Cummins, Inc.	2,317	564,908	(2.0)
Deere & Co.	10,240	3,611,750	(12.7)
Fortive Corp.	55,480	3,869,175	(13.7)
Illinois Tool Works, Inc.	32,080	7,171,805	(25.3)
Oshkosh Corp.	987	123,375	(0.4)
Parker-Hannifin Corp.	11,951	3,670,272	(12.9)

		22,545,161

Media
AMC Networks, Inc., Class A	38,710	2,585,828	(9.1)
Nexstar Media Group, Inc., Class A	23,280	3,442,647	(12.2)
Omnicom Group, Inc.	35,567	2,845,004	(10.0)

		8,873,479

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
Nucor Corp.	1,730	$165,907	(0.6)%
Reliance Steel & Aluminum Co.	31,653	4,776,438	(16.8)

		4,942,345

Multi-line Retail
Dollar Tree, Inc.	21,643	2,153,479	(7.6)
Macy’s, Inc.	441,874	8,377,931	(29.5)

		10,531,410

Multi-Utilities
CMS Energy Corp.	79,902	4,720,610	(16.6)
Dominion Energy, Inc.	14,071	1,035,203	(3.7)
DTE Energy Co.	26,068	3,378,413	(11.9)
Public Service Enterprise Group, Inc.	6,161	368,058	(1.3)
Sempra Energy	10,771	1,426,942	(5.0)
WEC Energy Group, Inc.	728	64,756	(0.2)

		10,993,982

Oil, Gas & Consumable Fuels
Antero Midstream Corp.	158,906	1,651,033	(5.8)
Antero Resources Corp.	216,505	3,254,070	(11.5)
APA Corp.	291,448	6,304,020	(22.2)
Canadian Natural Resources Ltd.	64,890	2,354,209	(8.3)
Continental Resources, Inc.	19,355	736,071	(2.6)
EQT Corp.	85,925	1,912,691	(6.7)
Exxon Mobil Corp.	111,033	7,003,962	(24.7)
HollyFrontier Corp.	8,537	280,867	(1.0)
Marathon Petroleum Corp.	186,475	11,266,820	(39.7)
Murphy Oil Corp.	269,054	6,263,577	(22.1)
ONEOK, Inc.	6,549	364,386	(1.3)
Ovintiv, Inc.	40,307	1,268,461	(4.5)
Range Resources Corp.	63,640	1,066,607	(3.7)
SM Energy Co.	548,603	13,512,092	(47.6)
Targa Resources Corp.	38,740	1,721,993	(6.1)
Valero Energy Corp.	8,764	684,293	(2.4)

		59,645,152

Paper & Forest Products
Louisiana-Pacific Corp.	97,200	5,860,188	(20.6)

Pharmaceuticals
Bristol-Myers Squibb Co.	62,968	4,207,522	(14.8)

Professional Services
Booz Allen Hamilton Holding Corp.	16,281	1,386,816	(4.9)
Equifax, Inc.	1,293	309,686	(1.1)

		1,696,502

Road & Rail
JB Hunt Transport Services, Inc.	17,529	2,856,351	(10.1)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	32,173	5,538,904	(19.5)
NXP Semiconductors NV	13,282	2,732,373	(9.6)
Qualcomm, Inc.	31,531	4,506,726	(15.9)

		12,778,003

Specialty Retail
AutoNation, Inc.	44,564	4,225,113	(14.9)
AutoZone, Inc.	2,090	3,118,740	(11.0)
L Brands, Inc.	13,186	950,183	(3.3)

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.	7,525	$4,260,730	(15.0)%
Ross Stores, Inc.	32,837	4,071,788	(14.4)

		16,626,554

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	251,421	3,665,718	(12.9)
HP, Inc.	206,241	6,226,416	(22.0)
NetApp, Inc.	46,990	3,844,722	(13.6)
Seagate Technology Holdings PLC	20,702	1,820,327	(6.4)
Western Digital Corp.	81,378	5,791,672	(20.4)
Xerox Holdings Corp.	70,444	1,6 54,729	(5.8)

		23,003,584

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	66,856	2,906,899	(10.3)
Under Armour, Inc., Class A	79,206	1,675,207	(5.9)
VF Corp.	43,965	3,606,888	(12.7)

		8,188,994

Trading Companies & Distributors
W.W. Grainger, Inc.	13,527	5,924,826	(20.9)

Total Reference Entity — Long		468,794,594

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.,	(9,882)	(2,367,332)	8.4
Raytheon Technologies Corp.,	(17,251)	(1,471,683)	5.2
Spirit AeroSystems Holdings, Inc., Class A,	(34,525)	(1,629,235)	5.7
TransDigm Group, Inc.,	(11,567)	(7,487,203)	26.4

		(12,955,453)

Airlines
Southwest Airlines Co.,	(33,725)	(1,790,460)	6.3

Auto Components
BorgWarner, Inc.,	(75,651)	(3,672,100)	12.9

Biotechnology
Emergent Biosolutions, Inc.,	(2,042)	(128,646)	0.4
Regeneron Pharmaceuticals, Inc.,	(17,660)	(9,863,816)	34.8

		(9,992,462)

Building Products
Builders FirstSource, Inc.,	(43,289)	(1,846,709)	6.5
Carrier Global Corp.,	(42,717)	(2,076,046)	7.3
Fortune Brands Home & Security, Inc.,	(4,108)	(409,157)	1.5

		(4,331,912)

Capital Markets
MSCI, Inc.,	(21,800)	(11,621,144)	41.0
Nasdaq, Inc.,	(18,448)	(3,243,158)	11.4

		(14,864,302)

Chemicals
Air Products & Chemicals, Inc.,	(15,574)	(4,480,328)	15.8
CF Industries Holdings, Inc.,	(23,950)	(1,232,228)	4.3
Dow, Inc.,	(32,600)	(2,062,928)	7.3
International Flavors & Fragrances, Inc.,	(50,193)	(7,498,834)	26.4
PPG Industries, Inc.,	(36,263)	(6,156,370)	21.7
Scotts Miracle-Gro Co.,	(86)	(16,505)	0.1

		(21,447,193)

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Commercial Services & Supplies
Cintas Corp.,	(9,474)	$(3,619,068)	12.7%
Waste Connections, Inc.,	(30,099)	(3,594,724)	12.7

		(7,213,792)

Communications Equipment
Juniper Networks, Inc.,	(234,682)	(6,418,553)	22.6
Motorola Solutions, Inc.,	(18,125)	(3,930,406)	13.9

		(10,348,959)

Construction & Engineering
Fluor Corp.,	(428,161)	(7,578,450)	26.7
Quanta Services, Inc.,	(98,462)	(8,917,703)	31.5

		(16,496,153)

Diversified Telecommunication Services
Lumen Technologies, Inc.,	(219,103)	(2,977,610)	10.5

Electric Utilities
Edison International,	(112,641)	(6,512,903)	23.0
NRG Energy, Inc.,	(122,050)	(4,918,615)	17.3

		(11,431,518)

Electrical Equipment
Sensata Technologies Holding PLC,	(34,787)	(2,016,602)	7.1

Energy Equipment & Services
Baker Hughes Co.,	(67,798)	(1,550,541)	5.5
Halliburton Co.,	(23,527)	(543,944)	1.9
NOV, Inc.,	(60,053)	(920,012)	3.2

		(3,014,497)

Entertainment
Live Nation Entertainment, Inc.,	(72,024)	(6,308,582)	22.2

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.,	(28,823)	(5,244,057)	18.5
American Tower Corp.,	(13,941)	(3,766,022)	13.3
AvalonBay Communities, Inc.,	(1,187)	(247,715)	0.9
Crown Castle International Corp.,	(32,406)	(6,322,411)	22.3
Digital Realty Trust, Inc.,	(67,658)	(10,179,823)	35.9
Equinix, Inc.,	(5,429)	(4,357,315)	15.3
Iron Mountain, Inc.,	(120,334)	(5,092,535)	17.9
Life Storage, Inc.,	(10,540)	(1,131,469)	4.0
Prologis, Inc.,	(59,740)	(7,140,722)	25.2
Public Storage,	(11,115)	(3,342,169)	11.8
Realty Income Corp.,	(69,171)	(4,616,472)	16.3
SBA Communications Corp.,	(11,580)	(3,690,546)	13.0
VICI Properties, Inc.,	(154,170)	(4,782,353)	16.8
Welltower, Inc.,	(2,869)	(238,414)	0.8

		(60,152,023)

Food & Staples Retailing
US Foods Holding Corp.,	(48,748)	(1,869,973)	6.6

Food Products
Mondelez International, Inc., Class A,	(27,816)	(1,736,831)	6.1

Health Care Equipment & Supplies
Boston Scientific Corp.,	(109,975)	(4,702,531)	16.6

Health Care Providers & Services
Tenet Healthcare Corp.,	(36,695)	(2,458,198)	8.7

Hotels, Restaurants & Leisure
Booking Holdings, Inc.,	(240)	(525,142)	1.8
Carnival Corp.,	(286,483)	(7,551,692)	26.6

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc., Class A,	(1,292)	$(211,513)	0.7%
Hilton Worldwide Holdings, Inc.,	(44,850)	(5,409,807)	19.1
Hyatt Hotels Corp., Class A,	(44,682)	(3,469,111)	12.2
MGM Resorts International,	(20,511)	(874,794)	3.1
Norwegian Cruise Line Holdings Ltd.,	(3,401)	(100,023)	0.4
Royal Caribbean Cruises Ltd.,	(2,309)	(196,912)	0.7
Yum! Brands, Inc.,	(6,837)	(786,460)	2.8

		(19,125,454)

Household Durables
KB Home,	(66,973)	(2,727,140)	9.6
NVR, Inc.,	(2,369)	(11,781,748)	41.6
TopBuild Corp.,	(605)	(119,657)	0.4

		(14,628,545)

Industrial Conglomerates
Honeywell International, Inc.,	(4,163)	(913,154)	3.2

Insurance
Brown & Brown, Inc.,	(138,924)	(7,382,421)	26.0
Marsh & McLennan Cos., Inc.,	(31,511)	(4,432,968)	15.6
Progressive Corp.,	(5,701)	(559,895)	2.0

		(12,375,284)

Interactive Media & Services
Twitter, Inc.,	(60,573)	(4,168,028)	14.7

Internet & Direct Marketing Retail
Amazon.com, Inc.,	(1,008)	(3,467,681)	12.2

IT Services
Broadridge Financial Solutions, Inc.,	(3,511)	(567,132)	2.0
Fidelity National Information Services, Inc.,	(49,675)	(7,037,457)	24.8
Fiserv, Inc.,	(13,494)	(1,442,374)	5.1
GoDaddy, Inc., Class A,	(24,736)	(2,151,042)	7.6

		(11,198,005)

Life Sciences Tools & Services
Avantor, Inc.,	(70,672)	(2,509,563)	8.8
Charles River Laboratories International, Inc.,	(16,378)	(6,058,550)	21.4
PerkinElmer, Inc.,	(10,435)	(1,611,268)	5.7
Syneos Health, Inc.,	(21,070)	(1,885,554)	6.6

		(12,064,935)

Machinery
IDEX Corp.,	(41,133)	(9,051,317)	31.9

Media
Cable One, Inc.,	(5,442)	(10,409,512)	36.7
Charter Communications, Inc., Class A,	(9,111)	(6,573,131)	23.2
Comcast Corp., Class A,	(9,483)	(540,721)	1.9
DISH Network Corp., Class A,	(4,419)	(184,714)	0.7
Sirius XM Holdings, Inc.,	(2,287,525)	(14,960,413)	52.7

		(32,668,491)

Metals & Mining
Freeport-McMoRan, Inc.,	(184,831)	(6,859,078)	24.2
Teck Resources Ltd., Class B,	(261,648)	(6,028,370)	21.2

		(12,887,448)

Multi-line Retail
Dollar General Corp.,	(51,385)	(11,119,200)	39.2

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multi-line Retail (continued)
Kohl’s Corp.,	(1,996)	$(110,000)	0.4%
Nordstrom, Inc.,	(97,760)	(3,575,083)	12.6

		(14,804,283)

Multi-Utilities
CenterPoint Energy, Inc.,	(193,566)	(4,746,238)	16.7

Oil, Gas & Consumable Fuels
CNX Resources Corp.,	(138,001)	(1,885,094)	6.6
ConocoPhillips,	(20,674)	(1,259,046)	4.4
Devon Energy Corp.,	(368,589)	(10,759,113)	37.9
Hess Corp.,	(24,964)	(2,179,856)	7.7
Kinder Morgan, Inc.,	(95,799)	(1,746,416)	6.2
PBF Energy, Inc., Class A,	(54,803)	(838,486)	3.0
Pioneer Natural Resources Co.,	(22,294)	(3,623,221)	12.8
TC Energy Corp.,	(56,212)	(2,783,618)	9.8

		(25,074,850)

Personal Products
Estee Lauder Cos., Inc., Class A,	(19,932)	(6,339,971)	22.3

Pharmaceuticals
Bausch Health Cos., Inc.,	(238,446)	(6,991,237)	24.6
Catalent, Inc.,	(70,458)	(7,617,919)	26.9
Elanco Animal Health, Inc.,	(221,096)	(7,669,820)	27.0
Eli Lilly & Co.,	(6,204)	(1,423,942)	5.0
Merck & Co., Inc.,	(64,160)	(4,989,723)	17.6
Perrigo Co. PLC,	(70,443)	(3,229,812)	11.4
Zoetis, Inc.,	(36,623)	(6,825,062)	24.1

		(38,747,515)

Professional Services
Nielsen Holdings PLC,	(31,138)	(768,175)	2.7

Road & Rail
Avis Budget Group, Inc.,	(78,855)	(6,142,016)	21.7

Semiconductors & Semiconductor Equipment
Broadcom, Inc.,	(20,626)	(9,835,302)	34.7
Marvell Technology Inc.,	(187,588)	(10,936,380)	38.5
NVIDIA Corp.,	(4,208)	(3,366,821)	11.9
ON Semiconductor Corp.,	(6,572)	(251,576)	0.9

		(24,390,079)

Software
Black Knight, Inc.,	(113,347)	(8,838,799)	31.1
j2 Global, Inc.,	(46,356)	(6,376,268)	22.5

		(15,215,067)

Specialty Retail
Bed Bath & Beyond, Inc.,	(18,778)	(625,120)	2.2
Best Buy Co., Inc.,	(15,774)	(1,813,694)	6.4
Tractor Supply Co.,	(9,614)	(1,788,781)	6.3

		(4,227,595)

Technology Hardware, Storage & Peripherals
NCR Corp.,	(177,186)	(8,081,454)	28.5

Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.,	(68,259)	(4,212,946)	14.9

Security	Shares	Value	% of Basket Value

Water Utilities
Essential Utilities, Inc.,	(52,989)	$(2,421,597)	8.5%

Wireless Telecommunication Services
T-Mobile US, Inc.,	(66,715)	(9,662,333)	34.1

Total Reference Entity — Short		(497,163,612)

Net Value of Reference Entity — Barclays Bank PLC		$ (28,369,018)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	19,981	$7,261,695	34.1%

Air Freight & Logistics
United Parcel Service, Inc., Class B	29,609	6,157,784	28.9

Airlines
Delta Air Lines, Inc.	103,445	4,475,031	21.0
United Airlines Holdings, Inc.	22,676	1,185,728	5.6

		5,660,759

Auto Components
Goodyear Tire & Rubber Co.	198,387	3,402,337	16.0

Automobiles
Ford Motor Co.	86,728	1,288,778	6.0
General Motors Co.	31,678	1,874,387	8.8

		3,163,165

Building Products
Johnson Controls International PLC	80,517	5,525,882	25.9

Chemicals
Corteva, Inc.	47,205	2,093,542	9.8
Olin Corp.	99,184	4,588,252	21.5

		6,681,794

Communications Equipment
Cisco Systems, Inc.	130,400	6,911,200	32.4

Consumer Finance
Ally Financial, Inc.	137,615	6,858,732	32.2
American Express Co.	68,231	11,273,808	52.9

		18,132,540

Containers & Packaging
International Paper Co.	114,348	7,010,676	32.9
Packaging Corp. of America	40,461	5,479,229	25.7
Westrock Co.	261,171	13,899,520	65.2

		26,389,425

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	67,828	18,850,758	88.4

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Diversified Telecommunication Services
AT&T, Inc.	464,789	$13,376,627	62.7%

Electric Utilities
American Electric Power Co., Inc.	8,087	684,079	3.2
Exelon Corp.	142,957	6,334,425	29.7
FirstEnergy Corp.	92,751	3,451,265	16.2

		10,469,769

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	45,869	5,221,268	24.5

Energy Equipment & Services
Halliburton Co.	313,426	7,246,409	34.0

Entertainment
Walt Disney Co.	34,553	6,073,381	28.5

Equity Real Estate Investment Trusts (REITs)
Equity Residential	90,882	6,997,914	32.8
Simon Property Group, Inc.	18,071	2,357,904	11.1
Weyerhaeuser Co.	373,056	12,840,588	60.2

		22,196,406

Food & Staples Retailing
Walmart, Inc.	27,755	3,914,010	18.4

Food Products
Kraft Heinz Co.	47,406	1,933,216	9.1
Tyson Foods, Inc., Class A	168,788	12,449,803	58.4

		14,383,019

Health Care Equipment & Supplies
Baxter International, Inc.	29,327	2,360,823	11.1

Health Care Providers & Services
CVS Health Corp.	51,183	4,270,709	20.0
DaVita, Inc.	65,036	7,832,285	36.8
HCA Healthcare, Inc.	60,446	12,496,606	58.6
McKesson Corp.	56,190	10,745,776	50.4
Tenet Healthcare Corp.	74,207	4,971,127	23.3

		40,316,503

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	19,800	2,703,096	12.7
McDonald’s Corp.	22,738	5,252,251	24.6
MGM Resorts International	94,716	4,039,637	19.0

		11,994,984

Household Durables
Lennar Corp., Class A	13,932	1,384,144	6.5
Newell Brands, Inc.	166,216	4,565,954	21.4
Toll Brothers, Inc.	80,760	4,668,736	21.9
Whirlpool Corp.	7,818	1,704,480	8.0

		12,323,314

Independent Power and Renewable Electricity Producers
AES Corp.	222,868	5,810,169	27.3

Industrial Conglomerates
General Electric Co.	742,939	9,999,959	46.9
Honeywell International, Inc.	23,863	5,234,349	24.6

		15,234,308

Insurance
Allstate Corp.	37,009	4,827,454	22.6

Security	Shares	Value	% of Basket Value

Insurance (continued)
American International Group, Inc.	62,255	$2,963,338	13.9%
Hartford Financial Services Group, Inc.	43,536	2,697,926	12.7
Loews Corp.	132,008	7,214,237	33.8
MetLife, Inc.	18,466	1,105,190	5.2

		18,808,145

IT Services
DXC Technology Co.	211,858	8,249,751	38.7
International Business Machines Corp.	15,082	2,210,870	10.4

		10,460,621

Machinery
Caterpillar, Inc.	36,772	8,002,690	37.5
Deere & Co.	29,650	10,457,852	49.1

		18,460,542

Media
Omnicom Group, Inc.	65,824	5,265,262	24.7
ViacomCBS, Inc., Class B	427,863	19,339,407	90.7

		24,604,669

Metals & Mining
Newmont Corp.	96,038	6,086,888	28.5
United States Steel Corp.	181,820	4,363,680	20.5

		10,450,568

Multi-line Retail
Kohl’s Corp.	109,235	6,019,941	28.2
Target Corp.	21,473	5,190,883	24.4

		11,210,824

Oil, Gas & Consumable Fuels
APA Corp.	286,500	6,196,995	29.1
Kinder Morgan, Inc.	1,022,651	18,642,928	87.5
Murphy Oil Corp.	324,850	7,562,508	35.5
Occidental Petroleum Corp.	208,210	6,510,727	30.5
Ovintiv, Inc.	126,027	3,966,070	18.6
Valero Energy Corp.	127,016	9,917,409	46.5
Williams Cos., Inc.	51,995	1,380,467	6.5

		54,177,104

Pharmaceuticals
Bristol-Myers Squibb Co.	26,252	1,754,159	8.2
Johnson & Johnson	22,268	3,668,430	17.2
Pfizer, Inc.	256,629	10,049,592	47.2

		15,472,181

Road & Rail
CSX Corp.	336,294	10,788,311	50.6
Norfolk Southern Corp.	27,062	7,182,525	33.7
Ryder System, Inc.	74,505	5,537,957	26.0

		23,508,793

Specialty Retail
AutoZone, Inc.	10,826	16,154,774	75.8
Home Depot, Inc.	4,712	1,502,609	7.0

		17,657,383

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	51,039	5,087,057	23.8
HP, Inc.	120,650	3,642,424	17.1

		8,729,481

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Tobacco
Altria Group, Inc.	65,222	$3,109,785	14.6%

Total Reference Entity — Long		495,708,425

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(42,492)	(10,179,383)	(47.7)
Howmet Aerospace, Inc.	(235,372)	(8,113,273)	(38.1)
TransDigm Group, Inc.	(7,857)	(5,085,758)	(23.9)

		(23,378,414)

Airlines
American Airlines Group, Inc.	(891,361)	(18,905,767)	(88.7)
Southwest Airlines Co.	(224,826)	(11,936,012)	(56.0)

		(30,841,779)

Automobiles
Tesla, Inc.	(9,286)	(6,311,694)	(29.6)

Chemicals
Ashland Global Holdings, Inc.	(185,150)	(16,200,625)	(76.0)
Dow, Inc.	(152,026)	(9,620,205)	(45.1)
Sherwin-Williams Co.	(24,886)	(6,780,191)	(31.8)

		(32,601,021)

Communications Equipment
Motorola Solutions, Inc.	(34,128)	(7,400,657)	(34.7)

Consumer Finance
Capital One Financial Corp.	(755)	(116,791)	(0.5)
Navient Corp.	(130,746)	(2,527,320)	(11.9)
OneMain Holdings, Inc.	(83,006)	(4,972,890)	(23.3)

		(7,617,001)

Containers & Packaging
Ball Corp.	(102,999)	(8,344,979)	(39.2)
Sealed Air Corp.	(204,044)	(12,089,607)	(56.7)

		(20,434,586)

Diversified Telecommunication Services
Verizon Communications, Inc.	(116,906)	(6,550,243)	(30.7)

Electric Utilities
NRG Energy, Inc.	(188,582)	(7,599,854)	(35.7)
Southern Co.	(59,615)	(3,607,304)	(16.9)

		(11,207,158)

Entertainment
Netflix, Inc.	(20,464)	(10,809,289)	(50.7)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(242,416)	(4,142,889)	(19.4)
Iron Mountain, Inc.	(274,968)	(11,636,646)	(54.6)

		(15,779,535)

Food & Staples Retailing
Kroger Co.	(270,780)	(10,373,582)	(48.7)

Food Products
Campbell Soup Co.	(10,945)	(498,982)	(2.3)
Conagra Brands, Inc.	(246,732)	(8,976,110)	(42.1)
General Mills, Inc.	(263,639)	(16,063,524)	(75.4)

Security	Shares	Value	% of Basket Value

Food Products (continued)
Lamb Weston Holdings, Inc.	(36,466)	$(2,941,348)	(13.8)%
Mondelez International, Inc., Class A	(82,081)	(5,125,138)	(24.1)

		(33,605,102)

Health Care Equipment & Supplies
Boston Scientific Corp.	(214,591)	(9,175,911)	(43.0)

Health Care Providers & Services
Quest Diagnostics, Inc.	(16,436)	(2,169,059)	(10.2)
UnitedHealth Group, Inc.	(8,716)	(3,490,235)	(16.4)
Universal Health Services, Inc., Class B	(92,589)	(13,557,807)	(63.6)

		(19,217,101)

Hotels, Restaurants & Leisure
Aramark	(47,017)	(1,751,383)	(8.2)
Boyd Gaming Corp.	(23,919)	(1,470,780)	(6.9)
Carnival Corp.	(116,039)	(3,058,788)	(14.3)
Expedia Group, Inc.	(64,406)	(10,543,906)	(49.5)
Royal Caribbean Cruises Ltd.	(44,899)	(3,828,987)	(18.0)
Yum! Brands, Inc.	(45,572)	(5,242,147)	(24.6)

		(25,895,991)

Household Durables
MDC Holdings, Inc.	(40,211)	(2,034,677)	(9.6)
PulteGroup, Inc.	(188,400)	(10,280,988)	(48.2)

		(12,315,665)

Household Products
Procter & Gamble Co.	(16,021)	(2,161,713)	(10.1)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(213,086)	(3,952,745)	(18.5)

Insurance
Lincoln National Corp.	(119,202)	(7,490,654)	(35.1)
Prudential Financial, Inc.	(71,550)	(7,331,728)	(34.4)

		(14,822,382)

Media
Altice USA, Inc., Class A	(100,477)	(3,430,285)	(16.1)
Charter Communications, Inc., Class A	(8,120)	(5,858,174)	(27.5)
Comcast Corp., Class A	(257,195)	(14,665,259)	(68.8)
DISH Network Corp., Class A	(62,029)	(2,592,812)	(12.1)

		(26,546,530)

Metals & Mining
Freeport-McMoRan, Inc.	(124,340)	(4,614,258)	(21.7)
Teck Resources Ltd., Class B	(21,658)	(499,000)	(2.3)

		(5,113,258)

Multi-line Retail
Nordstrom, Inc.	(39,627)	(1,449,159)	(6.8)

Multi-Utilities
Dominion Energy, Inc.	(101,459)	(7,464,339)	(35.0)

Oil, Gas & Consumable Fuels
ConocoPhillips	(136,184)	(8,293,605)	(38.9)
Devon Energy Corp.	(741,426)	(21,642,225)	(101.6)
Hess Corp.	(4,410)	(385,081)	(1.8)
Pioneer Natural Resources Co.	(38,961)	(6,331,942)	(29.7)
Targa Resources Corp.	(42,797)	(1,902,327)	(8.9)
TC Energy Corp.	(80,505)	(3,986,608)	(18.7)

		(42,541,788)

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bausch Health Cos., Inc.	(362,440)	$(10,626,741)	(49.9)%

Road & Rail
Union Pacific Corp.	(33,349)	(7,334,446)	(34.4)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(105,618)	(9,920,699)	(46.5)
Amkor Technology, Inc.	(279,062)	(6,605,397)	(31.0)

		(16,526,096)

Specialty Retail
Best Buy Co., Inc.	(101,251)	(11,641,840)	(54.6)
Gap, Inc.	(6,468)	(217,648)	(1.0)
Lowe’s Cos., Inc.	(21,148)	(4,102,078)	(19.3)

		(15,961,566)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(406,490)	(9,548,450)	(44.8)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(941,409)	(12,803,162)	(60.1)
Radian Group, Inc.	(84,283)	(1,875,297)	(8.8)

		(14,678,459)

Trading Companies & Distributors
United Rentals, Inc.	(18,871)	(6,020,038)	(28.2)

Wireless Telecommunication Services
T-Mobile US, Inc.	(42,321)	(6,129,350)	(28.8)

Total Reference Entity — Short		(474,391,789)

Net Value of Reference Entity — Barclays Bank PLC		$21,316,636

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries, Inc.	4,909	$1,034,572	22.4%

Auto Components
Magna International, Inc.	14,844	1,375,148	29.8

Biotechnology
Gilead Sciences, Inc.	64,481	4,440,162	96.2

Chemicals
LyondellBasell Industries NV, Class A	7,552	776,874	16.8
Nutrien Ltd.	47,840	2,899,583	62.8

		3,676,457

Construction & Engineering
AECOM	8,690	550,251	11.9

Construction Materials
Vulcan Materials Co.	15,988	2,783,031	60.3

Security	Shares	Value	% of Basket Value

Diversified Financial Services
Voya Financial, Inc.	2,977	$183,085	4.0%

Diversified Telecommunication Services
AT&T, Inc.	48,764	1,403,428	30.4

Electric Utilities
Southern Co.	2,376	143,772	3.1

Equity Real Estate Investment Trusts (REITs)
Ventas, Inc.	22,346	1,275,957	27.6

Health Care Equipment & Supplies
Abbott Laboratories	9,003	1,043,718	22.6

Health Care Providers & Services
Cardinal Health, Inc.	26,269	1,499,697	32.5
Cigna Corp.	17,514	4,152,044	89.9
Laboratory Corp. of America Holdings	17	4,690	0.1

		5,656,431

Household Durables
Newell Brands, Inc.	52,520	1,442,724	31.2

Household Products
Clorox Co.	2,470	444,378	9.6

Industrial Conglomerates
Carlisle Cos., Inc.	7,680	1,469,798	31.8

IT Services
Western Union Co.	120,000	2,756,400	59.7

Leisure Products
Mattel, Inc.	181,204	3,642,200	78.9

Machinery
Deere & Co.	9,060	3,195,553	69.2
Illinois Tool Works, Inc.	4,959	1,108,634	24.0

		4,304,187

Media
Nexstar Media Group, Inc., Class A	6,072	897,927	19.4

Multi-Utilities
CMS Energy Corp.	6,180	365,114	7.9
Dominion Energy, Inc.	4,695	345,411	7.5
DTE Energy Co.	3,590	465,264	10.1

		1,175,789

Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	53,225	3,357,433	72.7

Paper & Forest Products
Louisiana-Pacific Corp.	61,002	3,677,810	79.6

Pharmaceuticals
Bristol-Myers Squibb Co.	65,440	4,372,701	94.7

Specialty Retail
AutoNation, Inc.	7,242	686,614	14.9
AutoZone, Inc.	2,090	3,118,740	67.5
Ross Stores, Inc.	12,099	1,500,276	32.5

		5,305,630

Technology Hardware, Storage & Peripherals
HP, Inc.	73,538	2,220,112	48.1

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	25,351	$2,074,219	44.9%
Western Digital Corp.	19,872	1,414,290	30.6

		5,708,621

Total Reference Entity — Long		62,121,610

Reference Entity — Short

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	(6,101)	(520,476)	(11.3)
Spirit AeroSystems Holdings, Inc., Class A	(8,031)	(378,983)	(8.2)

		(899,459)

Biotechnology
Regeneron Pharmaceuticals, Inc.	(1,915)	(1,069,604)	(23.2)

Building Products
Builders FirstSource, Inc.	(15,121)	(645,062)	(14.0)

Capital Markets
Brookfield Asset Management, Inc.	(17)	(885)	(0.0)
Brookfield Asset Management, Inc., Class A	(2,546)	(129,795)	(2.8)

		(130,680)

Chemicals
Air Products & Chemicals, Inc.	(4,753)	(1,367,343)	(29.6)

Communications Equipment
Motorola Solutions, Inc.	(8,704)	(1,887,462)	(40.9)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(87,320)	(1,186,679)	(25.7)

Electric Utilities
Edison International	(13,851)	(800,865)	(17.4)
NRG Energy, Inc.	(18,380)	(740,714)	(16.0)
PG&E Corp.	(507,659)	(5,162,892)	(111.8)

		(6,704,471)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(10,260)	(1,866,704)	(40.4)
American Tower Corp.	(16,043)	(4,333,856)	(93.9)
Crown Castle International Corp.	(9,085)	(1,772,484)	(38.4)
Realty Income Corp.	(28,539)	(1,904,693)	(41.2)
VICI Properties, Inc.	(42,414)	(1,315,682)	(28.5)

		(11,193,419)

Health Care Equipment & Supplies
Boston Scientific Corp.	(110,433)	(4,722,115)	(102.2)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	(35,136)	(4,238,104)	(91.8)
Hyatt Hotels Corp., Class A	(7,806)	(606,058)	(13.1)

		(4,844,162)

Insurance
Marsh & McLennan Cos., Inc.	(12,046)	(1,694,631)	(36.7)

Interactive Media & Services
Twitter, Inc.	(36,267)	(2,495,532)	(54.0)

Security	Shares	Value	% of Basket Value

IT Services
Fidelity National Information Services, Inc.	(17,021)	$(2,411,365)	(52.2)%

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	(8,299)	(3,069,966)	(66.5)
Syneos Health, Inc.	(2,238)	(200,279)	(4.3)

		(3,270,245)

Media
Sirius XM Holdings, Inc.	(203,799)	(1,332,846)	(28.9)

Multi-Utilities
CenterPoint Energy, Inc.	(79,993)	(1,961,428)	(42.5)

Oil, Gas & Consumable Fuels
TC Energy Corp.	(22,689)	(1,123,559)	(24.3)

Pharmaceuticals
Elanco Animal Health, Inc.	(143,053)	(4,962,509)	(107.4)

Professional Services
Nielsen Holdings PLC	(47,680)	(1,176,266)	(25.5)

Software
Black Knight, Inc.	(28,050)	(2,187,339)	(47.4)
j2 Global, Inc.	(1,726)	(237,411)	(5.1)

		(2,424,750)

Total Reference Entity — Short		(57,503,587)

Net Value of Reference Entity — Merrill Lynch International		$4,618,023

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Airlines
Delta Air Lines, Inc.	88,456	$3,826,607	144.5%

Chemicals
Olin Corp.	37,199	1,720,826	65.0

Communications Equipment
Cisco Systems, Inc.	98,830	5,237,990	197.8

Consumer Finance
American Express Co.	22,042	3,642,000	137.5

Containers & Packaging
Packaging Corp. of America	24,686	3,342,978	126.2

Electric Utilities
Exelon Corp.	14,246	631,240	23.9
FirstEnergy Corp.	100,563	3,741,949	141.3

		4,373,189

Health Care Equipment & Supplies
Baxter International, Inc.	30,257	2,435,688	92.0

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
DaVita, Inc.	10,051	$1,210,442	45.7%

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	4,714	643,555	24.3
McDonald’s Corp.	1,459	337,015	12.7

		980,570

Household Durables
Lennar Corp., Class A	13,006	1,292,146	48.8
Toll Brothers, Inc.	15,117	873,914	33.0

		2,166,060

Insurance
American International Group, Inc.	20,255	964,138	36.4
Loews Corp.	26,605	1,453,963	54.9

		2,418,101

IT Services
DXC Technology Co.	104,510	4,069,619	153.7

Machinery
Caterpillar, Inc.	1,403	305,335	11.5

Metals & Mining
United States Steel Corp.	29,753	714,072	27.0

Multi-line Retail
Target Corp.	4,429	1,070,666	40.4

Oil, Gas & Consumable Fuels
APA Corp.	12,400	268,212	10.1

Pharmaceuticals
Bristol-Myers Squibb Co.	11,235	750,723	28.3
Pfizer, Inc.	197,850	7,747,806	292.6

		8,498,529

Road & Rail
CSX Corp.	56,751	1,820,572	68.7
Ryder System, Inc.	23,079	1,715,462	64.8

		3,536,034

Specialty Retail
Home Depot, Inc.	19,110	6,093,988	230.1
L Brands, Inc.	16,513	1,189,927	45.0

		7,283,915

Technology Hardware, Storage & Peripherals
HP, Inc.	10,485	316,542	12.0

Tobacco
Altria Group, Inc.	93,195	4,443,538	167.8

Total Reference Entity — Long		61,860,913

Reference Entity — Short

Common Stocks

Aerospace & Defense
TransDigm Group, Inc.	(2,944)	(1,905,622)	(72.0)

Airlines
American Airlines Group, Inc.	(105,820)	(2,244,442)	(84.7)
Southwest Airlines Co.	(39,099)	(2,075,766)	(78.4)

		(4,320,208)

Security	Shares	Value	% of Basket Value

Chemicals
Ashland Global Holdings, Inc.	(16,192)	$(1,416,800)	(53.5)%
Sherwin-Williams Co.	(1,714)	(466,979)	(17.6)

		(1,883,779)

Consumer Finance
Navient Corp.	(81,181)	(1,569,229)	(59.2)
OneMain Holdings, Inc.	(124,864)	(7,480,602)	(282.5)

		(9,049,831)

Containers & Packaging
Ball Corp.	(2,500)	(202,550)	(7.7)
Sealed Air Corp.	(22,412)	(1,327,911)	(50.1)

		(1,530,461)

Diversified Telecommunication Services
Verizon Communications, Inc.	(34,568)	(1,936,845)	(73.1)

Electric Utilities
Southern Co.	(8,165)	(494,064)	(18.7)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(30,759)	(1,301,721)	(49.2)

Food & Staples Retailing
Kroger Co.	(21,510)	(824,048)	(31.1)

Food Products
Conagra Brands, Inc.	(53,612)	(1,950,405)	(73.7)
Lamb Weston Holdings, Inc.	(10,702)	(863,223)	(32.6)
Mondelez International, Inc., Class A	(4,627)	(288,910)	(10.9)

		(3,102,538)

Health Care Equipment & Supplies
Boston Scientific Corp.	(58,098)	(2,484,271)	(93.8)

Health Care Providers & Services
Universal Health Services, Inc., Class B	(4,026)	(589,527)	(22.3)

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	(57,581)	(6,623,542)	(250.1)

Household Durables
MDC Holdings, Inc.	(3,373)	(170,674)	(6.4)

Household Products
Procter & Gamble Co.	(37,562)	(5,068,241)	(191.4)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(17,099)	(317,187)	(12.0)

Insurance
Prudential Financial, Inc.	(2,924)	(299,622)	(11.3)

Metals & Mining
Freeport-McMoRan, Inc.	(33,639)	(1,248,343)	(47.1)
Teck Resources Ltd., Class B	(44,773)	(1,031,570)	(39.0)

		(2,279,913)

Multi-line Retail
Nordstrom, Inc.	(56,509)	(2,066,534)	(78.0)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(33,800)	(1,226,264)	(46.3)
Pioneer Natural Resources Co.	(19,555)	(3,178,079)	(120.0)
TC Energy Corp.	(8,281)	(410,075)	(15.5)

		(4,814,418)

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bausch Health Cos., Inc.	(22,472)	$(658,879)	(24.9)%

Road & Rail
Union Pacific Corp.	(3,570)	(785,150)	(29.7)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(15,991)	(1,502,035)	(56.7)
Amkor Technology, Inc.	(28,412)	(672,512)	(25.4)

		(2,174,547)

Specialty Retail
Best Buy Co., Inc.	(20,130)	(2,314,547)	(87.4)
Lowe’s Cos., Inc.	(7,572)	(1,468,741)	(55.5)

		(3,783,288)

Thrifts & Mortgage Finance
Radian Group, Inc.	(33,612)	(747,867)	(28.2)

Total Reference Entity — Short		(59,212,777)

Net Value of Reference Entity — Merrill Lynch International		$2,648,136

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	11,271	$2,121,878	6.6%
Howmet Aerospace, Inc.	233,859	8,061,120	25.1
Huntington Ingalls Industries, Inc.	18,040	3,801,930	11.9

		13,984,928

Auto Components
Aptiv PLC	39,946	6,284,704	19.6
Magna International, Inc.	143,063	13,253,356	41.4

		19,538,060

Automobiles
Harley-Davidson, Inc.	123,077	5,639,388	17.6

Beverages
PepsiCo, Inc.	21,232	3,145,945	9.8

Biotechnology
Amgen, Inc.	17,729	4,321,444	13.5
Gilead Sciences, Inc.	140,015	9,641,433	30.1

		13,962,877

Building Products
Lennox International, Inc.	23,186	8,133,649	25.4
Trane Technologies PLC	10,333	1,902,718	5.9

		10,036,367

Capital Markets
Raymond James Financial, Inc.	2,115	274,739	0.9

Chemicals
DuPont de Nemours, Inc.	37,324	2,889,251	9.0
LyondellBasell Industries NV, Class A	51,418	5,289,370	16.5

Security	Shares	Value	% of Basket Value

Chemicals (continued)
Nutrien Ltd.	81,718	$4,952,928	15.5%
Olin Corp.	10,829	500,949	1.6
Westlake Chemical Corp.	76,903	6,928,191	21.6

		20,560,689

Construction & Engineering
AECOM	145,505	9,213,377	28.7

Construction Materials
Vulcan Materials Co.	62,926	10,953,529	34.2

Consumer Finance
American Express Co.	81,066	13,394,535	41.8
Discover Financial Services	11,303	1,337,032	4.2
Synchrony Financial	83,353	4,044,288	12.6

		18,775,855

Containers & Packaging
Crown Holdings, Inc.	66,724	6,819,860	21.3
Packaging Corp. of America	62,516	8,465,917	26.4

		15,285,777

Diversified Consumer Services
H&R Block, Inc.	152,049	3,570,111	11.1

Diversified Financial Services
Equitable Holdings, Inc.	238,075	7,249,384	22.6
Voya Financial, Inc.	231,016	14,207,484	44.4

		21,456,868

Diversified Telecommunication Services
AT&T, Inc.	307,171	8,840,381	27.6

Electric Utilities
Pinnacle West Capital Corp.	17,190	1,409,064	4.4
Southern Co.	122,697	7,424,396	23.2

		8,833,460

Electrical Equipment
Emerson Electric Co.	62,310	5,996,714	18.7

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	53,511	6,091,157	19.0
CDW Corp.	45,118	7,879,859	24.6
Flex Ltd.	82,978	1,482,817	4.6

		15,453,833

Energy Equipment & Services
Transocean Ltd.	157,601	712,357	2.2

Entertainment
Activision Blizzard, Inc.	96,392	9,199,652	28.7
Netflix, Inc.	2,614	1,380,741	4.3

		10,580,393

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	435,521	9,969,076	31.1
Federal Realty Investment Trust	11,598	1,358,937	4.2
Kimco Realty Corp.	548,842	11,443,356	35.7
Ventas, Inc.	225,324	12,866,000	40.2

		35,637,369

Food & Staples Retailing
Sysco Corp.	169,744	13,197,596	41.2

Food Products
Bunge Ltd.	7,750	605,662	1.9

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products (continued)
Hershey Co.	39,117	$6,813,399	21.3%
Kellogg Co.	2,314	148,860	0.5
Kraft Heinz Co.	192,914	7,867,033	24.5

		15,434,954

Health Care Equipment & Supplies
Abbott Laboratories	99,563	11,542,339	36.0
Hologic, Inc.	172,029	11,477,775	35.8
Stryker Corp.	6,939	1,802,266	5.6
Zimmer Biomet Holdings, Inc.	64,748	10,412,773	32.5

		35,235,153

Health Care Providers & Services
Cardinal Health, Inc.	216,337	12,350,679	38.5
Cigna Corp.	18,365	4,353,791	13.6
Encompass Health Corp.	51,152	3,991,391	12.5
HCA Healthcare, Inc.	22,827	4,719,254	14.7
Laboratory Corp. of America Holdings	51,673	14,253,997	44.5
McKesson Corp.	52,347	10,010,840	31.2
Molina Healthcare, Inc.	2,006	507,638	1.6

		50,187,590

Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	46,546	5,692,576	17.8

Household Durables
D.R. Horton, Inc.	43,428	3,924,588	12.3
Meritage Homes Corp.	42,435	3,992,285	12.5
Mohawk Industries, Inc.	24,064	4,624,860	14.4
Newell Brands, Inc.	429,401	11,795,645	36.8
Toll Brothers, Inc.	104,117	6,019,004	18.8
Whirlpool Corp.	22,843	4,980,231	15.5

		35,336,613

Household Products
Clorox Co.	59,914	10,779,128	33.6
Procter & Gamble Co.	74,116	10,000,472	31.2

		20,779,600

Industrial Conglomerates
3M Co.	8,322	1,652,999	5.1
Carlisle Cos., Inc.	43,019	8,232,976	25.7

		9,885,975

Insurance
Aflac, Inc.	21,398	1,148,217	3.6
Aon PLC, Class A	5,985	1,428,978	4.5
Manulife Financial Corp.	63,981	1,260,426	3.9

		3,837,621

IT Services
Western Union Co.	340,221	7,814,876	24.4

Leisure Products
Mattel, Inc.	290,017	5,829,342	18.2

Machinery
Caterpillar, Inc.	6,923	1,506,653	4.7
Deere & Co.	28,495	10,050,471	31.3
Fortive Corp.	172,154	12,006,020	37.5
Illinois Tool Works, Inc.	28,186	6,301,262	19.7
Parker-Hannifin Corp.	40,342	12,389,432	38.6

		42,253,838

Media
AMC Networks, Inc., Class A	84,962	5,675,462	17.7

Security	Shares	Value	% of Basket Value

Media (continued)
Nexstar Media Group, Inc., Class A	56,249	$8,318,102	26.0%
Omnicom Group, Inc.	164,255	13,138,757	41.0
ViacomCBS, Inc., Class B	112,409	5,080,887	15.8

		32,213,208

Metals & Mining
Reliance Steel & Aluminum Co.	44,649	6,737,534	21.0

Multi-line Retail
Dollar Tree, Inc.	45,567	4,533,916	14.1
Macy’s, Inc.	286,901	5,439,643	17.0

		9,973,559

Multi-Utilities
CMS Energy Corp.	179,010	10,575,911	33.0
Dominion Energy, Inc.	47,334	3,482,362	10.9
DTE Energy Co.	20,807	2,696,587	8.4
Public Service Enterprise Group, Inc.	7,301	436,162	1.3

		17,191,022

Oil, Gas & Consumable Fuels
Antero Midstream Corp.	1,435,608	14,915,967	46.5
Antero Resources Corp.	115,532	1,736,446	5.4
APA Corp.	315,952	6,834,042	21.3
Canadian Natural Resources Ltd.	96,344	3,495,360	10.9
Continental Resources, Inc.	10,795	410,534	1.3
EQT Corp.	53,009	1,179,980	3.7
Exxon Mobil Corp.	96,262	6,072,207	19.0
HollyFrontier Corp.	14,024	461,390	1.4
Marathon Oil Corp.	84,948	1,156,992	3.6
Marathon Petroleum Corp.	80,135	4,841,757	15.1
Murphy Oil Corp.	245,715	5,720,245	17.9
ONEOK, Inc.	15,092	839,719	2.6
Ovintiv, Inc.	468,980	14,758,800	46.1
Range Resources Corp.	40,445	677,858	2.1
SM Energy Co.	88,898	2,189,558	6.8
Targa Resources Corp.	4,834	214,871	0.7
Valero Energy Corp.	2,373	185,284	0.6

		65,691,010

Paper & Forest Products
Louisiana-Pacific Corp.	112,058	6,755,977	21.1

Pharmaceuticals
Bristol-Myers Squibb Co.	117,997	7,884,560	24.6

Professional Services
Booz Allen Hamilton Holding Corp.	29,199	2,487,171	7.8
Equifax, Inc.	2,022	484,289	1.5

		2,971,460

Road & Rail
JB Hunt Transport Services, Inc.	83,153	13,549,781	42.3
Union Pacific Corp.	233	51,244	0.1

		13,601,025

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	65,970	11,357,395	35.5
Applied Materials, Inc.	16,508	2,350,739	7.3
KLA Corp.	855	277,200	0.9
Qualcomm, Inc.	1,203	171,945	0.5

		14,157,279

Specialty Retail
AutoNation, Inc.	105,647	10,016,392	31.3
AutoZone, Inc.	7,105	10,602,223	33.1

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
L Brands, Inc.	218,449	$15,741,435	49.1%
O’Reilly Automotive, Inc.	11,956	6,769,607	21.1
Ross Stores, Inc.	91,237	11,313,388	35.3

		54,443,045

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	343,203	5,003,900	15.6
HP, Inc.	268,228	8,097,803	25.3
NetApp, Inc.	127,829	10,458,969	32.6
Western Digital Corp.	127,986	9,108,763	28.4

		32,669,435

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	295,465	12,846,818	40.1
Under Armour, Inc., Class A	136,306	2,882,872	9.0
VF Corp.	4,221	346,291	1.1

		16,075,981

Trading Companies & Distributors
W.W. Grainger, Inc.	20,193	8,844,534	27.6

Water Utilities
American Water Works Co., Inc.	517	79,685	0.2

Total Reference Entity — Long		787,228,065

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(56,245)	(13,474,052)	(42.0)
Raytheon Technologies Corp.	(162,499)	(13,862,790)	(43.3)
Spirit AeroSystems Holdings, Inc., Class A	(157,190)	(7,417,796)	(23.2)
TransDigm Group, Inc.	(6,409)	(4,148,482)	(12.9)

		(38,903,120)

Airlines
Southwest Airlines Co.	(116,894)	(6,205,902)	(19.4)

Auto Components
BorgWarner, Inc.	(205,504)	(9,975,164)	(31.1)

Biotechnology
Regeneron Pharmaceuticals, Inc.	(10,051)	(5,613,886)	(17.5)

Building Products
Builders FirstSource, Inc.	(313,341)	(13,367,127)	(41.7)
Carrier Global Corp.	(305,681)	(14,856,097)	(46.4)

		(28,223,224)

Capital Markets
Brookfield Asset Management, Inc.	(1,903)	(98,994)	(0.3)
Brookfield Asset Management, Inc.	(275,961)	(14,068,492)	(43.9)
Nasdaq, Inc.	(70,832)	(12,452,265)	(38.9)

		(26,619,751)

Chemicals
Air Products & Chemicals, Inc.	(30,535)	(8,784,309)	(27.4)
CF Industries Holdings, Inc.	(12,128)	(623,986)	(2.0)
Dow, Inc.	(44,128)	(2,792,420)	(8.7)
International Flavors & Fragrances, Inc.	(10,163)	(1,518,352)	(4.7)
Scotts Miracle-Gro Co.	(247)	(47,404)	(0.2)

		(13,766,471)

Security	Shares	Value	% of Basket Value

Commercial Services & Supplies
Waste Connections, Inc.	(42,335)	$(5,056,069)	(15.8)%

Communications Equipment
Juniper Networks, Inc.	(68,859)	(1,883,294)	(5.9)
Motorola Solutions, Inc.	(45,221)	(9,806,174)	(30.6)

		(11,689,468)

Construction & Engineering
Quanta Services, Inc.	(34,236)	(3,100,755)	(9.7)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(825,024)	(11,212,076)	(35.0)

Electric Utilities
Edison International	(158,831)	(9,183,608)	(28.7)
NRG Energy, Inc.	(269,469)	(10,859,601)	(33.9)
PG&E Corp.	(1,054,092)	(10,720,116)	(33.4)

		(30,763,325)

Electrical Equipment
Sensata Technologies Holding PLC	(39,533)	(2,291,728)	(7.1)

Energy Equipment & Services
Baker Hughes Co.	(624,542)	(14,283,275)	(44.5)
NOV, Inc.	(453,474)	(6,947,222)	(21.7)

		(21,230,497)

Entertainment
Live Nation Entertainment, Inc.	(81,315)	(7,122,381)	(22.2)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(48,249)	(8,778,423)	(27.4)
American Tower Corp.	(28,792)	(7,777,871)	(24.3)
AvalonBay Communities, Inc.	(24,154)	(5,040,698)	(15.7)
Camden Property Trust	(20,733)	(2,750,647)	(8.6)
Crown Castle International Corp.	(39,181)	(7,644,213)	(23.9)
Digital Realty Trust, Inc.	(35,343)	(5,317,708)	(16.6)
Equinix, Inc.	(14,710)	(11,806,246)	(36.8)
Equity Residential	(13,329)	(1,026,333)	(3.2)
Host Hotels & Resorts, Inc.	(183,057)	(3,128,444)	(9.8)
Iron Mountain, Inc.	(160,402)	(6,788,213)	(21.2)
Medical Properties Trust, Inc.	(520,989)	(10,471,879)	(32.7)
Prologis, Inc.	(72,710)	(8,691,026)	(27.1)
Public Storage	(987)	(296,781)	(0.9)
Realty Income Corp.	(137,110)	(9,150,722)	(28.6)
SBA Communications Corp.	(1,738)	(553,901)	(1.7)
VICI Properties, Inc.	(306,311)	(9,501,767)	(29.6)
Welltower, Inc.	(6,991)	(580,952)	(1.8)

		(99,305,824)

Food & Staples Retailing
US Foods Holding Corp.	(23,374)	(896,627)	(2.8)

Health Care Equipment & Supplies
Boston Scientific Corp.	(104,814)	(4,481,846)	(14.0)
DENTSPLY SIRONA, Inc.	(1,549)	(97,990)	(0.3)

		(4,579,836)

Health Care Providers & Services
Anthem, Inc.	(214)	(81,705)	(0.3)
Tenet Healthcare Corp.	(110,579)	(7,407,687)	(23.1)

		(7,489,392)

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	(1,267)	$(77,908)	(0.2)%
Carnival Corp.	(322,255)	(8,494,642)	(26.5)
Darden Restaurants, Inc.	(452)	(65,987)	(0.2)
Hilton Worldwide Holdings, Inc.	(51,946)	(6,265,726)	(19.5)
Hyatt Hotels Corp., Class A	(43,251)	(3,358,008)	(10.5)
MGM Resorts International	(2,747)	(117,160)	(0.4)

		(18,379,431)

Household Durables
KB Home	(147,040)	(5,987,469)	(18.7)
NVR, Inc.	(844)	(4,197,465)	(13.1)

		(10,184,934)

Industrial Conglomerates
Honeywell International, Inc.	(21,803)	(4,782,488)	(14.9)
Roper Technologies, Inc.	(15,986)	(7,516,617)	(23.5)

		(12,299,105)

Insurance
Brown & Brown, Inc.	(92,537)	(4,917,416)	(15.3)
Marsh & McLennan Cos., Inc.	(58,692)	(8,256,791)	(25.8)
MetLife, Inc.	(846)	(50,633)	(0.2)
Progressive Corp.	(82,913)	(8,142,886)	(25.4)

		(21,367,726)

Interactive Media & Services
Match Group, Inc.	(101,912)	(16,433,310)	(51.3)
Twitter, Inc.	(148,450)	(10,214,844)	(31.8)

		(26,648,154)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(674)	(2,318,668)	(7.2)

IT Services
Broadridge Financial Solutions, Inc.	(10,845)	(1,751,793)	(5.5)
Fidelity National Information Services, Inc.	(39,037)	(5,530,372)	(17.2)
Fiserv, Inc.	(61,637)	(6,588,379)	(20.6)
Gartner, Inc.	(193)	(46,745)	(0.1)
GoDaddy, Inc., Class A	(35,236)	(3,064,122)	(9.6)
International Business Machines Corp.	(661)	(96,896)	(0.3)

		(17,078,307)

Life Sciences Tools & Services
Avantor, Inc.	(199,257)	(7,075,616)	(22.1)
Charles River Laboratories International, Inc.	(20,364)	(7,533,051)	(23.5)
Syneos Health, Inc.	(41,384)	(3,703,454)	(11.5)

		(18,312,121)

Machinery
IDEX Corp.	(32,945)	(7,249,547)	(22.6)
Stanley Black & Decker, Inc.	(34,256)	(7,022,138)	(21.9)

		(14,271,685)

Media
Charter Communications, Inc., Class A	(4,003)	(2,887,964)	(9.0)
Comcast Corp., Class A	(140,796)	(8,028,188)	(25.0)
DISH Network Corp., Class A	(387,616)	(16,202,349)	(50.6)

		(27,118,501)

Metals & Mining
Freeport-McMoRan, Inc.	(245,246)	(9,101,079)	(28.4)

Security	Shares	Value	% of Basket Value

Metals & Mining (continued)
Teck Resources Ltd., Class B	(465,873)	$(10,733,714)	(33.5)%
United States Steel Corp.	(2,718)	(65,232)	(0.2)

		(19,900,025)

Multi-line Retail
Dollar General Corp.	(20,479)	(4,431,451)	(13.8)
Nordstrom, Inc.	(366,367)	(13,398,041)	(41.8)

		(17,829,492)

Multi-Utilities
CenterPoint Energy, Inc.	(349,602)	(8,572,241)	(26.8)
Consolidated Edison, Inc.	(954)	(68,421)	(0.2)

		(8,640,662)

Oil, Gas & Consumable Fuels
CNX Resources Corp.	(243,516)	(3,326,429)	(10.4)
ConocoPhillips	(254,567)	(15,503,130)	(48.4)
Devon Energy Corp.	(187,989)	(5,487,399)	(17.1)
Hess Corp.	(138,246)	(12,071,641)	(37.7)
Kinder Morgan, Inc.	(636,958)	(11,611,744)	(36.2)
PBF Energy, Inc., Class A	(73,513)	(1,124,749)	(3.5)
Phillips 66	(575)	(49,346)	(0.2)
Pioneer Natural Resources Co.	(78,696)	(12,789,674)	(39.9)
Suncor Energy, Inc.	(75,265)	(1,804,102)	(5.6)
TC Energy Corp.	(235,912)	(11,682,362)	(36.4)

		(75,450,576)

Personal Products
Coty, Inc., Class A	(35,338)	(330,057)	(1.0)
Estee Lauder Cos., Inc., Class A	(222)	(70,614)	(0.2)

		(400,671)

Pharmaceuticals
Bausch Health Cos., Inc.	(301,292)	(8,833,881)	(27.6)
Catalent, Inc.	(74,053)	(8,006,610)	(25.0)
Elanco Animal Health, Inc.	(103,071)	(3,575,533)	(11.1)
Eli Lilly & Co.	(19,402)	(4,453,147)	(13.9)
Perrigo Co. PLC	(268,696)	(12,319,712)	(38.4)

		(37,188,883)

Professional Services
Nielsen Holdings PLC	(187,172)	(4,617,533)	(14.4)

Road & Rail
Avis Budget Group, Inc.	(54,117)	(4,215,173)	(13.1)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(11,131)	(5,307,706)	(16.5)
NVIDIA Corp.	(16,733)	(13,388,073)	(41.8)

		(18,695,779)

Software
Black Knight, Inc.	(66,426)	(5,179,899)	(16.2)
j2 Global, Inc.	(72,483)	(9,970,037)	(31.1)

		(15,149,936)

Specialty Retail
Bed Bath & Beyond, Inc.	(59,485)	(1,980,256)	(6.2)
Best Buy Co., Inc.	(51,582)	(5,930,898)	(18.5)
Lowe’s Cos., Inc.	(25,047)	(4,858,367)	(15.2)
TJX Cos., Inc.	(1,187)	(80,027)	(0.2)
Tractor Supply Co.	(15,779)	(2,935,841)	(9.2)

		(15,785,389)

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(47,677)	$(4,751,966)	(14.8)%
NCR Corp.	(157,749)	(7,194,932)	(22.5)

		(11,946,898)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(489,358)	(6,655,269)	(20.8)

Water Utilities
Essential Utilities, Inc.	(283,269)	(12,945,393)	(40.4)

Wireless Telecommunication Services
T-Mobile US, Inc.	(25,787)	(3,734,731)	(11.7)

Total Reference Entity — Short		(755,180,538)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$32,047,527

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	16,793	$6,353,631	19.0%
Northrop Grumman Corp.	11,744	4,268,122	12.8

		10,621,753

Air Freight & Logistics
United Parcel Service, Inc., Class B	4,169	867,027	2.6

Airlines
Delta Air Lines, Inc.	299,059	12,937,293	38.7
United Airlines Holdings, Inc.	58,546	3,061,370	9.2

		15,998,663

Auto Components
Goodyear Tire & Rubber Co.	61,343	1,052,032	3.1

Automobiles
Ford Motor Co.	1,333,165	19,810,832	59.3
General Motors Co.	153,841	9,102,772	27.3

		28,913,604

Biotechnology
Amgen, Inc.	6,934	1,690,163	5.1

Building Products
Johnson Controls International PLC	238,112	16,341,627	48.9

Chemicals
Corteva, Inc.	371,427	16,472,787	49.3
Eastman Chemical Co.	36,557	4,268,030	12.8
Olin Corp.	323,162	14,949,474	44.8

		35,690,291

Security	Shares	Value	% of Basket Value

Communications Equipment
Cisco Systems, Inc.	172,016	$9,116,848	27.3%

Consumer Finance
Ally Financial, Inc.	187,364	9,338,222	28.0
American Express Co.	38,581	6,374,738	19.1

		15,712,960

Containers & Packaging
International Paper Co.	89,107	5,463,150	16.4
Packaging Corp. of America	93,083	12,605,300	37.7
Westrock Co.	141,549	7,533,238	22.6

		25,601,688

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	9,248	2,570,204	7.7

Diversified Telecommunication Services
AT&T, Inc.	122,255	3,518,499	10.5
Lumen Technologies, Inc.	544,422	7,398,695	22.2

		10,917,194

Electric Utilities
Exelon Corp.	320,365	14,195,373	42.5
FirstEnergy Corp.	93,151	3,466,149	10.4

		17,661,522

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	143,543	16,339,500	48.9

Energy Equipment & Services
Halliburton Co.	620,452	14,344,850	43.0

Entertainment
Walt Disney Co.	87,468	15,374,250	46.0

Equity Real Estate Investment Trusts (REITs)
Equity Residential	49,317	3,797,409	11.4
Simon Property Group, Inc.	54,776	7,147,173	21.4
Weyerhaeuser Co.	173,762	5,980,888	17.9

		16,925,470

Food & Staples Retailing
Walmart, Inc.	52,299	7,375,205	22.1

Food Products
Kraft Heinz Co.	147,920	6,032,177	18.1
Tyson Foods, Inc., Class A	5,926	437,102	1.3

		6,469,279

Health Care Equipment & Supplies
Baxter International, Inc.	80,881	6,510,921	19.5

Health Care Providers & Services
Cardinal Health, Inc.	155,263	8,863,965	26.5
CVS Health Corp.	201,419	16,806,401	50.3
DaVita, Inc.	100,519	12,105,503	36.3
HCA Healthcare, Inc.	23,913	4,943,774	14.8
McKesson Corp.	55,920	10,694,141	32.0
Tenet Healthcare Corp.	40,139	2,688,911	8.1

		56,102,695

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	47,226	$6,894,524	20.7%
Marriott International, Inc., Class A	27,508	3,755,392	11.2
McDonald’s Corp.	67,413	15,571,729	46.6
MGM Resorts International	119,767	5,108,062	15.3

		31,329,707

Household Durables
D.R. Horton, Inc.	36,321	3,282,329	9.8
Lennar Corp., Class A	61,078	6,068,099	18.2
Newell Brands, Inc.	363,572	9,987,323	29.9
Toll Brothers, Inc.	260,819	15,077,946	45.2
Whirlpool Corp.	6,738	1,469,019	4.4

		35,884,716

Independent Power and Renewable Electricity Producers
AES Corp.	341,250	8,896,388	26.6

Industrial Conglomerates
General Electric Co.	607,264	8,173,774	24.5
Honeywell International, Inc.	8,298	1,820,166	5.4

		9,993,940

Insurance
Allstate Corp.	128,612	16,776,149	50.3
American International Group, Inc.	162,282	7,724,623	23.1
Hartford Financial Services Group, Inc.	298,643	18,506,907	55.4
Loews Corp.	230,410	12,591,906	37.7
Marsh & McLennan Cos., Inc.	9,801	1,378,805	4.1
MetLife, Inc.	40,254	2,409,202	7.2

		59,387,592

IT Services
DXC Technology Co.	157,596	6,136,788	18.4
International Business Machines Corp.	1,220	178,840	0.5

		6,315,628

Machinery
Caterpillar, Inc.	48,706	10,599,887	31.8
Deere & Co.	29,748	10,492,417	31.4

		21,092,304

Media
Omnicom Group, Inc.	203,723	16,295,803	48.8
ViacomCBS, Inc., Class B	73,957	3,342,856	10.0

		19,638,659

Metals & Mining
Barrick Gold Corp.	338,729	7,004,916	21.0
Newmont Corp.	241,813	15,326,108	45.9
United States Steel Corp.	341,273	8,190,552	24.5

		30,521,576

Multi-line Retail
Kohl’s Corp.	113,397	6,249,309	18.7
Target Corp.	69,556	16,814,467	50.4

		23,063,776

Oil, Gas & Consumable Fuels
APA Corp.	218,023	4,715,837	14.1
Kinder Morgan, Inc.	31,756	578,912	1.7
Murphy Oil Corp.	404,159	9,408,821	28.2
Occidental Petroleum Corp.	477,974	14,946,247	44.7

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	583,766	$18,371,116	55.0%
Valero Energy Corp.	81,558	6,368,049	19.1
Williams Cos., Inc.	339,214	9,006,132	27.0

		63,395,114

Pharmaceuticals
Bristol-Myers Squibb Co.	286,904	19,170,925	57.4
Johnson & Johnson	46,555	7,669,471	23.0
Pfizer, Inc.	88,644	3,471,299	10.4

		30,311,695

Road & Rail
CSX Corp.	273,537	8,775,067	26.3
Norfolk Southern Corp.	53,277	14,140,249	42.3
Ryder System, Inc.	175,977	13,080,370	39.2

		35,995,686

Specialty Retail
AutoZone, Inc.	4,002	5,971,865	17.9
Home Depot, Inc.	43,878	13,992,255	41.9
L Brands, Inc.	308,087	22,200,749	66.5

		42,164,869

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	146,923	14,643,815	43.9
HP, Inc.	595,379	17,974,492	53.8

		32,618,307

Tobacco
Altria Group, Inc.	294,149	14,025,024	42.0

Total Reference Entity — Long		796,832,727

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.,	(47,307)	(11,332,865)	(33.9)
Howmet Aerospace, Inc.,	(390,792)	(13,470,600)	(40.3)
TransDigm Group, Inc.,	(22,569)	(14,608,688)	(43.8)

		(39,412,153)

Airlines
Southwest Airlines Co.,	(133,786)	(7,102,699)	(21.3)

Automobiles
Tesla, Inc.,	(23,933)	(16,267,260)	(48.7)

Chemicals
Ashland Global Holdings, Inc.,	(31,711)	(2,774,713)	(8.3)
Dow, Inc.,	(135,819)	(8,594,626)	(25.7)
Sherwin-Williams Co.,	(51,411)	(14,006,927)	(42.0)

		(25,376,266)

Communications Equipment
Motorola Solutions, Inc.,	(39,574)	(8,581,622)	(25.7)

Consumer Finance
Navient Corp.,	(665,565)	(12,865,372)	(38.5)
OneMain Holdings, Inc.,	(157,451)	(9,432,889)	(28.3)

		(22,298,261)

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Containers & Packaging
Ball Corp.,	(153,691)	$(12,452,045)	(37.3)%
Sealed Air Corp.,	(145,155)	(8,600,434)	(25.8)

		(21,052,479)

Diversified Telecommunication Services
Verizon Communications, Inc.,	(227,663)	(12,755,958)	(38.2)

Electric Utilities
NRG Energy, Inc.,	(386,526)	(15,576,998)	(46.6)
Southern Co.,	(282,386)	(17,087,177)	(51.2)

		(32,664,175)

Entertainment
Netflix, Inc.,	(21,143)	(11,167,944)	(33.4)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.,	(1,006,562)	(17,202,145)	(51.5)
Iron Mountain, Inc.,	(172,489)	(7,299,734)	(21.9)

		(24,501,879)

Food & Staples Retailing
Kroger Co.,	(174,139)	(6,671,265)	(20.0)

Food Products
Campbell Soup Co.,	(267,643)	(12,201,844)	(36.5)
Conagra Brands, Inc.,	(299,875)	(10,909,452)	(32.7)
General Mills, Inc.,	(67,149)	(4,091,389)	(12.3)
Lamb Weston Holdings, Inc.,	(221,007)	(17,826,425)	(53.4)
Mondelez International, Inc., Class A,	(252,932)	(15,793,074)	(47.3)

		(60,822,184)

Health Care Equipment & Supplies
Boston Scientific Corp.,	(217,187)	(9,286,916)	(27.8)

Health Care Providers & Services
Quest Diagnostics, Inc.,	(55,983)	(7,388,077)	(22.1)
UnitedHealth Group, Inc.,	(26,002)	(10,412,241)	(31.2)
Universal Health Services, Inc., Class B,	(48,154)	(7,051,190)	(21.1)

		(24,851,508)

Hotels, Restaurants & Leisure
Aramark,	(349,519)	(13,019,583)	(39.0)
Boyd Gaming Corp.,	(235,322)	(14,469,950)	(43.3)
Expedia Group, Inc.,	(67,996)	(11,131,625)	(33.4)
Royal Caribbean Cruises Ltd.,	(208,788)	(17,805,440)	(53.3)
Yum! Brands, Inc.,	(48,424)	(5,570,213)	(16.7)

		(61,996,811)

Household Durables
MDC Holdings, Inc.,	(265,565)	(13,437,589)	(40.2)
PulteGroup, Inc.,	(122,378)	(6,678,167)	(20.0)

		(20,115,756)

Household Products
Procter & Gamble Co.,	(105,451)	(14,228,503)	(42.6)

Independent Power and Renewable Electricity Producers
Vistra Corp.,	(180,221)	(3,343,100)	(10.0)

Insurance
Lincoln National Corp.,	(216,185)	(13,585,065)	(40.7)
Prudential Financial, Inc.,	(134,710)	(13,803,734)	(41.3)

		(27,388,799)

Security	Shares	Value	% of Basket Value

Media
Altice USA, Inc., Class A,	(519,453)	$(17,734,125)	(53.1)%
Charter Communications, Inc., Class A,	(22,047)	(15,905,808)	(47.6)
Comcast Corp., Class A,	(124,379)	(7,092,091)	(21.2)
DISH Network Corp., Class A,	(461,327)	(19,283,469)	(57.8)

		(60,015,493)

Metals & Mining
Freeport-McMoRan, Inc.,	(421,868)	(15,655,521)	(46.9)
Teck Resources Ltd.,	(928,725)	(21,397,824)	(64.1)

		(37,053,345)

Multi-line Retail
Nordstrom, Inc.,	(239,461)	(8,757,089)	(26.2)

Multi-Utilities
Dominion Energy, Inc.,	(80,053)	(5,889,499)	(17.7)
Sempra Energy,	(49,712)	(6,585,846)	(19.7)

		(12,475,345)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.,	(479,847)	(17,408,849)	(52.1)
Devon Energy Corp.,	(14,142)	(412,805)	(1.3)
Enbridge, Inc.,	(249,563)	(9,992,503)	(29.9)
Hess Corp.,	(200,394)	(17,498,404)	(52.4)
Pioneer Natural Resources Co.,	(74,363)	(12,085,475)	(36.2)
Targa Resources Corp.,	(136,082)	(6,048,845)	(18.1)
TC Energy Corp.,	(228,462)	(11,313,438)	(33.9)

		(74,760,319)

Pharmaceuticals
Bausch Health Cos., Inc.,	(339,613)	(9,957,453)	(29.8)

Road & Rail
Union Pacific Corp.,	(13,731)	(3,019,859)	(9.0)

Semiconductors & Semiconductor
Equipment
Advanced Micro Devices, Inc.,	(130,652)	(12,272,142)	(36.8)
Amkor Technology, Inc.,	(263,974)	(6,248,265)	(18.7)

		(18,520,407)

Specialty Retail
Best Buy Co., Inc.,	(69,276)	(7,965,354)	(23.9)
Gap, Inc.,	(12,998)	(437,383)	(1.3)
Lowe’s Cos., Inc.,	(82,035)	(15,912,329)	(47.6)

		(24,315,066)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.,	(499,011)	(11,721,768)	(35.1)

Thrifts & Mortgage Finance
MGIC Investment Corp.,	(582,615)	(7,923,564)	(23.7)
Radian Group, Inc.,	(601,494)	(13,383,241)	(40.1)

		(21,306,805)

Trading Companies & Distributors
United Rentals, Inc.,	(50,826)	(16,214,002)	(48.6)

Wireless Telecommunication Services
T-Mobile US, Inc.,	(106,600)	(15,438,878)	(46.2)

Total Reference Entity — Short		(763,441,367)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$33,391,360

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$58,593	$(60,416)	$2,457,428	$(2,193,981)
OTC Swaps	—	—	20,968,629	(869,977)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$17,040,858	$—	$17,040,858
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	162,341	—	—	162,341
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,457,428	—	2,457,428
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	20,968,629	—	—	—	20,968,629

	$—	$—	$20,968,629	$162,341	$19,498,286	$—	$40,629,256

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,165,866	$—	$7,232,307	$—	$9,398,173
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,193,981	—	2,193,981
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	255,421	—	614,556	—	869,977

	$—	$—	$2,421,287	$—	$10,040,844	$—	$12,462,131

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,650,947	$—	$(1,161,194)	$—	$10,489,753
Forward foreign currency exchange contracts	—	—	—	(110,317)	—	—	(110,317)
Swaps	—	410,658	90,478,246	—	(1,447,477)	—	89,441,427

	$—	$410,658	$102,129,193	$(110,317)	$(2,608,671)	$—	$99,820,863

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,165,866)	$—	$9,082,917	$—	$6,917,051
Forward foreign currency exchange contracts	—	—	—	175,396	—	—	175,396
Swaps	—	—	36,069,382	—	47,772	—	36,117,154

	$—	$—	$33,903,516	$175,396	$9,130,689	$—	$43,209,601

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,348,692,006
Average notional value of contracts — short	$1,357,736,978
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$9,112,148
Average amounts sold — in USD	$—	(a)
Credit default swaps
Average notional value — sell protection	$—	(a)
Interest rate swaps
Average notional value — pays fixed rate	$795,613,411
Average notional value — receives fixed rate	$630,460,037
Total return swaps
Average notional value	$28,794,308

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$3,468,466	$1,179,677
Forward foreign currency exchange contracts	162,341	—
Swaps — centrally cleared	—	175,843
Swaps — OTC(a)	20,968,629	869,977

Total derivative assets and liabilities in the Statements of Assets and Liabilities	24,599,436	2,225,497

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,468,466)	(1,355,520)

Total derivative assets and liabilities subject to an MNA	$21,130,970	$869,977

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)
Barclays Bank PLC	$7,822,395	$—	$—	$(1,570,000)	$6,252,395
Citibank N.A.	2,662	—	—	—	2,662
Merrill Lynch International	241,971	(241,971)	—	—	—
Morgan Stanley & Co. International PLC	13,063,907	(225,649)	—	(1,150,000)	11,688,258
State Street Bank and Trust Co.	35	—	—	—	35

	$21,130,970	$(467,620)	$—	$(2,720,000)	$17,943,350

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Systematic Multi-Strategy Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (e)	Net Amount of Derivative Liabilities	(f)
Bank of America N.A.	$247,247	$—	$—	$(170,000)	$77,247
JPMorgan Chase Bank N.A.	141,660	—	—	(141,660)	—
Merrill Lynch International	255,421	(241,971)	—	(13,450)	—
Morgan Stanley & Co. International PLC	225,649	(225,649)	—	—	—

	$869,977	$(467,620)	$—	$(325,110)	$77,247

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$110,426,769	$—	$110,426,769
Common Stocks	478,729,219	—	—	478,729,219
Corporate Bonds	—	2,286,159,780	—	2,286,159,780
Investment Companies	150,051,611	—	—	150,051,611
Non-Agency Mortgage-Backed Securities	—	617,750,374	—	617,750,374
Preferred Securities
Capital Trust	—	242,346	—	242,346
U.S. Government Sponsored Agency Securities	—	3,274,285,738	—	3,274,285,738
U.S. Treasury Obligations	—	20,130,851	—	20,130,851
Short-Term Securities
Money Market Funds	1,108,137,639	—	—	1,108,137,639
Liabilities
Investments
TBA Sale Commitments	—	(1,094,013,150)	—	(1,094,013,150)

	$1,736,918,469	$5,214,982,708	$—	$6,951,901,177

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$20,968,629	$—	$20,968,629
Foreign Currency Exchange Contracts	—	162,341	—	162,341
Interest Rate Contracts	17,040,858	2,457,428	—	19,498,286
Liabilities
Equity Contracts	(2,165,866)	(255,421)	—	(2,421,287)
Interest Rate Contracts	(7,232,307)	(2,808,537)	—	(10,040,844)

	$7,642,685	$20,524,440	$—	$28,167,125

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) June 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Azerbaijan — 0.9%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD 224	$267,526

Brazil — 0.4%
Suzano Austria GmbH, 3.75%, 01/15/31	105	109,725

Chile — 1.5%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29	200	207,975
3.75%, 01/15/31	200	218,250

		426,225

China — 1.0%
Sinopec Group Overseas Development Ltd., 2.75%, 09/29/26	263	278,665

Kazakhstan — 0.9%
KazMunayGas National Co. JSC, 6.38%, 10/24/48	200	265,100

Malaysia — 0.8%
Petronas Capital Ltd., 3.50%, 04/21/30	200	218,928

Mexico — 3.4%
Petroleos Mexicanos 4.25%, 01/15/25	100	102,363
4.50%, 01/23/26	68	68,758
6.50%, 03/13/27	110	116,930
6.84%, 01/23/30	130	133,802
5.63%, 01/23/46	50	40,681
6.75%, 09/21/47	103	90,383
6.35%, 02/12/48	254	215,189
6.95%, 01/28/60	207	182,936

		951,042

Netherlands — 0.7%
MDGH - GMTN BV, 2.88%, 05/21/30	200	209,600

United Arab Emirates — 0.8%
DP World Crescent Ltd., 3.75%, 01/30/30	200	215,250

Venezuela(a)(b) — 0.4%
Petroleos de Venezuela SA 9.00%, 11/17/21	435	17,414
12.75%, 02/17/22	441	17,660
6.00%, 05/16/24	945	37,798
6.00%, 11/15/26	213	9,045
9.75%, 05/17/35	746	29,834

		111,751

Total Corporate Bonds — 10.8% (Cost: $3,749,528)		3,053,812

Foreign Agency Obligations

Angola — 1.5%
Angolan Government International Bond 8.25%, 05/09/28	200	208,475
9.38%, 05/08/48	210	219,358

		427,833

Argentina — 1.8%
Argentine Republic Government International Bond 1.00%, 07/09/29	144	54,695
1.75%, 07/09/30	252	90,428

Security	Par (000)	Value

Argentina (continued)
Argentine Republic Government International Bond (continued) 1.50%, 07/09/35	USD 548	$173,384
5.00%, 01/09/38	358	134,337
5.00%, 07/09/46	222	71,120

		523,964

Bahrain — 1.5%
Bahrain Government International Bond 6.75%, 09/20/29	200	219,287
5.63%, 09/30/31	200	201,975

		421,262

Brazil — 2.6%
Brazilian Government International Bond 4.63%, 01/13/28	200	216,225
3.88%, 06/12/30	310	313,061
5.00%, 01/27/45	200	202,788

		732,074

Chile — 1.4%
Chile Government International Bond, 2.55%, 01/27/32	400	408,075

China — 0.8%
China Government Bond, 2.64%, 08/13/22	CNY 100	15,463
Export-Import Bank of China, 2.63%, 03/14/22	USD 200	202,756

		218,219

Colombia — 3.1%
Colombia Government International Bond 2.63%, 03/15/23	200	204,100
4.50%, 01/28/26	200	218,287
5.63%, 02/26/44	400	452,575

		874,962

Costa Rica — 1.5%
Costa Rica Government International Bond 6.13%, 02/19/31	200	211,475
7.16%, 03/12/45	200	208,288

		419,763

Dominican Republic — 2.1%
Dominican Republic International Bond 4.50%, 01/30/30	150	153,075
6.85%, 01/27/45	250	282,703
6.50%, 02/15/48	150	163,575

		599,353

Ecuador — 1.9%
Ecuador Government International Bond 5.00%, 07/31/30(c)	135	115,805
6.90%, 07/31/30	34	28,928
1.00%, 07/31/35(c)	372	254,782
1.00%, 07/31/35	92	62,700
0.50%, 07/31/40(c)	115	71,373

		533,588

Egypt — 5.8%
Egypt Government Bond 14.05%, 07/21/22	EGP 2,180	139,330
13.77%, 01/05/24	1,300	81,754
13.56%, 01/14/30	1,650	97,747
14.66%, 10/06/30	1,680	104,941

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
Egypt Government International Bond 5.25%, 10/06/25	USD 200	$210,438
7.63%, 05/29/32	200	211,412
7.90%, 02/21/48	200	197,475
8.88%, 05/29/50	300	323,212
7.50%, 02/16/61	310	288,978

		1,655,287

El Salvador — 0.9%
El Salvador Government International Bond 5.88%, 01/30/25	78	71,955
6.38%, 01/18/27	53	47,833
7.65%, 06/15/35	140	127,750

		247,538

Gabon — 1.5%
Gabon Government International Bond, 6.95%, 06/16/25	400	433,700

Ghana — 4.6%
Ghana Government International Bond 7.63%, 05/16/29	405	409,506
8.13%, 03/26/32	200	202,787
7.88%, 02/11/35	200	196,912
Republic of Ghana Government Bonds 20.75%, 01/16/23	GHS 580	103,449
17.60%, 02/20/23	892	152,806
8.63%, 04/07/34	USD 235	241,977

		1,307,437

Guatemala — 0.8%
Guatemala Government Bond, 4.50%, 05/03/26	200	219,288

Hungary — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41	40	65,645

Indonesia — 3.7%
Indonesia Government International Bond 2.85%, 02/14/30	600	620,925
1.85%, 03/12/31	200	195,437
4.75%, 07/18/47	200	238,100

		1,054,462

Ivory Coast — 1.0%
Ivory Coast Government International Bond 5.75%, 12/31/32	78	77,657
6.13%, 06/15/33	200	211,100

		288,757

Jamaica — 0.8%
Jamaica Government International Bond, 6.75%, 04/28/28	200	233,975

Jordan — 1.7%
Jordan Government International Bond, 5.85%, 07/07/30	450	468,422

Kenya — 0.8%
Kenya Government International Bond, 7.25%, 02/28/28	200	220,600

Lebanon(a)(b) — 0.2%
Lebanon Government International Bond 6.00%, 01/27/23	60	7,474
6.65%, 04/22/24	150	18,450
6.20%, 02/26/25	140	17,045

Security	Par (000)	Value

Lebanon (continued)
Lebanon Government International Bond (continued)
6.60%, 11/27/26	USD 130	$15,990
6.65%, 02/26/30	80	9,965

		68,924

Mexico — 2.6%
Mexico Government International Bond 4.75%, 04/27/32	400	457,950
5.00%, 04/27/51	240	272,895

		730,845

Morocco — 0.7%
Morocco Government International Bond, 3.00%, 12/15/32	200	193,000

Nigeria — 3.1%
Nigeria Government International Bond 7.63%, 11/21/25	200	225,412
6.50%, 11/28/27	200	211,663
7.88%, 02/16/32	400	429,325

		866,400

Oman — 3.8%
Oman Government International Bond 5.63%, 01/17/28	200	209,437
6.00%, 08/01/29	220	234,204
6.50%, 03/08/47	200	195,100
6.75%, 01/17/48	450	447,272

		1,086,013

Pakistan — 0.7%
Pakistan Government International Bond, 6.88%, 12/05/27	200	207,288

Panama — 2.3%
Panama Government International Bond 3.88%, 03/17/28	200	219,912
3.16%, 01/23/30	200	209,600
4.50%, 04/01/56	200	226,725

		656,237

Peru — 1.5%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27	200	195,975
Peruvian Government International Bond 3.30%, 03/11/41	100	101,150
5.63%, 11/18/50	102	140,428

		437,553

Philippines — 1.4%
Philippine Government International Bond, 3.00%, 02/01/28	363	391,281

Qatar — 1.9%
Qatar Government International Bond 3.75%, 04/16/30	250	283,875
4.82%, 03/14/49	200	257,412

		541,287

Romania — 1.5%
Romanian Government International Bond 3.00%, 02/14/31	286	296,600
2.63%, 12/02/40	EUR 100	117,389

		413,989

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia — 2.5%
Russian Foreign Bond - Eurobond 4.25%, 06/23/27	USD 400	$446,275
5.25%, 06/23/47	200	251,537

		697,812

Saudi Arabia — 3.6%
Saudi Government International Bond 4.38%, 04/16/29	200	230,850
2.75%, 02/03/32	400	410,600
2.25%, 02/02/33	400	389,250

		1,030,700

Senegal — 0.7%
Senegal Government International Bond, 6.25%, 05/23/33	200	210,225

South Africa — 4.0%
Republic of South Africa Government Bond, 8.75%, 02/28/48	ZAR 4,800	284,154
Republic of South Africa Government International Bond
4.30%, 10/12/28	USD 400	413,200
4.85%, 09/30/29	200	212,163
5.88%, 06/22/30	200	228,162

		1,137,679

Sri Lanka — 1.4%
Sri Lanka Government International Bond 6.35%, 06/28/24	200	136,725
6.13%, 06/03/25	200	133,663
6.20%, 05/11/27	200	123,725

		394,113

Turkey — 2.2%
Turkey Government International Bond 5.25%, 03/13/30	200	189,600
5.95%, 01/15/31	260	254,394
5.75%, 05/11/47	200	170,975

		614,969

Ukraine — 5.9%
Ukraine Government International Bond 7.75%, 09/01/24	300	327,244
7.75%, 09/01/25	430	470,850
7.75%, 09/01/27	200	219,787
7.25%, 03/15/33	200	207,975
1.26%, 05/31/40(d)	384	454,032

		1,679,888

Security	Par (000)	Value

United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, 3.88%, 04/16/50	USD 200	$230,850

Uruguay — 1.4%
Uruguay Government International Bond 4.38%, 10/27/27	120	137,910
4.13%, 11/20/45	26	30,876
5.10%, 06/18/50	160	209,480
4.98%, 04/20/55	21	26,806

		405,072

Zambia — 0.4%
Zambia Government International Bond, 8.97%, 07/30/27(a)(b)	200	125,100

Total Foreign Agency Obligations — 82.6% (Cost: $22,659,444)		23,473,429

Total Long-Term Investments — 93.4% (Cost: $26,408,972)		26,527,241

	Shares

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	1,449,740	1,449,740

Total Short-Term Securities — 5.1% (Cost: $1,449,740)		1,449,740

Total Investments — 98.5% (Cost: $27,858,712)		27,976,981

Other Assets Less Liabilities — 1.5%		438,456

Net Assets — 100.0%		$28,415,437

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,056,253	$393,487	(a)	$—	$—	$—	$1,449,740	1,449,740	$139	$—

(a)	Represents net amount purchased (sold).

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
30-Year Euro Buxl Bond	3	09/08/21	$723	$(11,528)
U.S. Long Bond	23	09/21/21	3,693	(78,105)

				$(89,633)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	600,015	USD	119,368	Bank of America N.A.	07/14/21	$1,106
BRL	3,692,803	USD	729,255	Bank of America N.A.	07/14/21	12,207
BRL	19,985	USD	3,976	BNP Paribas S.A.	07/14/21	37
MXN	913,000	USD	45,533	Bank of America N.A.	07/14/21	200
MXN	856,000	USD	42,821	Deutsche Bank AG	07/14/21	57
USD	58,734	AUD	77,163	Bank of America N.A.	07/14/21	862
USD	221,868	AUD	291,798	Bank of America N.A.	07/14/21	3,020
USD	59,451	AUD	78,202	Barclays Bank PLC	07/14/21	799
USD	230,595	AUD	302,837	Barclays Bank PLC	07/14/21	3,468
USD	17,192	CNH	110,000	Natwest Markets PLC	07/14/21	195
USD	23,910	EUR	20,000	Bank of America N.A.	07/14/21	189
USD	103,802	EUR	85,000	BNP Paribas S.A.	07/14/21	2,988
USD	11,903	EUR	10,000	Natwest Markets PLC	07/14/21	42
USD	144,050	RUB	10,440,000	Bank of America N.A.	07/14/21	1,575
USD	120,363	RUB	8,725,186	Barclays Bank PLC	07/14/21	1,290
USD	31,220	RUB	2,264,813	Goldman Sachs International	07/14/21	312
USD	568,647	TRY	4,967,190	BNP Paribas S.A.	07/14/21	1,882
USD	302,291	ZAR	4,134,252	Morgan Stanley & Co. International PLC	07/14/21	13,210
UAH	2,163,800	USD	76,190	BNP Paribas S.A.	08/11/21	2,173

						45,612

AUD	200,000	USD	150,058	Bank of America N.A.	07/14/21	(58)
AUD	360,000	USD	271,295	Bank of America N.A.	07/14/21	(1,296)
AUD	186,627	USD	140,345	Goldman Sachs International	07/14/21	(375)
EUR	10,000	USD	11,894	Barclays Bank PLC	07/14/21	(33)
MXN	3,966,604	USD	201,245	Goldman Sachs International	07/14/21	(2,553)
RUB	52,699,091	USD	727,237	Goldman Sachs International	07/14/21	(8,050)
USD	290,009	BRL	1,470,000	Goldman Sachs International	07/14/21	(5,146)
USD	286,751	BRL	1,470,000	Morgan Stanley & Co. International PLC	07/14/21	(8,404)

						(25,915)

						$19,697

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	06/20/26	USD	282	$4,786	$4,278	$508
Republic of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	288	(6,533)	(4,152)	(2,381)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	344	42,704	34,695	8,009

							$40,957	$34,821	$6,136

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$38,973	$(4,152)	$8,517	$(2,381)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$45,612	$—	$—	$45,612
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	47,490	—	—	—	—	47,490

	$—	$47,490	$—	$45,612	$—	$—	$93,102

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$89,633	$—	$89,633
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	25,915	—	—	25,915
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	6,533	—	—	—	—	6,533

	$—	$6,533	$—	$25,915	$89,633	$—	$122,081

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$195,835	$—	$195,835
Forward foreign currency exchange contracts	—	—	—	73,010	—	—	73,010
Swaps	—	(42,504)	—	—	—	—	(42,504)

	$—	$(42,504)	$—	$73,010	$195,835	$—	$226,341

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(97,534)	$—	$(97,534)
Forward foreign currency exchange contracts	—	—	—	19,314	—	—	19,314
Swaps	—	46,300	—	—	—	—	46,300

	$—	$46,300	$—	$19,314	$(97,534)	$—	$(31,920)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$3,188,766
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$1,786,349
Average amounts sold — in USD	$2,205,332
Credit default swaps
Average notional value — buy protection	$914,350

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$16,231
Forward foreign currency exchange contracts	45,612	25,915
Swaps — OTC(a)	47,490	6,533

Total derivative assets and liabilities in the Statements of Assets and Liabilities	93,102	48,679

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(16,231)

Total derivative assets and liabilities subject to an MNA	$93,102	$32,448

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$23,945	$(1,354)		$—	$—	$22,591
Barclays Bank PLC	5,557	(33)		—	—	5,524
BNP Paribas S.A.	7,080	—		—	—	7,080
Deutsche Bank AG	57	—		—	—	57
Goldman Sachs International	43,016	(16,124)		—	—	26,892
Morgan Stanley & Co. International PLC	13,210	(13,210)		—	—	—
Natwest Markets PLC	237	—		—	—	237

	$93,102	$(30,721)		$—	$—	$62,381

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Bank of America N.A.	$1,354	$(1,354)		$—	$—	$—
Barclays Bank PLC	33	(33)		—	—	—
Goldman Sachs International	16,124	(16,124)		—	—	—
Morgan Stanley & Co. International PLC	14,937	(13,210)		—	—	1,727

	$32,448	$(30,721)		$—	$—	$1,727

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$3,053,812	$—	$3,053,812
Foreign Agency Obligations	—	23,473,429	—	23,473,429

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,449,740	$—	$—	$1,449,740

	$1,449,740	$26,527,241	$—	$27,976,981

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$8,517	$—	$8,517
Foreign Currency Exchange Contracts	—	45,612	—	45,612
Liabilities
Credit Contracts	—	(2,381)	—	(2,381)
Foreign Currency Exchange Contracts	—	(25,915)	—	(25,915)
Interest Rate Contracts	(89,633)	—	—	(89,633)

	$(89,633)	$25,833	$—	$(63,800)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	BlackRock Systematic Multi-Strategy Fund	BlackRock Emerging Markets Bond Fund

ASSETS
Investments, at value — unaffiliated(a)	$6,787,725,077	$26,527,241
Investments, at value — affiliated(b)	1,258,189,250	1,449,740
Cash	—	9,625
Cash pledged:
Collateral — OTC derivatives	11,550,000	—
Futures contracts	55,319,683	114,000
Centrally cleared swaps	24,136,000	—
Foreign currency, at value(c)	26,822,086	27,673
Receivables:
Investments sold	4,025,174	—
Swaps	138,753,373	—
TBA sale commitments	1,094,229,070	—
Capital shares sold	25,769,965	—
Dividends — unaffiliated	544,076	—
Dividends — affiliated	8,884	11
Interest — unaffiliated	26,013,092	385,193
From the Manager	—	4,217
Variation margin on futures contracts	3,468,466	—
Swap premiums paid	—	38,973
Unrealized appreciation on:
Forward foreign currency exchange contracts	162,341	45,612
OTC swaps	20,968,629	8,517
Deferred offering costs	22,496	—
Prepaid expenses	413,246	33,351

Total assets	9,478,120,908	28,644,153

LIABILITIES
Bank overdraft	762,402	—
Cash received:
Collateral — OTC derivatives	7,470,000	—
Collateral — TBA commitments	920,000	—
TBA sale commitments, at value(d)	1,094,013,150	—
Payables:
Investments purchased	2,441,868,102	—
Swaps	148,672,571	—
Accounting services fees	383,351	23,461
Administration fees	180,504	63
Capital shares redeemed	14,316,418	16,283
Income dividend distributions	—	90,359
Interest expense	216,694	—
Investment advisory fees	3,359,139	—
Recoupment of past waived fees	11	—
Other accrued expenses	1,087,781	22,383
Principal payups	—	2,750
Professional fees	2,530	24,738
Service and distribution fees	76,188	—
Variation margin on futures contracts	1,179,677	16,231
Variation margin on centrally cleared swaps	175,843	—
Swap premiums received	—	4,152
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	25,915
OTC swaps	869,977	2,381

Total liabilities	3,715,554,338	228,716

NET ASSETS	$5,762,566,570	$28,415,437

F I N A N C I A L S T A T E M E N T S	67

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock Systematic Multi-Strategy Fund	BlackRock Emerging Markets Bond Fund

NET ASSETS CONSIST OF
Paid-in capital	$5,584,014,166	$29,507,610
Accumumlated earnings (loss)	178,552,404	(1,092,173)

NET ASSETS	$5,762,566,570	$28,415,437

(a) Investments, at cost — unaffiliated	$6,706,858,893	$26,408,972
(b) Investments, at cost — affiliated	$1,258,249,173	$1,449,740
(c) Foreign currency, at cost	$27,064,389	$27,690
(d) Proceeds from TBA sale commitments	$1,094,229,070	$—

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock Systematic Multi-Strategy Fund	BlackRock Emerging Markets Bond Fund

NET ASSET VALUE
Institutional
Net assets	$5,407,025,115	$4,560,672

Shares outstanding	514,288,036	476,951

Net asset value	$10.51	$9.56

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$341,888,532	N/A

Shares outstanding	32,608,315	N/A

Net asset value	$10.48	N/A

Shares authorized	Unlimited	N/A

Par value	$0.001	N/A

Investor C
Net assets	$7,938,398	N/A

Shares outstanding	762,238	N/A

Net asset value	$10.41	N/A

Shares authorized	Unlimited	N/A

Par value	$0.001	N/A

Class K
Net assets	$5,714,525	$23,854,765

Shares outstanding	543,614	2,495,000

Net asset value	$10.51	$9.56

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	BlackRock Systematic Multi-Strategy Fund	BlackRock Emerging Markets Bond Fund

INVESTMENT INCOME
Dividends — unaffiliated	$5,752,894	$—
Dividends — affiliated	123,989	139
Interest — unaffiliated	41,401,066	693,552
Foreign taxes withheld	—	(6,331)

Total investment income	47,277,949	687,360

EXPENSES
Investment advisory	17,134,354	74,018
Transfer agent — class specific	2,595,733	2,080
Administration	834,714	5,719
Administration — class specific	456,992	2,692
Registration	384,408	26,498
Service and distribution — class specific	368,054	—
Accounting services	189,592	8,439
Custodian	127,847	5,621
Professional	84,473	45,364
Offering	41,779	—
Printing and postage	21,135	17,393
Trustees and Officer	15,869	728
Recoupment of past waived and/or reimbursed fees — class specific	11	—
Miscellaneous	118,952	5,686

Total expenses	22,373,913	194,238
Less:
Administration fees waived	—	(5,720)
Administration fees waived - class specific	(161,164)	(2,400)
Fees waived and/or reimbursed by the Manager	(212,249)	(104,539)
Transfer agent fees waived and/or reimbursed — class specific	(20,791)	(856)

Total expenses after fees waived and/or reimbursed	21,979,709	80,723

Net investment income	25,298,240	606,637

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	16,953,095	119,900
Forward foreign currency exchange contracts	(110,317)	73,010
Foreign currency transactions	515,486	(7,943)
Futures contracts	10,489,753	195,835
Swaps	89,441,427	(42,504)

	117,289,444	338,298

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,439,776	(816,752)
Investments — affiliated	(2)	—
Forward foreign currency exchange contracts	175,396	19,314
Foreign currency translations	(483,640)	(451)
Futures contracts	6,917,051	(97,534)
Swaps	36,117,154	46,300

	46,165,735	(849,123)

Net realized and unrealized gain (loss)	163,455,179	(510,825)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,753,419	$95,812

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Systematic Multi-Strategy Fund		BlackRock Emerging Markets Bond Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,298,240	$22,279,406	$606,637	$1,038,011
Net realized gain (loss)	117,289,444	(57,645,927)	338,298	(549,947)
Net change in unrealized appreciation (depreciation)	46,165,735	59,597,480	(849,123)	1,144,043

Net increase in net assets resulting from operations	188,753,419	24,230,959	95,812	1,632,107

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	—	(26,669,101)	(73,378)	(5,005)
Investor A	—	(1,467,609)	—	—
Investor C	—	(18,725)	—	—
Class K	—	(1,792)	(510,530)	(1,270,431)
Return of capital
Institutional	—	(778,698)	—	—
Investor A	—	(63,207)	—	—
Investor C	—	(877)	—	—
Class K	—	(154)	—	—

Decrease in net assets resulting from distributions to shareholders	—	(29,000,163)	(583,908)	(1,275,436)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,297,962,307	2,927,997,601	4,470,751	89,843

NET ASSETS
Total increase in net assets	2,486,715,726	2,923,228,397	3,982,655	446,514
Beginning of period	3,275,850,844	352,622,447	24,432,782	23,986,268

End of period	$5,762,566,570	$3,275,850,844	$28,415,437	$24,432,782

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$10.10		$9.88		$9.47	$10.15	$9.61	$9.53

Net investment income(a)	0.06		0.14		0.23	0.29	0.22	0.16
Net realized and unrealized gain (loss)	0.35		0.21		0.56	(0.12)	0.73	0.40

Net increase from investment operations	0.41		0.35		0.79	0.17	0.95	0.56

Distributions(b)
From net investment income	—		(0.13)		(0.18)	(0.29)	(0.22)	(0.16)
From net realized gain	—		(0.00	)(c)	(0.20)	(0.56)	(0.19)	(0.32)
Return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	—		(0.13)		(0.38)	(0.85)	(0.41)	(0.48)

Net asset value, end of period	$10.51		$10.10		$9.88	$9.47	$10.15	$9.61

Total Return(d)
Based on net asset value	4.06	%(e)	3.57%		8.43%	1.74%	10.00%	5.91%

Ratios to Average Net Assets(f)
Total expenses	0.96	%(g)	0.99%		1.29%	2.33%	2.16%	2.24%

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.95%		0.95%	0.95%	0.95%	1.19%

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.95	%(g)	0.95%		0.95%	0.95%	0.95%	1.18%

Net investment income	1.12	%(g)	1.38%		2.27%	2.93%	2.19%	1.64%

Supplemental Data
Net assets, end of period (000)	$5,407,025		$3,091,298		$277,782	$32,961	$27,328	$25,588

Portfolio turnover rate(h)(i)		444%	503%		442%	426%	424%	722%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.02%	0.01%	0.00%	0.02%

(g)	Annualized
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	198%	258%	267%	220%	251%	488%

(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$10.09		$9.87		$9.46	$10.15	$9.60	$9.53

Net investment income(a)	0.04		0.14		0.20	0.22	0.19	0.14
Net realized and unrealized gain (loss)	0.35		0.19		0.58	(0.09)	0.74	0.39

Net increase from investment operations	0.39		0.33		0.78	0.13	0.93	0.53

Distributions(b)
From net investment income	—		(0.11)		(0.17)	(0.26)	(0.19)	(0.14)
From net realized gain	—		(0.00	)(c)	(0.20)	(0.56)	(0.19)	(0.32)
Return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	—		(0.11)		(0.37)	(0.82)	(0.38)	(0.46)

Net asset value, end of period	$10.48		$10.09		$9.87	$9.46	$10.15	$9.60

Total Return(d)
Based on net asset value	3.87	%(e)	3.34%		8.25%	1.41%	9.83%	5.61%

Ratios to Average Net Assets(f)
Total expenses	1.24	%(g)	1.31%		1.60%	2.73%	2.63%	2.75%

Total expenses after fees waived and/or reimbursed	1.20	%(g)	1.20%		1.20%	1.20%	1.20%	1.42%

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20	%(g)	1.20%		1.20%	1.20%	1.20%	1.42%

Net investment income	0.86	%(g)	1.34%		1.95%	2.21%	1.94%	1.46%

Supplemental Data
Net assets, end of period (000)	$341,889		$179,389		$74,536	$2,725	$1,469	$2,439

Portfolio turnover rate(h)(i)		444%	503%		442%	426%	424%	722%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.02%	0.01%	0.00%	0.02%

(g)	Annualized
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	198%	258%	267%	220%	251%	488%

(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$10.05		$9.87		$9.47	$10.16	$9.58	$9.51

Net investment income(a)	0.01		0.01		0.08	0.20	0.12	0.06
Net realized and unrealized gain (loss)	0.35		0.24		0.62	(0.14)	0.73	0.40

Net increase from investment operations	0.36		0.25		0.70	0.06	0.85	0.46

Distributions(b)
From net investment income	—		(0.07)		(0.10)	(0.19)	(0.08)	(0.07)
From net realized gain	—		(0.00	)(c)	(0.20)	(0.56)	(0.19)	(0.32)
Return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	—		(0.07)		(0.30)	(0.75)	(0.27)	(0.39)

Net asset value, end of period	$10.41		$10.05		$9.87	$9.47	$10.16	$9.58

Total Return(d)
Based on net asset value	3.58	%(e)	2.55%		7.43%	0.65%	8.97%	4.82%

Ratios to Average Net Assets(f)
Total expenses	1.96	%(g)	2.07%		2.51%	3.48%	3.30%	3.43%

Total expenses after fees waived and/or reimbursed	1.94	%(g)	1.95%		1.95%	1.95%	1.95%	2.19%

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.94	%(g)	1.95%		1.95%	1.95%	1.95%	2.18%

Net investment income	0.13	%(g)	0.10%		0.76%	2.01%	1.18%	0.64%

Supplemental Data
Net assets, end of period (000)	$7,938		$4,868		$305	$75	$67	$193

Portfolio turnover rate(h)(i)		444%	503%		442%	426%	424%	722%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.03%	0.02%	0.01%	0.00%	0.02%

(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	198%	258%	267%	220%	251%	488%

(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Period from 09/29/20(a) to 12/31/20

Net asset value, beginning of period	$10.10		$10.22

Net investment income(b)	0.07		0.01
Net realized and unrealized gain (loss)	0.34			(0.06)

Net increase (decrease) from investment operations	0.41			(0.05)

Distributions(c)
From net investment income	—			(0.07)
From net realized gain	—		(0.00	)(d)
Return of capital	—		(0.00	)(d)

Total distributions	—			(0.07)

Net asset value, end of period	$10.51		$10.10

Total Return(e)
Based on net asset value	4.06	%(f)	(0.53	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.86	%(h)	0.99	%(h)

Total expenses after fees waived and/or reimbursed	0.85	%(h)	0.90	%(h)

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.85	%(h)	0.90	%(h)

Net investment income	1.34	%(h)	0.35	%(h)

Supplemental Data
Net assets, end of period (000)	$5,715		$296

Portfolio turnover rate(i)(j)		444%		503%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Period from 09/29/20(a) to 12/31/20
Investments in underlying funds	0.02%	0.03%

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)	Period from 09/29/20 to 12/31/20	(a)
Portfolio turnover rate (excluding MDRs)	198%	258%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Emerging Markets Bond Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,			Period from 07/27/17(a) to 12/31/17
			2020	2019	2018
Net asset value, beginning of period	$9.74		$9.59	$8.83	$9.93	$10.00

Net investment income(b)	0.20		0.41	0.46	0.37	0.21
Net realized and unrealized gain (loss)	(0.18)		0.24	0.77	(0.95)	(0.06)

Net increase (decrease) from investment operations	0.02		0.65	1.23	(0.58)	0.15

Distributions from net investment income(c)	(0.20)		(0.50)	(0.47)	(0.52)	(0.22)

Net asset value, end of period	$9.56		$9.74	$9.59	$8.83	$9.93

Total Return(d)
Based on net asset value	0.28	%(e)	7.20%	14.07%	(5.95)%	1.53	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.47	%(g)	1.72%	1.58%	1.86%	1.35	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.68	%(g)	0.68%	0.68%	0.67%	0.65	%(g)

Net investment income	4.48	%(g)	4.43%	4.81%	3.95%	4.93	%(g)

Supplemental Data
Net assets, end of period (000)	$4,561		$146	$48	$44	$50

Portfolio turnover rate	14%		80%	68%	59%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,			Period from 07/27/17(a) to 12/31/17
		2020	2019	2018
Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.02%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.03%.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Emerging Markets Bond Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,			Period from 07/27/17(a) to 12/31/17
			2020	2019	2018
Net asset value, beginning of period	$9.73		$9.59	$8.83	$9.93	$10.00

Net investment income(b)	0.21		0.41	0.46	0.38	0.21
Net realized and unrealized gain (loss)	(0.17)		0.23	0.77	(0.96)	(0.06)

Net increase (decrease) from investment operations	0.04		0.64	1.23	(0.58)	0.15

Distributions from net investment income(c)	(0.21)		(0.50)	(0.47)	(0.52)	(0.22)

Net asset value, end of period	$9.56		$9.73	$9.59	$8.83	$9.93

Total Return(d)
Based on net asset value	0.43	%(e)	7.18%	14.17%	(5.87)%	1.55	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.44	%(g)	1.59%	1.45%	1.70%	1.31	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.59	%(g)	0.59%	0.59%	0.59%	0.59	%(g)

Net investment income	4.51	%(g)	4.52%	4.90%	4.03%	4.98	%(g)

Supplemental Data
Net assets, end of period (000)	$23,855		$24,287	$23,938	$22,042	$24,770

Portfolio turnover rate	14%		80%	68%	59%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,			Period from 07/27/17(a) to 12/31/17
		2020	2019	2018
Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.02%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.98%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds IV and BlackRock Funds V (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy Fund	Diversified
BlackRock Emerging Markets Bond Fund	Emerging Markets Bond Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a proposal to change the name of the Emerging Markets Bond Fund to BlackRock Sustainable Emerging Markets Bond Fund. The Board also approved certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, the investment adviser has determined to change the benchmark indices against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as

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Notes to Financial Statements (unaudited) (continued)

“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly for Emerging Markets Bond Fund and declared daily and paid annually for Systematic Multi-Strategy Fund. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

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Notes to Financial Statements (unaudited) (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional

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amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees
Average Daily Net Assets	Systematic Multi-Strategy Fund
First $1 billion	0.80%
$1 billion — $3 billion	0.75
$3 billion — $5 billion	0.72
$5 billion — $10 billion	0.70
Greater than $10 billion	0.68

Investment Advisory Fees
Average Daily Net Assets	Emerging Markets Bond Fund
First $1 billion	0.55%
$1 billion — $2 billion	0.51
$2 billion — $3 billion	0.48
Greater than $3 billion	0.46

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Systematic Multi-Strategy Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Systematic Multi-Strategy Fund
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Fund Name	Investor A	Investor C	Total
Systematic Multi-Strategy Fund	$337,300	$30,754	$368,054

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$429,155	$26,984	$615	$238	$456,992
Emerging Markets Bond Fund	337	—	—	2,355	2,692

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Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Total
Systematic Multi-Strategy Fund	$1,695	$26	$1,721

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$1,880	$481	$38	$—	$2,399
Emerging Markets Bond Fund	8	—	—	35	43

For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$2,402,977	$189,472	$3,263	$21	$2,595,733
Emerging Markets Bond Fund	1,247	—	—	833	2,080

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
Systematic Multi-Strategy Fund	$3,791

For the six months ended June 30, 2021, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Systematic Multi-Strategy Fund	$1,930	$2,567

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Systematic Multi-Strategy Fund	$212,249
Emerging Markets Bond Fund	313

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K
Systematic Multi-Strategy Fund	0.95%	1.20%	1.95%	0.90%
Emerging Markets Bond Fund	0.68	—	—	0.59

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2021, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets Bond Fund	$104,226

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Notes to Financial Statements (unaudited) (continued)

Fund Name	Administration fees waived
Emerging Markets Bond Fund	$5,720

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$134,051	$26,984	$128	$1	$161,164
Emerging Markets Bond Fund	45	—	—	2,355	2,400

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$1,767	$19,000	$23	$1	$20,791
Emerging Markets Bond Fund	24	—	—	832	856

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective May 19, 2022, for Systematic Multi-Strategy Fund, and effective July 27, 2024, for Emerging Markets Bond Fund, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

For the six months ended June 30, 2021, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Fund Name	Class K
Systematic Multi-Strategy Fund	$11

As of June 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	December 31, 2021	May 19, 2022
Systematic Multi-Strategy Fund
Fund Level	$347,082	$8,566
Institutional	74,405	642,445
Investor A	62,945	160,730
Investor C	388	2,084
Class K	—	52

	Expiring
Fund Name/Fund Level/Share Class	December 31, 2021	December 31, 2022	December 31, 2023
Emerging Markets Bond Fund
Fund Level	$197,841	$223,272	$109,945
Institutional	30	56	69
Class K	4,802	4,661	3,187

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its

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outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy Fund	$—	$158,886	$12,812

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
Systematic Multi-Strategy Fund	$23,261,479,175	$21,285,245,627
Emerging Markets Bond Fund	7,766,317	3,567,607

For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
Systematic Multi-Strategy Fund	$11,823,944,322	$11,824,532,659

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of December 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
Systematic Multi-Strategy Fund	$14,425,410
Emerging Markets Bond Fund	1,092,405

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Systematic Multi-Strategy Fund	$7,972,085,815	$187,590,073	$(85,378,516)	$ 102,211,557
Emerging Markets Bond Fund	28,287,875	1,813,053	(2,187,747)	(374,694)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and

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Notes to Financial Statements (unaudited) (continued)

other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy Fund
Institutional
Shares sold	255,921,262	$2,627,201,659	313,757,236	$3,180,691,392
Shares issued in reinvestment of distributions	—	—	2,559,501	25,870,980
Shares redeemed	(47,691,673)	(488,675,686)	(38,368,636)	(388,028,447)

	208,229,589	$2,138,525,973	277,948,101	$2,818,533,925

Investor A
Shares sold and automatic conversion of shares	19,022,128	$194,547,457	14,113,467	$143,367,057
Shares issued in reinvestment of distributions	—	—	150,864	1,522,722
Shares redeemed	(4,199,475)	(43,254,029)	(4,030,662)	(40,338,338)

	14,822,653	$151,293,428	10,233,669	$104,551,441

Investor C
Shares sold	346,614	$3,538,369	475,985	$4,838,834
Shares issued in reinvestment of distributions	—	—	1,947	19,602
Shares redeemed and automatic conversion of shares	(68,488)	(694,816)	(24,659)	(246,201)

	278,126	$2,843,553	453,273	$4,612,235

Class K(a)
Shares sold	554,030	$5,710,861	29,354	$300,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(39,770)	(411,508)	—	—

	514,260	$5,299,353	29,354	$300,000

	223,844,628	$2,297,962,307	288,664,397	$2,927,997,601

(a)	The share class commenced operation on September 29, 2020.

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Emerging Markets Bond Fund
Institutional
Shares sold	463,671	$4,486,975	9,892	$89,151
Shares issued in reinvestment of distributions	7,657	72,406	261	2,466
Shares redeemed	(9,341)	(88,630)	(189)	(1,774)

	461,987	$4,470,751	9,964	$89,843

Class K
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

	—	$—	—	$—

	461,987	$4,470,751	9,964	$89,843

As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Class K	Total
Systematic Multi-Strategy Fund	—	29,354	29,354
Emerging Markets Bond Fund	5,000	2,495,000	2,500,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreements and Sub-Advisory  Agreements

The Board of Trustees of BlackRock Funds IV and the Board of Trustees of BlackRock Funds V (together, the “Board,” the members of which are referred to as “Board Members”) met on May 4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between BlackRock Funds IV, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Systematic Multi-Strategy Fund”), and between BlackRock Funds V (together with BlackRock Funds IV, the “Trusts”), on behalf of BlackRock Emerging Markets Bond Fund (the “Emerging Markets Bond Fund” and together with the Systematic Multi-Strategy Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited, with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of each Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, in light of the Systematic Multi-Strategy Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered the Systematic Multi-Strategy Fund’s performance relative to the Systematic Multi-Strategy Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three-, and five-year periods reported, the Systematic Multi-Strategy Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Systematic Multi-Strategy Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Systematic Multi-Strategy Fund’s underperformance relative to its total return target during the applicable period.

The Board noted that for the one-year, three-year and since-inception periods reported, the Emerging Markets Bond Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Systematic Multi-Strategy Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Systematic Multi-Strategy Fund’s Expense Peers. The Board further noted that the Systematic Multi-Strategy Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Systematic Multi-Strategy Fund increases above certain contractually specified levels. The Board noted that if the size of the Systematic Multi-Strategy Fund were to decrease, the Systematic Multi-Strategy Fund could lose the benefit of one or more breakpoints. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Systematic Multi-Strategy Fund’s total expenses as a percentage of the Systematic Multi-Strategy Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Emerging Markets Bond Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Emerging Markets Bond Fund’s Expense Peers. The Board also noted that the Emerging Markets Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Emerging Markets Bond Fund increases above certain contractually specified levels. The Board noted that if the size of the Emerging Markets Bond Fund were to decrease, the Emerging Markets Bond Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Emerging Markets Bond Fund’s total expenses as a percentage of the Emerging Markets Bond Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and BlackRock Funds IV, on behalf of the Systematic Multi-Strategy Fund, and BlackRock Funds V, on behalf of the Emerging Markets Bond Fund, for a one-year term ending June 30, 2022, and the

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	95

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Willkie Farr & Gallagher LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

96	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

CJSC	Closed Joint Stock Company

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

HIBOR	Hong Kong Interbank Offered Rate

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	97

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FIXINC-06/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

2

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 2, 2021

4